UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: 06/30/08

Date of reporting period: 06/30/08

Item 1.	Reports to Stockholders.

THE HIRTLE CALLAGHAN TRUST	Annual Report

June 30, 2008

We are pleased to present the June 30, 2008 Annual Report for The Hirtle Callaghan Trust (the “Trust”).

The Trust, a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan’s ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of nine separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

THE HIRTLE CALLAGHAN TRUST	Annual Report

June 30, 2008

Fiscal Year 2008 Summary

General Market

Over the past fiscal year we have experienced one of the most difficult global liquidity/credit crises in more than 50 years. It began in August 2007, with failures in the subprime mortgage market that triggered liquidations and concerns of broader financial fallout in the higher quality mortgage market, the municipal bond market, equity markets, the quantitative equity and leveraged hedge fund strategies, and the money markets. The initial crisis was forestalled by unprecedented global central bank intervention culminating in a rare action on the part of the Federal Reserve to provide discount window borrowing availability to investment banks. However, these positive actions were short lived as the unwinding of the credit excesses of the past ten years continued to weigh on the financial system. In March, 2008, the crisis claimed its largest victim as J.P. Morgan Chase & Co., in council with the Federal Reserve, orchestrated an eleventh hour buyout of Bear Stearns. Even as the Hirtle Callaghan Trust fiscal year ends, concerns remain about the solvency and ongoing viability of Fannie Mae, the Federal Home Loan Bank Board and several major banks.

In the midst of this liquidity crisis, concerns over global shortages of commodities, especially energy, have resulted in massive price increases contributing to a global economic slowdown, declining corporate profitability and falling equity market values.

All of these events and concerns weighed heavily on the equity markets in fiscal 2008. U.S. equities, as measured by the S&P 500 Index, declined more than 13%. U.S. Growth stocks held up better, but still declined about 6%. U.S. Value stocks, especially those in the financial sector, came under the greatest pressure with a decline of nearly 19%. U.S. Small Cap stocks declined more than 16% and International Stocks in the developed markets, as measured by the MSCI EAFE Index, declined by more than 10% in U.S. dollar terms. International stocks actually declined by more than 20% in their local markets, but the strength of foreign currencies dampened the loss for U.S.-based investors.

In a flight to quality typical of financial crises, U.S. Treasury securities were the safest haven. High quality, investment grade bond indexes registered strong, positive returns. The Lehman Brothers Aggregate Bond Index returned more than 7%, the Lehman Brothers 5 Year GO Muni Index returned nearly 6% and the Merrill Lynch Muni 1-3 Year Index returned more than 5%. These indices mask what was a very difficult year for all but the most liquid and highest quality fixed income securities. Deleveraging and liquidation pressures in the credit markets resulted in increasing interest rate spreads and wide performance dispersion between the most liquid, high quality securities and all other sectors. In the high yield bond market, spreads widened resulting in a decline of more than 2% for the CSFB High Yield Bond Index.

The table below highlights that in a very difficult market all of the equity portfolios, as well as the Fixed Income Opportunity Portfolio in the Hirtle Callaghan Trust, achieved their objectives and surpassed their performance benchmarks. The fixed income portfolios, except for the Fixed Income Opportunity Portfolio, provided positive results, but lagged benchmark returns. A detailed discussion of each of the portfolios is contained in the following sections.

Hirtle Callaghan Trust Portfolio as Compared to Performance Benchmarks	Fiscal Year 2008 Return
The Value Equity Portfolio	-17.95%
Russell 1000 Value Index[1]	-18.78%

The Growth Equity Portfolio	-4.99%
Russell 1000 Growth Index[1]	-5.96%

The Small Capitalization Equity Portfolio	-10.87%
Russell 2000 Index[1]	-16.19%

Hirtle Callaghan Trust Portfolio as Compared to Performance Benchmarks	Fiscal Year 2008 Return
The International Equity Portfolio	-8.04%
MSCI EAFE Index[2]	-10.15%

The Fixed Income Portfolio	2.51%
Lehman Brothers Aggregate Bond Index[3]	7.12%

The Fixed Income II Portfolio	6.20%
Lehman Brothers Aggregate Bond Index[3]	7.12%

The Fixed Opportunity Portfolio	-0.51%
CSFB High Yield Bond Index[4]	-2.12%

The Short Term Municipal Bond Portfolio	4.53%
Merrill Lynch 1-3 Year Muni Index[5]	5.43%

The Intermediate Term Municipal Bond Portfolio	2.29%
Lehman Brothers 5 Year GO Muni Index[6]	5.90%

Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index. All of the referenced benchmark indices are unmanaged, thus the indices results do not reflect the impact of expenses associated with investing securities, such as brokerage commission and transactions costs.

[1]

Each of the Russell indices is an unmanaged, market cap-weighted index of common stocks domiciled in the U.S. However, unlike the S&P 500 Stock Index, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking U.S. common stocks ranked from largest to smallest market capitalization and included in the index is the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index® that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

[2]

The Morgan Stanley Capital International Europe, Australia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets.

[3]	The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.
[4]

The Credit Suisse / First Boston (“CSFB”) High Yield Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. It is comprised of over 1,600 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds. Floating-rate, convertible and preferred stock issues are not included.

[5]

The Merrill Lynch Municipal 1-3 Year Total Return Index is an unmanaged, equal-weighted index that tracks the total return performance of the domestic United States municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.

[6]	The Lehman Brothers 5-Year General Obligations Index is an unmanaged index of government municipal bonds.

Past Performance does not guarantee future results.

The Value Equity Portfolio

The Value Equity Portfolio, managed by Institutional Capital, LLC, JS Asset Management, LLC, and SSgA Funds Management, Inc., returned -17.95% for the fiscal year compared to -18.78% for the Russell 1000® Value Index1. The Portfolio lagged the -17.04% return for the average manager in the Lipper2 universe of Large Cap Value Funds.

The absolute decline in the Portfolio reflects the challenging environment for value stocks over the past year, especially those within the financial sector. The Portfolio outperformed its benchmark because of the strong relative performance of the assets managed by Institutional Capital, LLC. The assets managed by Institutional Capital, LLC had a return of -14.55% for the period, surpassing the benchmark and placing them among the better performing value managers over the period. Institutional Capital Management, LLC has managed the largest portion of the Portfolio over the past few years because we believed their relative value strategy offered less risk and better active return opportunities than traditional value strategies.

The Portfolio has had a very low (less than 10%) allocation to traditional value strategies over the past few years. These strategies have lagged significantly in the current environment primarily because of their higher allocation to the financial sector. JS Asset Management, LLC, our manager in this role, declined 51.1% for the period. The declines are attributable to their significant over-weights to both the financial and homebuilding sectors, and their returns are comparable to other managers with similar investment strategies and risks. These types of strategies have suffered the most from the credit/liquidity crisis. The overall portfolio has maintained minimal allocations to these diversifying strategies because of the higher risk they represent.

As a result of the recent environment, investment opportunities in traditional value strategies are starting to improve. Over the next twelve months we anticipate there will be manager additions and changes in portfolio allocations to take advantage of the opportunity in traditional value strategies.

[1]

The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Stock Index with lower price-to-book ratios and lower forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio from 7/1/98 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.44%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The Growth Equity Portfolio

The Growth Equity Portfolio, managed by Jennison Associates LLC, Sustainable Growth Advisors and SSgA Funds Management, Inc., returned -4.99% for the fiscal year compared to -5.96% for the Russell 1000® Growth Index1 . The Portfolio performed in line with the -4.78% return for the average manager in the Lipper2 universe of Large Cap Growth Funds.

While the absolute decline in the Portfolio reflects the challenging environment for all stocks over the past year, the decline in growth stocks was considerably less than other areas of the equity markets because of more attractive relative valuations and fundamentals, stronger balance sheets and a lack of significant exposure to the financial sector. Jennison Associates LLC registered the best performance in the Portfolio with a return of -2.38% for the period. Portfolio assets managed by Sustainable Growth Advisors lagged the index modestly at -6.71%.

Sustainable Growth Advisors focuses on the largest capitalization, high quality growth companies. This is an area of the growth universe that has lagged the mid capitalization, higher beta and higher growth issues. We continue to believe that the high quality segment of the universe offers better potential rewards and less potential risk than other areas of the growth universe and expect to increase allocations to this area over the next year.

[1]

The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Stock Index with higher price-to-book ratios and higher forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio from 7/1/98 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.32%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The Small Capitalization Equity Portfolio

The Small Capitalization Equity Portfolio, managed by Frontier Capital Management Company, LLC, Geewax Terker & Co., Sterling Johnston Capital Management, Inc., Franklin Portfolio Associates, LLC, and IronBridge Capital Management, Inc., returned -10.87% for the fiscal year but posted much stronger results than the -16.19% return of the Russell 2000® Index1 and the -16.96% return of the average manager in the Lipper2 universe of Small Cap Core Funds.

The Small Capitalization Equity Portfolio benefited from its earnings driven focus during a period where superior earnings growth and profitability were the primary factors driving small capitalization stock prices and investment performance. The Portfolio is diversified across five different investment managers employing diverse investment styles including value, growth and core investment approaches. Over the past few years the Portfolio has maintained more of a growth and earnings driven bias based on concerns of increased risk in more value driven sectors and strategies. This has served the Portfolio very well in the current environment, except for the allocation to Franklin Portfolio Associates LLC, whose value driven strategy, as would be expected, lagged during the period.

The Portfolio is diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to capitalize on this cyclicality of manager styles by re-allocating away from investment managers whose strategy and style realize extraordinary excess returns to good long term managers whose investment strategy and style has been out of favor in the short term.

[1]

Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization Equity Portfolio from 7/1/98 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization Equity Portfolio reflects the deduction of fees for these value added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.65%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The International Equity Portfolio

The International Equity Portfolio, managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, and Causeway Capital Management LLC, returned -8.04%* for the fiscal year, surpassing the MSCI EAFE Index1 return of -10.15% and the -9.20% return of the average manager in the Lipper2 universe of International Funds.

Both Artisan and Capital Guardian surpassed the benchmark for Portfolio assets they manage with returns of -6.00% and -8.24% respectively. Artisan, with the more growth oriented strategy, performed best in an environment that favored growth driven sectors and strategies over value.

Causeway Capital Management LLC, the primary value oriented manager in the Portfolio lagged the benchmark, as would be expected in this environment at -13.73% versus -10.61%.

The Portfolio is diversified across multiple managers and strategies to ensure proper portfolio diversification and achieve the goal of providing superior long-term returns in as stable and consistent a manner as possible. The Portfolio has been under-weight value driven managers and strategies over the past few years due to increasing risks in these strategies. The Portfolio expects to capitalize on this cyclicality of manager styles by re-allocating away from investment managers whose strategy and style realize extraordinary excess returns to good long term managers whose investment strategy and style has been out of favor in the short term.

Currency returns accounted for nearly 10% of the Portfolio’s return this past year as the Portfolio’s international holdings declined 20.26% in local currency returns. The currency return reflects the continued strength of international currencies versus the U.S. dollar and is one of the benefits and risks of international diversification.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
[1]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio from 7/1/98 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.86%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The Fixed Income Portfolio

The Fixed Income Portfolio managed by Aberdeen Asset Management, Inc. returned 2.51% for the fiscal year lagging the 7.12% return of the Lehman Brothers Aggregate Bond Index1 by a wide margin, but performing more in line with the 3.46% return of the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

The past fiscal year was very difficult for any diversified fixed income investment strategy that did not have a major concentration in U.S. Treasury securities. The credit crisis created liquidity fears in the credit markets causing a flight to the safety of Treasuries. Demand for Treasury securities was further exacerbated by significant deleveraging of hedge fund strategies. These actions drove Treasury prices higher, across the yield curve, and yields lower than most non-Treasury securities. This hurt the short-term performance of fixed income managers, like Aberdeen, and the broader universe of managers reflected in the Lipper universe data mentioned above, that were underweight Treasury securities but maintained a well diversified portfolio of high quality bonds. We anticipate that as the liquidity concerns of the credit crisis dissipate, this performance differential will reverse. In the interim, the Aberdeen portfolio maintains an attractive yield (income) advantage over the benchmark without a material difference in credit quality.

Overall, Aberdeen maintains a portfolio duration, or interest rate sensitivity of the portfolio, close to the portfolio benchmark, and seeks to add value primarily through issue selection, relative value opportunities across sectors and proper positioning of the portfolio along the yield curve.

[1]

The Lehman Brothers Aggregate Bond Index includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Portfolio from 7/1/98 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the Lehman Brothers Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.35%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The Fixed Income II Portfolio

The Fixed Income II Portfolio, managed by Blackrock Financial Management, Inc., returned 6.20% for the fiscal year lagging the 7.12% return of the Lehman Brothers Aggregate Bond Index1 modestly, but exceeding the 3.46% return of average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

The past fiscal year was very difficult for any diversified fixed income investment strategy that did not have a major concentration in U.S. Treasury securities. The credit crisis created liquidity fears in the credit markets causing a flight to the safety of Treasuries. Demand for Treasury securities was further exacerbated by significant deleveraging of hedge fund strategies. These actions drove Treasury prices higher, across the yield curve, and yields lower than most non-Treasury securities. This hurt the short-term performance of fixed income managers, like Blackrock that were underweight Treasury securities but maintained a well diversified portfolio of high quality bonds. We expect that as the liquidity concerns of the credit crisis dissipate, this performance differential will reverse.

Blackrock Financial Management, Inc. performed better than the average fixed income manager during this period because they maintained tighter sector allocations versus the benchmark than most other managers.

[1]

The Lehman Brothers Aggregate Bond Index includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income II Portfolio from 9/26/00 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Lehman Brothers Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The performance of The Fixed Income II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.35%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The Fixed Income Opportunity Portfolio

For the fiscal year the Fixed Income Opportunity Portfolio, managed by Seix Investment Advisors LLC, had a return of -0.51%* surpassing the -2.12% return of the benchmark CSFB High Yield Bond Index1 and the -3.20% return of the average manager in the Lipper2 High Yield Fund universe. The Portfolio’s relative performance advantage was attributable to a higher quality orientation than the benchmark index and the average manager in the high yield bond universe.

The Fixed Income Opportunity Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The Portfolio may also invest up to 50% of its assets, opportunistically, in other fixed income securities, including Treasury Inflation Protection securities, convertible bonds, and international bonds. Over the fiscal year the Portfolio remained focused exclusively on high yield bonds.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
[1]

The Credit Suisse First Boston (“CSFB”) High Yield Bond Index is designed to mirror the investable universe of the US dollar-denominated high yield debt market. It is comprised of over 1,600 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds; floating-rate and convertible issues, as well as preferred stock are not included. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio from 9/26/00 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the CSFB High Yield Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.61%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The Short-Term Municipal Bond Portfolio

The Short-Term Municipal Bond Portfolio, managed by Breckinridge Capital Advisors, Inc., returned 4.53% for the fiscal year compared to 5.43% for the Portfolio’s benchmark, the Merrill Lynch Muni 1-3 Year Index1. The Portfolio was significantly ahead of the 2.78% return of the average manager in the Lipper2 universe of Short Duration Municipal Bond Funds.

The Portfolio lagged the benchmark primarily due to exposure to longer duration bonds (despite maintaining an overall duration in line with the index) as the yield curve steepened considerably over the course of the year. In this environment the best strategy was to concentrate at the shortest maturities on the yield curve. The Portfolio remains positioned with a high quality bias and should benefit from the higher credit quality of the underlying issuers as insured bonds in the portfolio and index continue to come under pressure.

[1]

Merrill Lynch Muni 1-3 Year Index is an unmanaged, equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance in The Short-Term Municipal Bond Portfolio from 3/1/06 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the Merrill Lynch Muni 1-3 Year Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.30%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio, managed by Schroder Investment Management North America, Inc., returned 2.29% for the fiscal year, trailing the 5.90% return of the benchmark Lehman Brothers 5-Year GO Bond Index1 . The Portfolio’s performance also trailed the 3.29% return of the average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Relative performance was negatively impacted by the Portfolio’s allocation of roughly 7% to floating rate instruments that derive their credit rating based on guarantees issued by large investment banks. As credit risk was re-priced these instruments underperformed significantly, detracting roughly 2.50% from total portfolio performance. The Portfolio’s subadvisor, Schroder Investment Management North America, Inc., maintains their view that the credit risk of these securities is equal to that of the same issuer’s regular municipal bonds and that as the market more accurately reflects this fact their current yield advantage will also be accompanied by principal appreciation. The Portfolio’s diversification across various maturities on the yield curve also detracted from performance, with the five year segment of the yield curve providing the best performance as investors’ increased risk aversion and hedge fund deleveraging caused longer maturities to underperform.

We expect that as the liquidity concerns of the credit crisis dissipate, this performance differential will reverse. In the interim, the Portfolio maintains an attractive yield (income) advantage over the benchmark without a material difference in credit quality.

[1]

The Lehman Brothers 5-Year GO Bond Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio from 7/1/98 to 6/30/08, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance is compared to the Lehman Brothers 5 Year GO Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/07) — 0.34%

The expense ratio above reflects the expenses currently in effect. This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio.

Conclusion

The investment environment over the past twelve months has been very difficult. Financial markets have been subject to one of the most severe liquidity driven credit crises in over 50 years. The massive deleveraging of the financial system and financial institutions, along with rising energy prices that threaten increased inflation, higher interest rates, and lower corporate profitability, are undermining short term economic growth and investor expectations for financial assets. Short term investor concerns and behaviors will likely contribute to increasing price swings both on the up and down-side. This is why it can be very risky to alter a long term investment strategy in response to short term investor or market sentiment in this environment.

Over the longer term, fundamentals and valuation drive the financial markets. For investors with a diversified, strategic asset allocation that was designed to meet their long term objectives, the best strategy in this environment is to adhere to this strategy and to take advantage of market volatility by rebalancing the portfolio to reduce risk in areas that have benefited excessively from the volatility and to add to areas with good long term fundamentals where volatility and declining prices are creating the opportunity for higher future returns.

As would be expected, the absolute results of the Equity Portfolios in the Hirtle Callaghan Trust were adversely impacted by the declining global equity markets in Fiscal 2008. However, each one of the Equity Portfolios and the Fixed Income Opportunity Portfolio outperformed their benchmarks, and in most cases their peer universes, because of good overall manager allocations and selections within the defined objectives and guidelines of each Portfolio. The remaining Fixed Income Portfolios in the Hirtle Callaghan Trust benefited from the favorable fixed income market performance of the past year but lagged benchmarks, as did most managers in the respective peer universes, because diversified portfolios lagged portfolios that were more concentrated in the highest quality, most liquid sectors of the market.

The Portfolios’ positions are consistent with their objectives and we will continue to take advantage of the current market environment to reduce risk and enhance future returns. In addition, we continue to maintain a comprehensive investment management and compliance oversight program for the Portfolios and the sub-advisory firms. We will continue to monitor the structure and sub-advisors for each Portfolio and will make changes as appropriate to meet the overall objectives of the Portfolio. In addition, we remain focused on costs and continue to pursue initiatives aimed at ensuring the best overall cost for each of the Portfolios.

We appreciate your ongoing confidence and support and remain committed to providing you with quality investment vehicles with which to implement your investment strategy.

Sincerely,

Donald E. Callaghan

President

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — June 30, 2008

Shares	Security Description	Value
	Common Stocks — 97.82%
	Institutional Capital, LLC — 68.72%
	Asset Management/Custody — 2.10%
605,307	Bank of New York Mellon Corp.	$22,898,764

	Beverages — 2.33%
399,650	Pepsico, Inc.	25,413,743

	Building Products — 1.07%
741,500	Masco Corp.	11,663,795

	Chemicals — 2.77%
703,200	E.I. du Pont de Nemours & Co.	30,160,248

	Commercial Banks — 2.39%
322,250	SunTrust Banks, Inc.	11,671,895
606,950	Wells Fargo & Co.	14,415,062

		26,086,957

	Communications Equipment — 1.92%
899,650	Cisco Systems, Inc. (a)	20,925,859

	Computers & Peripherals — 2.41%
594,100	Hewlett-Packard Co.	26,265,161

	Consumer Finance — 1.13%
323,050	Capital One Financial Corp.	12,279,131

	Defense — 1.36%
308,900	Textron, Inc.	14,805,577

	Diversified Telecommunication Services — 3.12%
1,009,158	AT&T, Inc.	33,998,533

	Drugs & Supplies — 8.16%
234,750	Covidien Ltd.	11,242,177
366,300	Johnson & Johnson, Inc.	23,567,742
990,100	Schering-Plough Corp.	19,495,069
722,550	Wyeth	34,653,498

		88,958,486

	Electronic Equipment & Instruments — 2.67%
595,100	Texas Instruments, Inc.	16,758,016
346,600	Tyco Electronics Ltd.	12,415,212

		29,173,228

	Food & Staples Retailing — 1.57%
433,450	CVS Caremark Corp.	17,151,616

	Hotels, Restaurants & Leisure — 3.26%
800,150	Host Hotels & Resorts, Inc.	10,922,048
299,280	InterContinental Hotels Group PLC – ADR	3,989,402
677,350	Viacom, Inc., Class – B (a)	20,686,269

		35,597,719

	Household Products — 3.04%
293,050	Avon Products, Inc.	10,555,661
371,400	Procter & Gamble Co.	22,584,834

		33,140,495

Shares	Security Description	Value
	Insurance — 3.18%
323,100	ACE Ltd.	$17,799,579
370,100	The Allstate Corp.	16,872,859

		34,672,438

	Investment Banking/Brokerage — 4.84%
85,400	Goldman Sachs Group, Inc.	14,936,460
838,300	J.P. Morgan Chase & Co.	28,762,073
251,822	Morgan Stanley	9,083,220

		52,781,753

	Media — 2.96%
1,100,350	News Corp., Class – A	16,549,264
351,450	Omnicom Group, Inc.	15,773,076

		32,322,340

	Multiline Retail — 1.35%
316,750	Target Corp.	14,725,708

	Non-Defense Capital Spending — 3.84%
993,623	General Electric Co.	26,519,798
176,000	Honeywell International, Inc.	8,849,280
58,775	Siemens AG – Sponsored ADR	6,472,891

		41,841,969

	Oil, Gas & Consumable Fuels — 10.84%
271,250	Baker Hughes, Inc.	23,690,975
174,750	BP PLC – Sponsored ADR	12,157,358
307,200	Exxon Mobil Corp.	27,073,536
413,400	Marathon Oil Corp.	21,443,058
205,700	Occidental Petroleum Corp.	18,484,202
224,887	XTO Energy, Inc.	15,407,008

		118,256,137

	Wireless Telecommunication Services — 2.41%
893,650	Vodafone Group PLC – Sponsored ADR	26,326,929

	Total Institutional Capital, LLC	749,446,586

	JS Asset Management, LLC — 6.67%
	Auto Components — 0.28%
45,700	Navistar International Corp. (a)	3,007,974

	Automobiles — 0.05%
43,500	General Motors Corp.	500,250

	Capital Markets — 0.06%
30,800	Lehman Brothers Holdings, Inc.	610,148

	Commercial Banks — 0.58%
26,800	KeyCorp	294,264
596,900	National City Corp.	2,847,213
202,220	Wachovia Corp.	3,140,476

		6,281,953

	Communications Equipment — 0.58%
582,250	Alcatel Lucent, SA – Sponsored ADR (a)	3,516,790
231,120	Motorola, Inc.	1,696,421

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	JS Asset Management, LLC (continued)
	Communications Equipment (continued)
140,583	Nortel Networks Corp. (a)	$1,155,592

		6,368,803

	Computers & Peripherals — 0.26%
132,170	Dell, Inc. (a)	2,891,880

	Diversified Financial Services — 0.28%
184,850	Citigroup, Inc.	3,098,086

	Electric Utilities — 0.31%
160,780	Reliant Energy, Inc. (a)	3,419,791

	Electronic Equipment & Instruments — 0.11%
73,321	AU Optronics Corp. – Sponsored ADR	1,161,397

	Food Products — 0.14%
105,350	Tyson Foods, Inc., Class – A	1,573,929

	Health Care Providers & Services — 0.13%
55,340	Omnicare, Inc.	1,451,015

	Household Durables — 0.92%
175,700	Centex Corp.	2,349,109
350,890	D.R. Horton, Inc.	3,807,156
405,260	Pulte Homes, Inc.	3,902,654

		10,058,919

	Independent Power Producers & Energy Traders — 0.34%
94,930	Mirant Corp. (a)	3,716,509

	Insurance — 0.41%
45,400	American International Group, Inc.	1,201,284
185,932	Genworth Financial, Inc., Class – A	3,311,449

		4,512,733

	IT Services — 0.10%
1,310,270	BearingPoint, Inc. (a)*	1,061,319

	Multiline Retail — 0.11%
32,200	J.C. Penney Co., Inc.	1,168,538

	Oil, Gas & Consumable Fuels — 0.36%
44,440	Peabody Energy Corp.	3,912,942

	Paper & Forest Products — 0.13%
150,651	AbitibiBowater, Inc.	1,405,574

	Pharmaceuticals — 0.15%
48,400	Sanofi-Aventis – ADR	1,608,332

	Thrifts & Mortgage Finance — 1.05%
212,960	Fannie Mae	4,154,850
257,210	Freddie Mac	4,218,244
617,240	Washington Mutual, Inc.	3,042,993

		11,416,087

Shares	Security Description	Value
	Wireless Telecommunication Services — 0.32%
367,990	Sprint Nextel Corp.	$3,495,905

	Total JS Asset Management, LLC	72,722,084

	SSgA Funds Management, Inc. — 22.43%
	Aerospace & Defense — 0.37%
800	Alliant Techsystems, Inc. (a)	81,344
1,700	DRS Technologies, Inc.	133,824
15,720	General Dynamics Corp.	1,323,624
1,100	L-3 Communications Holdings, Inc.	99,957
10,140	Northrop Grumman Corp.	678,366
10,679	Raytheon Co.	601,014
4,400	Spirit Aerosystems Holdings, Inc., Class – A (a)	84,392
16,600	United Technologies Corp.	1,024,220

		4,026,741

	Air Freight & Logistics — 0.10%
12,300	FedEx Corp.	969,117
1,800	Teekay Corp.	81,324

		1,050,441

	Airlines — 0.05%
4,200	AMR Corp. (a)	21,504
3,300	Continental Airlines, Inc., Class –B (a)	33,363
4,900	Delta Air Lines, Inc. (a)	27,930
8,200	Northwest Airlines Corp. (a)	54,612
29,189	Southwest Airlines Co.	380,625

		518,034

	Auto Components — 0.08%
3,012	Autoliv, Inc.	140,419
500	BorgWarner, Inc.	22,190
1,200	Federal-Mogul Corp., Class – A (a)	19,356
20,026	Johnson Controls, Inc.	574,346
2,900	The Goodyear Tire & Rubber Co. (a)	51,707
1,500	TRW Automotive Holdings Corp. (a)	27,705

		835,723

	Automobiles — 0.06%
86,434	Ford Motor Co. (a)	415,748
19,691	General Motors Corp.	226,446
900	Harley-Davidson, Inc.	32,634
1,200	Thor Industries, Inc.	25,512

		700,340

	Beverages — 0.32%
12,700	Anheuser-Busch Cos., Inc.	788,924
800	Brown-Forman Corp., Class – B	60,456
12,800	Coca Cola Enterprises, Inc.	221,440
7,560	Constellation Brands, Inc., Class – A (a)	150,142

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Beverages (continued)
10,200	Dr. Pepper Snapple Group, Inc. (a)	$213,996
4,640	Molson Coors Brewing Co., Class – B	252,091
2,007	PepsiAmericas, Inc.	39,698
3,800	PepsiCo, Inc.	241,642
27,144	The Coca Cola Co.	1,410,945
5,600	The Pepsi Bottling Group, Inc.	156,352

		3,535,686

	Biotechnology — 0.19%
43,000	Amgen, Inc. (a)	2,027,880
800	ImClone Systems, Inc. (a)	32,368

		2,060,248

	Building Products — 0.03%
800	Armstrong World Industries, Inc.	23,376
14,605	Masco Corp.	229,737
2,600	Owens Corning (a)	59,150
1,000	USG Corp. (a)	29,570

		341,833

	Capital Markets — 0.63%
7,030	Allied Capital Corp.	97,647
8,900	Ameriprise Financial, Inc.	361,963
145	BlackRock, Inc., Class – A	25,665
11,600	E*TRADE Group, Inc. (a)	36,424
2,900	Franklin Resources, Inc.	265,785
13,996	Goldman Sachs Group, Inc.	2,447,900
431	Janus Capital Group, Inc.	11,409
4,800	Jefferies Group, Inc.	80,736
5,600	Legg Mason, Inc.	243,992
22,026	Lehman Brothers Holdings, Inc.	436,335
38,895	Merrill Lynch & Co., Inc.	1,233,360
41,207	Morgan Stanley	1,486,337
757	Northern Trust Corp.	51,907
3,916	Raymond James Financial, Inc.	103,343

		6,882,803

	Chemicals — 0.41%
2,552	Ashland, Inc.	123,006
2,195	Cabot Corp.	53,361
700	Celanese Corp., Series – A	31,962
7,700	Chemtura Corp.	44,968
2,000	Cytec Industries, Inc.	109,120
35,644	E.I. du Pont de Nemours & Co.	1,528,771
3,086	Eastman Chemical Co.	212,502
1,900	FMC Corp.	147,136
6,100	Huntsman Corp.	69,540
500	Intrepid Potash, Inc. (a)	32,890
2,819	Lubrizol Corp.	130,604
5,892	PPG Industries, Inc.	338,024
672	Rohm & Haas Co.	31,208
4,988	RPM International, Inc.	102,753

Shares	Security Description	Value
	Chemicals (continued)
2,450	Sigma-Aldrich Corp.	$131,957
36,849	The Dow Chemical Co.	1,286,399
306	The Scotts Miracle-Gro Co.	5,376
4,232	The Valspar Corp.	80,027

		4,459,604

	Commercial Banks — 0.99%
5,285	Associated Banc-Corp	101,948
2,015	Bank of Hawaii Corp.	96,317
21,789	BB&T Corp.	496,135
724	BOK Financial Corp.	38,698
1,384	City National Corp.	58,225
6,087	Comerica, Inc.	156,010
2,483	Commerce Bancshares, Inc.	98,476
2,166	Cullen/Frost Bankers, Inc.	107,975
20,239	Fifth Third Bancorp	206,033
200	First Citizens BancShares, Inc., Class – A	27,898
7,100	First Horizon National Corp.	52,753
5,771	Fulton Financial Corp.	57,999
15,254	Huntington Bancshares, Inc.	88,016
16,200	KeyCorp	177,876
2,636	M & T Bank Corp.	185,943
31,047	National City Corp.	148,094
13,900	Peoples United Financial, Inc.	216,840
13,690	PNC Financial Services Group, Inc.	781,699
11,810	Popular, Inc.	77,828
27,833	Regions Financial Corp.	303,658
14,097	SunTrust Banks, Inc.	510,593
11,605	Synovus Financial Corp.	101,312
4,314	TCF Financial Corp.	51,897
68,749	U.S. Bancorp	1,917,410
4,297	Valley National Bancorp	67,757
85,410	Wachovia Corp.	1,326,417
130,417	Wells Fargo & Co.	3,097,404
2,250	Whitney Holding Corp.	41,175
2,341	Wilmington Trust Corp.	61,896
4,460	Zions Bancorp	140,445

		10,794,727

	Commercial Services & Supplies — 0.23%
15,340	Allied Waste Industries, Inc. (a)	193,591
4,300	Avery Dennison Corp.	188,899
5,400	Cintas Corp.	143,154
4,400	Convergys Corp. (a)	65,384
700	Corrections Corp. of America (a)	19,229
12,500	Hertz Global Holdings, Inc. (a)	120,000
4,400	HLTH Corp. (a)	49,808
1,100	KBR, Inc.	38,401
3,000	Manpower, Inc.	174,720
670	Pitney Bowes, Inc.	22,847
1,300	Quanta Services, Inc. (a)	43,251
8,522	R.R. Donnelley & Sons Co.	253,018

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Commercial Services & Supplies (continued)
535	Republic Services, Inc., Class – A	$15,890
6,300	SAIC, Inc. (a)	131,103
2,110	Steelcase, Inc., Class – A	21,163
9,250	Tyco International Ltd.	370,370
2,800	URS Corp. (a)	117,516
13,961	Waste Management, Inc.	526,469

		2,494,813

	Communications Equipment — 0.08%
4,128	ADC Telecommunications, Inc. (a)	60,971
1,300	EchoStar Corp., Class – A (a)	40,586
4,600	JDS Uniphase Corp. (a)	52,256
89,600	Motorola, Inc.	657,664
15,105	Tellabs, Inc. (a)	70,238

		881,715

	Computers & Peripherals — 0.13%
13,300	Brocade Communications Systems, Inc. (a)	109,592
600	Diebold, Inc.	21,348
24,900	EMC Corp. (a)	365,781
3,900	Lexmark International, Inc. (a)	130,377
594	NCR Corp. (a)	14,969
4,500	QLogic Corp. (a)	65,655
7,400	SanDisk Corp. (a)	138,380
10,100	Seagate Technology	193,213
31,250	Sun Microsystems, Inc. (a)	340,000
3,794	Teradata Corp. (a)	87,793

		1,467,108

	Construction Materials — 0.02%
4,400	Vulcan Materials Co.	263,032

	Consumer Finance — 0.06%
3,808	AmeriCredit Corp. (a)	32,825
14,947	Capital One Financial Corp.	568,135
1,800	SLM Corp. (a)	34,830

		635,790

	Containers & Packaging — 0.09%
1,900	AptarGroup, Inc.	79,705
3,400	Ball Corp.	162,316
3,472	Bemis Co., Inc.	77,842
4,828	Owens-Illinois, Inc. (a)	201,280
2,700	Packaging Corp. of America	58,077
5,400	Pactiv Corp. (a)	114,642
6,600	Sealed Air Corp.	125,466
8,800	Smurfit-Stone Container Corp. (a)	35,816
3,654	Sonoco Products Co.	113,091
3,608	Temple-Inland, Inc.	40,662

		1,008,897

Shares	Security Description	Value
	Distributors — 0.02%
6,567	Genuine Parts Co.	$260,579

	Diversified Consumer Services — 0.01%
3,000	Career Education Corp. (a)	43,830
9,640	Service Corp. International	95,050

		138,880

	Diversified Financial Services — 1.55%
8,200	American Capital Strategies Ltd.	194,914
6,500	American Express Co.	244,855
2,800	BancorpSouth, Inc.	48,972
176,710	Bank of America Corp.	4,218,068
11,800	CIT Group, Inc.	80,358
216,029	Citigroup, Inc.	3,620,646
800	CME Group, Inc.	306,552
19,293	Discover Financial Services	254,089
2,000	Equifax, Inc.	67,240
13,600	Invesco Ltd.	326,128
136,994	J.P. Morgan Chase & Co.	4,700,264
7,098	Leucadia National Corp.	333,180
10,546	Marshall & Ilsley Corp.	161,670
1,200	MF Global Ltd. (a)	7,572
7,900	Moody’s Corp.	272,076
4,200	NYSE Euronext	212,772
3,100	TFS Financial Corp.	35,929
45,254	The Bank of New York Mellon Corp.	1,711,959
2,100	The Nasdaq Stock Market, Inc. (a)	55,755
100	The Student Loan Corp.	9,808
1,603	UnionBanCal Corp.	64,793

		16,927,600

	Diversified Telecommunication Services — 1.17%
4,600	Amdocs Ltd. (a)	135,332
235,613	AT&T, Inc.	7,937,802
3,976	CenturyTel, Inc.	141,506
9,660	Citizens Communications Co.	109,544
2,985	Embarq Corp.	141,101
40	FairPoint Communications, Inc.	288
31,097	Qwest Communications International, Inc.	122,211
464	United States Cellular Corp. (a)	26,239
113,164	Verizon Communications, Inc.	4,006,006
9,199	Windstream Corp.	113,516

		12,733,545

	Electric Utilities — 0.81%
15,910	American Electric Power, Inc.	640,059
4,100	CenterPoint Energy, Inc.	65,805
22,884	Dominion Resources, Inc.	1,086,761
4,342	DPL, Inc.	114,542
50,088	Duke Energy Corp.	870,529
12,926	Edison International	664,138
6,433	Energy East Corp.	159,024

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electric Utilities (continued)
2,288	Entergy Corp.	$275,658
12,950	Exelon Corp.	1,164,982
16,208	FPL Group, Inc.	1,062,921
3,600	Great Plains Energy, Inc.	91,008
2,900	Hawaiian Electric Industries, Inc.	71,717
3,100	Integrys Energy Group, Inc.	157,573
6,398	Northeast Utilities	163,341
8,083	Pepco Holdings, Inc.	207,329
4,098	Pinnacle West Capital Corp.	126,095
10,370	Progress Energy, Inc.	433,777
2,700	Progress Energy, Inc. – CVO (a)(b)	0
13,891	Reliant Energy, Inc. (a)	295,462
6,706	Sierra Pacific Resources	85,233
30,402	The Southern Co.	1,061,638

		8,797,592

	Electrical Equipment — 0.02%
1,400	Cooper Industries Ltd., Class – A	55,300
1,371	Hubbell, Inc., Class – B	54,662
2,000	Thomas & Betts Corp. (a)	75,700

		185,662

	Electronic Equipment & Instruments — 0.12%
4,660	Arrow Electronics, Inc. (a)	143,155
3,538	Avnet, Inc. (a)	96,516
1,948	AVX Corp.	22,032
6,900	Ingram Micro, Inc., Class – A (a)	122,475
3,600	Jabil Circuit, Inc.	59,076
4,000	Molex, Inc.	97,640
1,821	Tech Data Corp. (a)	61,714
18,950	Tyco Electronics Ltd.	678,789
7,855	Vishay Intertechnology, Inc. (a)	69,674

		1,351,071

	Energy Equipment & Services — 0.13%
400	ENSCO International, Inc.	32,296
4,200	Helmerich & Payne, Inc.	302,484
9,600	Nabors Industries Ltd. (a)	472,608
2,500	Patterson-UTI Energy, Inc.	90,100
1,970	Pride International, Inc. (a)	93,161
2,960	Rowan Cos., Inc.	138,380
800	SEACOR Holdings, Inc. (a)	71,608
2,066	Tidewater, Inc.	134,352
300	Unit Corp. (a)	24,891

		1,359,880

	Food & Staples Retailing — 0.31%
2,180	BJ’s Wholesale Club, Inc. (a)	84,366
26,036	CVS Caremark Corp.	1,030,244
14,652	Kroger Co.	423,003
23,708	Rite Aid Corp. (a)	37,696
17,400	Safeway, Inc.	496,770

Shares	Security Description	Value
	Food & Staples Retailing (continued)
8,549	SUPERVALU, Inc.	$264,079
17,133	Wal-Mart Stores, Inc.	962,875
3,100	Walgreen Co.	100,781

		3,399,814

	Food Products — 0.56%
25,545	Archer-Daniels-Midland Co.	862,144
4,800	Bunge Ltd.	516,912
4,481	Campbell Soup Co.	149,934
19,464	ConAgra Foods, Inc.	375,266
3,000	Corn Products International, Inc.	147,330
1,050	Dean Foods Co. (a)	20,601
7,000	Del Monte Foods Co.	49,700
12,199	General Mills, Inc.	741,333
5,637	H.J. Heinz Co.	269,730
2,509	Hormel Foods Corp.	86,837
4,300	Kellogg Co.	206,486
59,947	Kraft Foods, Inc.	1,705,492
2,948	McCormick & Co., Inc.	105,126
28,189	Sara Lee Corp.	345,315
4,074	Smithfield Foods, Inc. (a)	80,991
3,200	The Hershey Co.	104,896
2,300	The J.M. Smucker Co.	93,472
10,118	Tyson Foods, Inc., Class – A	151,163
1,400	William Wrigley Jr. Co.	108,892

		6,121,620

	Gas Utilities — 0.11%
3,200	AGL Resources, Inc.	110,656
2,400	Energen Corp.	187,272
3,300	National Fuel Gas Co.	196,284
4,200	ONEOK, Inc.	205,086
4,336	Questar Corp.	308,029
4,580	Southern Union Co.	123,752
3,900	UGI Corp.	111,969

		1,243,048

	Health Care Equipment & Supplies — 0.23%
500	Beckman Coulter, Inc.	33,765
55,500	Boston Scientific Corp. (a)	682,095
3,600	Cardinal Health, Inc.	185,688
19,750	Covidien Ltd.	945,828
1,827	Hill-Rom Holdings, Inc.	49,292
5,300	Hologic, Inc. (a)	115,540
5,500	Hospira, Inc. (a)	220,605
1,500	The Cooper Cos., Inc.	55,725
3,100	Zimmer Holdings, Inc. (a)	210,955

		2,499,493

	Health Care Providers & Services — 0.33%
6,964	Aetna, Inc.	282,251
5,714	AmerisourceBergen Corp.	228,503
1,100	Brookdale Senior Living, Inc.	22,396

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services (continued)
9,700	CIGNA Corp.	$343,283
3,100	Community Health Systems, Inc. (a)	102,238
4,900	Coventry Health Care, Inc. (a)	149,058
600	DaVita, Inc. (a)	31,878
2,800	Health Management Associates, Inc., Class – A (a)	18,228
4,200	Health Net, Inc. (a)	101,052
3,000	Humana, Inc. (a)	119,310
1,900	LifePoint Hospitals, Inc. (a)	53,770
3,140	McKesson Corp.	175,557
3,576	Omnicare, Inc.	93,763
1,000	Quest Diagnostics, Inc.	48,470
9,100	Tenet Healthcare Corp. (a)	50,596
30,800	UnitedHealth Group, Inc.	808,500
1,900	Universal Health Services, Inc., Class – B	120,118
18,819	WellPoint, Inc. (a)	896,913

		3,645,884

	Health Care Technology — 0.02%
5,800	IMS Health, Inc.	135,140
1,300	Inverness Medical Innovations, Inc. (a)	43,121

		178,261

	Hotels, Restaurants & Leisure — 0.10%
1,700	Boyd Gaming Corp.	21,352
13,800	Carnival Corp.	454,848
1,000	Choice Hotels International, Inc.	26,500
1,300	International Speedway Corp., Class –A	50,739
4,284	McDonald’s Corp.	240,846
1,800	Penske Automotive Group, Inc.	26,532
5,600	Royal Caribbean Cruises Ltd.	125,832
7,212	Wyndham Worldwide Corp.	129,167

		1,075,816

	Household Durables — 0.19%
2,500	Black & Decker Corp.	143,775
5,200	Centex Corp.	69,524
12,872	D.R. Horton, Inc.	139,661
6,100	Fortune Brands, Inc.	380,701
500	Harman International Industries, Inc.	20,695
2,900	Jarden Corp. (a)	52,896
2,600	KB HOME	44,018
6,140	Leggett & Platt, Inc.	102,968
4,548	Lennar Corp.	56,122
1,169	M.D.C Holdings, Inc.	45,661
2,272	Mohawk Industries, Inc. (a)	145,635
11,230	Newell Rubbermaid, Inc.	188,552

Shares	Security Description	Value
	Household Durables (continued)
181	NVR, Inc. (a)	$90,515
6,868	Pulte Homes, Inc.	66,139
2,121	Snap-On, Inc.	110,313
3,200	The Stanley Works	143,456
4,700	Toll Brothers, Inc. (a)	88,031
2,990	Whirlpool Corp.	184,573

		2,073,235

	Household Products — 0.50%
9,813	Kimberly-Clark Corp.	586,621
76,195	Procter & Gamble Co.	4,633,418
3,887	The Clorox Co.	202,901

		5,422,940

	Independent Power Producers & Energy Traders — 0.04%
533	Constellation Energy Group, Inc.	43,759
3,089	Mirant Corp. (a)	120,935
5,900	NRG Energy, Inc. (a)	253,110

		417,804

	Industrial Conglomerates — 1.00%
2,300	Carlisle Cos., Inc.	66,700
3,100	Danaher Corp.	239,630
395,191	General Electric Co.	10,547,648
1,649	Teleflex, Inc.	91,668

		10,945,646

	Insurance — 1.40%
13,200	ACE Ltd.	727,188
172	Alleghany Corp. (a)	57,113
1,700	Allied World Assurance Holdings Ltd.	67,354
3,313	American Financial Group, Inc.	88,623
91,788	American International Group, Inc.	2,428,710
700	American National Insurance Co.	68,614
11,883	Aon Corp.	545,905
2,000	Arch Capital Group Ltd. (a)	132,640
3,863	Arthur J. Gallagher & Co.	93,098
4,700	Assurant, Inc.	310,012
4,700	AXIS Capital Holdings Ltd.	140,107
3,000	Brown & Brown, Inc.	52,170
5,917	Cincinnati Financial Corp.	150,292
1,000	CNA Financial Corp.	25,150
6,700	Conseco, Inc. (a)	66,464
1,900	Endurance Specialty Holdings Ltd.	58,501
1,000	Erie Indemnity Co., Class – A	46,150
2,500	Everest Re Group Ltd.	199,275
8,089	Fidelity National Financial, Inc., Class – A	101,921
17,380	Genworth Financial, Inc., Class –A	309,538
2,100	Hanover Insurance Group, Inc.	89,250
4,806	HCC Insurance Holdings, Inc.	101,599

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance (continued)
10,341	Lincoln National Corp.	$468,654
12,456	Loews Corp.	584,186
423	Markel Corp. (a)	155,241
20,320	Marsh & McLennan Cos., Inc.	539,496
7,156	MBIA, Inc.	31,415
1,000	Mercury General Corp.	46,720
17,931	MetLife, Inc.	946,219
1,800	Nationwide Financial Services, Inc.	86,418
8,435	Old Republic International Corp.	99,870
800	OneBeacon Insurance Group Ltd.	14,056
2,200	PartnerRe Ltd.	152,086
1,300	Philadelphia Consolidated Holding Corp. (a)	44,161
10,308	Principal Financial Group, Inc.	432,627
2,531	Protective Life Corp.	96,305
1,000	Reinsurance Group of America, Inc.	43,520
2,600	RenaissanceRe Holdings Ltd.	116,142
3,600	Safeco Corp.	241,776
1,700	StanCorp Financial Group, Inc.	79,832
21,785	The Allstate Corp.	993,178
14,553	The Chubb Corp.	713,243
3,400	The First American Corp.	89,760
12,519	The Hartford Financial Services Group, Inc.	808,352
26,920	The Progressive Corp.	503,942
23,911	The Travelers Cos., Inc.	1,037,737
3,670	Torchmark Corp.	215,246
627	Transatlantic Holdings, Inc.	35,407
1,569	Unitrin, Inc.	43,257
13,895	Unum Corp.	284,153
5,555	W.R. Berkley Corp.	134,209
47	Wesco Financial Corp.	17,954
398	White Mountains Insurance Group Ltd.	170,742
7,229	XL Capital Ltd., Class – A	148,628

		15,234,206

	Internet & Catalog Retail — 0.06%
8,457	Expedia, Inc. (a)	155,440
5,857	IAC/InterActiveCorp. (a)	112,923
23,711	Liberty Media Corp. – Interactive, Class A (a)	349,974

		618,337

	IT Services — 0.12%
2,700	Affiliated Computer Services, Inc., Class – A (a)	144,423
6,057	Computer Sciences Corp. (a)	283,710
400	DST Systems, Inc. (a)	22,020
21,125	Electronic Data Systems Corp.	520,520

Shares	Security Description	Value
	IT Services (continued)
6,034	Fidelity National Information Services, Inc.	$222,715
500	The Dun & Bradstreet Corp.	43,820
5,369	Unisys Corp. (a)	21,207

		1,258,415

	Leisure Equipment & Products — 0.05%
11,730	Eastman Kodak Co.	169,264
2,959	Hasbro, Inc.	105,695
14,500	Mattel, Inc.	248,240

		523,199

	Life Sciences Tools & Services — 0.08%
1,300	Charles River Laboratories International, Inc. (a)	83,096
2,500	Invitrogen Corp. (a)	98,150
2,200	PerkinElmer, Inc.	61,270
11,000	Thermo Electron Corp. (a)	613,030

		855,546

	Machinery — 0.26%
800	AGCO Corp. (a)	41,928
1,700	Crane Co.	65,501
800	Dover Corp.	38,696
3,600	Eaton Corp.	305,892
1,300	Flowserve Corp.	177,710
2,200	Gardner Denver, Inc. (a)	124,960
17,600	Illinois Tool Works, Inc.	836,176
10,300	Ingersoll-Rand Co., Ltd., Class – A	385,529
1,802	ITT Corp.	114,121
2,600	Kennametal, Inc.	84,630
500	Lincoln Electric Holdings, Inc.	39,350
800	Oshkosh Corp.	16,552
3,610	Pentair, Inc.	126,422
4,100	Terex Corp. (a)	210,617
3,236	The Timken Co.	106,594
3,300	Trinity Industries, Inc.	114,477

		2,789,155

	Marine — 0.01%
1,400	Alexander & Baldwin, Inc.	63,770

	Media — 0.87%
8,957	Cablevision Systems Corp., Class – A (a)	202,428
23,481	CBS Corp., Class – B	457,645
19,753	Clear Channel Communications, Inc.	695,306
78,494	Comcast Corp., Class – A	1,489,031
11,284	Discovery Holding Co., Class – A (a)	247,797
9,287	Gannett Co., Inc.	201,249
1,700	Getty Images, Inc. (a)	57,681
1,100	Hearst – Argyle Television, Inc.	21,120
2,300	Interpublic Group of Cos., Inc. (a)	19,780
6,927	Liberty Global, Inc., Class – A (a)	217,716

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Media (continued)
4,305	Liberty Media Corp. – Capital, Series A (a)	$61,992
1,300	Meredith Corp.	36,777
55,128	News Corp., Class – A	829,125
800	Omnicom Group, Inc.	35,904
2,700	Regal Entertainment Group, Class – A	41,256
3,600	The E.W. Scripps Co., Class – A	149,544
6,500	The McGraw-Hill Cos., Inc.	260,780
5,938	The New York Times Co., Class – A	91,386
66,591	The Walt Disney Co.	2,077,639
293	The Washington Post Co., Class – B	171,962
3,300	Time Warner Cable, Inc., Class – A (a)	87,384
125,702	Time Warner, Inc.	1,860,389
1,100	Viacom, Inc., Class – B (a)	33,594
11,918	Virgin Media, Inc.	162,204
100	Warner Music Group Corp.	714

		9,510,403

	Metals & Mining — 0.33%
7,338	Alcoa, Inc.	261,379
1,500	Carpenter Technology Corp.	65,475
500	Century Aluminum Co. (a)	33,245
4,700	Commercial Metals Co.	177,190
15,183	Freeport-McMoRan Copper & Gold, Inc., Class – B	1,779,296
9,900	Nucor Corp.	739,233
2,500	Reliance Steel & Aluminum Co.	192,725
800	Schnitzer Steel Industries, Inc., Class – A	91,680
4,900	Steel Dynamics, Inc.	191,443
2,400	Titanium Metals Corp.	33,576
252	United States Steel Corp.	46,565

		3,611,807

	Multi-Utilities — 0.48%
4,071	Alliant Energy Corp.	139,472
8,416	Ameren Corp.	355,408
8,200	CMS Energy Corp.	122,180
10,888	Consolidated Edison, Inc.	425,612
6,567	DTE Energy Co.	278,703
12,050	FirstEnergy Corp.	992,077
7,391	MDU Resources Group, Inc.	257,650
11,112	NiSource, Inc.	199,127
3,938	NSTAR	133,183
3,807	OGE Energy Corp.	120,720
14,174	PG&E Corp.	562,566
4,683	Puget Energy, Inc.	112,345

Shares	Security Description	Value
	Multi-Utilities (continued)
4,698	SCANA Corp.	$173,826
9,917	Sempra Energy	559,815
8,500	TECO Energy, Inc.	182,665
3,203	Vectren Corp.	99,966
4,710	Wisconsin Energy Corp.	212,986
17,217	Xcel Energy, Inc.	345,545

		5,273,846

	Multiline Retail — 0.12%
1,500	Bed Bath & Beyond, Inc. (a)	42,150
5,300	Family Dollar Stores, Inc.	105,682
8,900	J.C. Penney Co., Inc.	322,981
3,000	Kohl’s Corp. (a)	120,120
16,820	Macy’s, Inc.	326,644
4,871	Saks, Inc. (a)	53,484
2,388	Sears Holding Corp. (a)	175,900
2,400	Target Corp.	111,576

		1,258,537

	Office Electronics — 0.04%
35,839	Xerox Corp.	485,977

	Oil, Gas & Consumable Fuels — 4.03%
18,500	Anadarko Petroleum Corp.	1,384,540
13,190	Apache Corp.	1,833,410
3,800	Atmos Energy Corp.	104,766
11,700	BJ Services Co.	373,698
2,200	Cabot Oil & Gas Corp.	149,006
12,900	Chesapeake Energy Corp.	850,884
82,051	Chevron Corp.	8,133,716
3,300	Cimarex Energy Co.	229,911
61,182	ConocoPhillips	5,774,969
17,668	Devon Energy Corp.	2,122,987
20,112	Dynegy, Inc., Class – A (a)	171,958
22,015	El Paso Corp.	478,606
1,600	Encore Acquisition Co. (a)	120,304
2,500	EOG Resources, Inc.	328,000
2,700	Exterran Holdings, Inc. (a)	193,023
170,772	Exxon Mobil Corp.	15,050,136
3,600	Forest Oil Corp. (a)	268,200
1,400	Global Industries Ltd. (a)	25,102
3,400	Helix Energy Solutions Group, Inc. (a)	141,576
3,600	Hercules Offshore, Inc. (a)	136,872
3,500	Key Energy Services, Inc. (a)	67,970
28,019	Marathon Oil Corp.	1,453,345
800	Mariner Energy, Inc. (a)	29,576
5,278	Newfield Exploration Co. (a)	344,389
6,360	Noble Energy, Inc.	639,562
600	Oil States International, Inc. (a)	38,064
1,000	Overseas Shipholding Group, Inc.	79,520
600	Petrohawk Energy Corp. (a)	27,786

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil, Gas & Consumable Fuels (continued)
4,800	Pioneer Natural Resources Co.	$375,744
309	Plains Exploration & Production Co. (a)	22,548
25,144	Spectra Energy Corp.	722,639
1,500	St. Mary Land & Exploration Co.	96,960
1,600	Sunoco, Inc.	65,104
3,300	Tesoro Corp.	65,241
20,918	Valero Energy Corp.	861,403
18,000	XTO Energy, Inc.	1,233,180

		43,994,695

	Paper & Forest Products — 0.10%
20,297	Domtar Corp. (a)	110,619
17,084	International Paper Co.	398,057
7,093	MeadWestvaco Corp.	169,097
8,406	Weyerhaeuser Co.	429,883

		1,107,656

	Personal Products — 0.01%
3,218	Alberto – Culver Co.	84,537
900	NBTY, Inc. (a)	28,854

		113,391

	Pharmaceuticals — 1.60%
3,100	Barr Pharmaceuticals, Inc. (a)	139,748
7,000	Bristol-Myers Squibb Co.	143,710
35,800	Eli Lilly & Co.	1,652,528
11,100	Forest Laboratories, Inc. (a)	385,614
82,368	Johnson & Johnson, Inc.	5,299,557
10,200	King Pharmaceuticals, Inc. (a)	106,794
60,531	Merck & Co., Inc.	2,281,413
10,200	Mylan Laboratories, Inc. (a)	123,114
268,375	Pfizer, Inc.	4,688,511
2,216	Watson Pharmaceuticals, Inc. (a)	60,209
52,700	Wyeth	2,527,492

		17,408,690

	Real Estate Investment Trusts — 0.64%
1,300	Alexandria Real Estate Equities, Inc.	126,542
4,001	AMB Property Corp.	201,570
21,494	Annaly Capital Management, Inc.	333,372
2,713	Apartment Investment & Management Co., Class – A	92,405
3,100	AvalonBay Communities, Inc.	276,396
4,776	Boston Properties, Inc.	430,891
3,000	Brandywine Realty Trust	47,280
1,758	BRE Properties, Class – A	76,086
700	Camden Property Trust	30,982
5,432	CapitalSource, Inc.	60,187
2,300	CBL & Associates Properties, Inc.	52,532

Shares	Security Description	Value
	Real Estate Investment Trusts (continued)
4,816	Developers Diversified Realty Corp.	$167,163
700	Digital Realty Trust, Inc.	28,637
5,000	Douglas Emmett, Inc.	109,850
6,000	Duke Realty Corp.	134,700
10,771	Equity Residential	412,206
800	Essex Property Trust, Inc.	85,200
1,700	Federal Realty Investment Trust	117,300
1	Forestar Real Estate Group, Inc. (a)	19
4,399	General Growth Properties, Inc.	154,097
8,296	HCP, Inc.	263,896
3,200	Health Care REIT, Inc.	142,400
3,850	Hospitality Properties Trust	94,171
20,974	Host Hotels & Resorts, Inc.	286,295
8,000	HRPT Properties Trust	54,160
4,685	iStar Financial, Inc.	61,889
1,000	Kilroy Realty Corp.	47,030
8,683	Kimco Realty Corp.	299,737
3,413	Liberty Property Trust	113,141
2,744	Mack-Cali Realty Corp.	93,763
3,600	Nationwide Health Properties, Inc.	113,364
4,652	Plum Creek Timber Co., Inc.	198,687
10,441	ProLogis	567,468
5,017	Public Storage, Inc.	405,323
2,462	Rayonier, Inc.	104,537
2,800	Regency Centers Corp.	165,536
2,397	SL Green Realty Corp.	198,280
5,300	UDR, Inc.	118,614
4,400	Ventas, Inc.	187,308
5,400	Vornado Realty Trust	475,200
2,500	Weingarten Realty Investors	75,800

		7,004,014

	Real Estate Management & Development — 0.02%
3,800	CB Richard Ellis Group, Inc., Class – A (a)	72,960
1,100	Jones Lang LaSalle, Inc.	66,209
700	The St. Joe Co.	24,024

		163,193

	Road & Rail — 0.08%
4,556	Avis Budget Group, Inc. (a)	38,134
1,300	Con-Way, Inc.	61,438
500	Kansas City Southern Industries, Inc. (a)	21,995
10,580	Norfolk Southern Corp.	663,049
1,587	Ryder System, Inc.	109,312

		893,928

	Semiconductors & Semiconductor Equipment — 0.13%
21,700	Advanced Micro Devices, Inc. (a)	126,511
5,424	Atmel Corp. (a)	18,875
2,200	Cree, Inc. (a)	50,182

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors & Semiconductor Equipment (continued)
4,200	Fairchild Semiconductor International, Inc. (a)	$49,266
4,270	Integrated Device Technology, Inc. (a)	42,444
30,900	Intel Corp.	663,732
2,000	International Rectifier Corp. (a)	38,400
3,400	Intersil Corp., Class – A	82,688
600	KLA-Tencor Corp.	24,426
600	Lam Research Corp. (a)	21,690
5,172	LSI Logic Corp. (a)	31,756
26,900	Micron Technology, Inc. (a)	161,400
3,000	Novellus Systems (a)	63,570
3,200	Teradyne, Inc. (a)	35,424

		1,410,364

	Software — 0.11%
8,322	CA, Inc.	192,155
10,600	Cadence Design Systems, Inc. (a)	107,060
3,610	Compuware Corp. (a)	34,439
800	McAfee, Inc. (a)	27,224
1	Metavante Technologies, Inc. (a)	23
6,500	Novell, Inc. (a)	38,285
33,370	Symantec Corp. (a)	645,710
5,800	Synopsys, Inc. (a)	138,678

		1,183,574

	Specialty Retail — 0.33%
1,800	American Eagle Outfitters, Inc.	24,534
1,300	AnnTaylor Stores Corp. (a)	31,148
4,717	AutoNation, Inc. (a)	47,264
1,500	Barnes & Noble, Inc.	37,260
5,329	Foot Locker, Inc.	66,346
66,775	Home Depot, Inc.	1,563,871
3,300	Limited Brands, Inc.	55,605
55,000	Lowe’s Cos., Inc.	1,141,250
2,900	O’Reilly Automotive, Inc. (a)	64,815
11,200	Office Depot, Inc. (a)	122,528
3,304	OfficeMax, Inc.	45,926
4,400	RadioShack Corp.	53,988
4,400	Staples, Inc.	104,500
10,014	The Gap, Inc.	166,933
2,700	Williams-Sonoma, Inc.	53,568

		3,579,536

	Textiles, Apparel & Luxury Goods — 0.03%
2,800	Jones Apparel Group, Inc.	38,500
3,392	Liz Claiborne, Inc.	47,997
3,537	V.F. Corp.	251,763

		338,260

Shares or Principal Amount	Security Description	Value
	Thrifts & Mortgage Finance — 0.18%
2,851	Astoria Financial Corp.	$57,248
700	Capitol Federal Financial	26,327
21,754	Countrywide Financial Corp.	92,454
42,200	Fannie Mae	823,322
1,837	Freddie Mac	30,127
13,692	Hudson City Bancorp, Inc.	228,382
4,324	MGIC Investment Corp.	26,420
13,821	New York Community Bancorp	246,567
18,147	Sovereign Bancorp, Inc.	133,562
2,960	Washington Federal, Inc.	53,576
42,461	Washington Mutual, Inc.	209,333
1,900	Webster Financial Corp.	35,340

		1,962,658

	Tobacco — 0.12%
21,050	Altria Group, Inc.	432,788
3,353	Lorillard, Inc. (a)	231,894
6,902	Reynolds American, Inc.	322,116
5,945	UST, Inc.	324,656

		1,311,454

	Trading Companies & Distributors — 0.01%
1,700	GATX Corp.	75,361
3,000	United Rentals, Inc. (a)	58,830
600	WESCO International, Inc. (a)	24,024

		158,215

	Water Utilities — 0.01%
2,100	American Water Works Co., Inc. (a)	46,578
5,616	Aqua America, Inc.	89,688

		136,266

	Wireless Telecommunication Services — 0.15%
700	Clearwire Corp., Class – A (a)	9,072
9,000	Crown Castle International Corp. (a)	348,570
1,600	Leap Wireless International, Inc. (a)	69,072
110,009	Sprint Nextel Corp.	1,045,086
2,426	Telephone & Data Systems, Inc.	114,677

		1,586,477

	Total SSgA Funds Management, Inc.	244,571,474

	Total Common Stocks	1,066,740,144

	Time Deposits — 1.17%
	Institutional Capital LLC — 0.93%
$10,095,338	Liquidity Management Control System Time Deposit	10,095,338

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2008

Shares or Principal Amount	Security Description	Value
	Time Deposits (continued)
	JS Asset Management, LLC — 0.24%
$2,672,924	Liquidity Management Control System Time Deposit	$2,672,924

	Total Time Deposits	12,768,262

	Money Market Mutual Funds — 4.00%
	SSgA Funds Management, Inc. — 4.00%
40,490,570	Alliance Money Market Fund Prime Portfolio, 2.41% (c)	40,490,570
3,171,512	Federated Prime Obligations, 2.55% (c)	3,171,512

	Total SSgA Funds Management, Inc.	43,662,082

	Total Money Market Mutual Funds	43,662,082

	Preferred Stock — 0.03%
	JS Asset Management, LLC — 0.03%
	Automobiles — 0.03%
20,400	General Motors Corp., Series B, 5.25%	279,480

	Total Preferred Stocks	279,480

	Treasury Bill — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$396,000	U.S. Treasury Bills, 1.78% (d)(e)	394,669

	Total Treasury Bills	394,669

	Total Investments (cost $1,180,721,475) — 103.06%	1,123,844,637
	Liabilities in excess of other assets — (3.06)%	(33,320,709)

	Net Assets — 100.00%	$1,090,523,928

*	Security was fair valued on June 30, 2008, and represents 0.1% of the Portfolio.

(a)	Represents non-income producing security.

(b)	Escrow Security due to bankruptcy.

(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008.

(d)	Rate disclosed represents effective yield at purchase.

(e)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

ADR — American Depositary Receipt

CVO — Contingent Value Obligations

MGIC — Mortgage Guarantee Insurance Corporation

REIT — Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value	Expiration	Unrealized Gain/Loss
73	S&P 500 E-mini Future	$4,676,015	Sep-08	$(214,004)
3	S&P 400 E-mini Future	246,360	Sep-08	(10,451)
6	Russell 1000 Future	2,112,900	Sep-08	(64,618)
3	Russell 1000 Value Future	1,018,875	Sep-08	(70,891)

				$(359,964)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — June 30, 2008

Shares	Security Description	Value

	Common Stocks — 96.96%
	Jennison Associates LLC — 34.73%
	Aerospace & Defense — 1.09%
162,100	Raytheon Co.	$9,122,988
167,600	United Technologies Corp.	10,340,920

		19,463,908

	Beverages — 1.40%
178,500	PepsiCo, Inc.	11,350,815
263,400	The Coca-Cola Co.	13,691,532

		25,042,347

	Biotechnology — 2.85%
130,100	Celgene Corp. (a)	8,309,487
181,100	Genentech, Inc. (a)	13,745,490
548,800	Gilead Sciences, Inc. (a)	29,058,960

		51,113,937

	Capital Markets — 1.52%
644,500	Charles Schwab Corp.	13,238,030
53,200	Goldman Sachs Group, Inc.	9,304,680
137,400	Lazard Ltd., Class – A	4,692,210

		27,234,920

	Chemicals — 1.33%
188,400	Monsanto Co.	23,821,296

	Communications Equipment — 2.99%
786,200	Cisco Systems, Inc. (a)	18,287,012
318,200	Nokia Oyj – ADR	7,795,900
264,000	Qualcomm, Inc.	11,713,680
135,000	Research In Motion Ltd. (a)	15,781,500

		53,578,092

	Computers & Peripherals — 2.35%
147,000	Apple, Inc. (a)	24,613,680
398,100	Hewlett Packard Co.	17,600,001

		42,213,681

	Diversified Consumer Services — 0.77%
170,900	Visa, Inc., Class – A (a)	13,895,879

	Diversified Financial Services — 0.20%
70,300	NYSE Euronext	3,561,398

	Electrical Equipment — 0.56%
353,900	ABB Ltd. – ADR (a)	10,022,448

	Energy Equipment & Services — 2.66%
43,700	First Solar, Inc. (a)	11,922,234
338,100	Halliburton Co.	17,942,967
167,000	Schlumberger Ltd.	17,940,810

		47,806,011

	Food & Staples Retailing — 1.79%
157,700	Costco Wholesale Corp.	11,061,078
258,200	CVS Caremark Corp.	10,216,974
192,600	Wal-Mart Stores, Inc.	10,824,120

		32,102,172

Shares	Security Description	Value

	Health Care Equipment & Supplies — 1.62%
86,300	Alcon, Inc.	$14,048,777
234,600	Baxter International, Inc.	15,000,324

		29,049,101

	Health Care Providers & Services — 0.44%
166,500	Medco Health Solutions, Inc. (a)	7,858,800

	Hotels, Restaurants & Leisure — 0.36%
247,700	Marriott International, Inc., Class – A	6,499,648

	Household Products — 0.73%
189,500	Colgate-Palmolive Co.	13,094,450

	Industrial Conglomerates — 0.37%
106,900	McDermott International, Inc. (a)	6,616,041

	Internet & Catalog Retail — 0.85%
206,800	Amazon.com, Inc. (a)	15,164,644

	Internet Software & Services — 2.32%
214,700	Akamai Technologies, Inc. (a)	7,469,413
51,200	Google, Inc., Class – A (a)	26,952,704
164,300	Infosys Technologies Ltd. – ADR	7,140,478

		41,562,595

	Life Sciences Tools & Services — 0.67%
217,200	Thermo Fisher Scientific, Inc. (a)	12,104,556

	Media — 0.79%
454,400	The Walt Disney Co.	14,177,280

	Multiline Retail — 0.09%
140,600	Saks, Inc. (a)	1,543,788

	Oil, Gas & Consumable Fuels — 1.20%
157,000	Occidental Petroleum Corp.	14,108,020
156,000	Southwestern Energy Co. (a)	7,427,160

		21,535,180

	Pharmaceuticals — 3.02%
256,500	Abbott Laboratories	13,586,805
228,300	Elan Corp. PLC – ADR (a)	8,116,065
302,900	Mylan, Inc.	3,656,003
85,700	Roche Holdings AG – ADR	7,740,424
213,100	Teva Pharmaceutical Industries Ltd. – ADR	9,759,980
236,600	Wyeth	11,347,336

		54,206,613

	Semiconductors & Semiconductor Equipment — 0.74%
82,900	Linear Technology Corp.	2,700,053
341,500	NVIDIA Corp. (a)	6,392,880
151,100	Texas Instruments, Inc.	4,254,976

		13,347,909

	Software — 1.35%
310,500	Adobe Systems, Inc. (a)	12,230,595
438,700	Microsoft Corp.	12,068,637

		24,299,232

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Textiles, Apparel & Luxury Goods — 0.67%
132,900	Coach, Inc. (a)	$3,838,152
137,200	NIKE, Inc., Class – B	8,178,492

		12,016,644

	Total Jennison Associates LLC	622,932,570

	SSgA Funds Management, Inc. — 38.92%
	Aerospace & Defense — 1.21%
1,542	Alliant Techsystems, Inc. (a)	156,791
9,800	BE Aerospace, Inc. (a)	228,242
78,870	Boeing Co.	5,183,336
12,900	Goodrich Corp.	612,234
77,800	Honeywell International, Inc.	3,911,784
10,000	L-3 Communications Holdings, Inc.	908,700
34,500	Lockheed Martin Corp.	3,403,770
9,200	Northrop Grumman Corp.	615,480
14,633	Precision Castparts Corp.	1,410,182
16,100	Raytheon Co.	906,108
17,300	Rockwell Collins, Inc.	829,708
58,226	United Technologies Corp.	3,592,544

		21,758,879

	Air Freight & Logistics — 0.38%
17,314	C.H. Robinson Worldwide, Inc.	949,500
21,728	Expeditors International of Washington, Inc.	934,304
5,000	Frontline Ltd.	348,900
71,790	United Parcel Service, Inc., Class – B	4,412,931
10,200	UTI Worldwide, Inc.	203,490

		6,849,125

	Airlines — 0.01%
10,600	AMR Corp. (a)	54,272
1,500	Copa Holdings SA, Class – A	42,240
15,500	Delta Air Lines, Inc. (a)	88,350

		184,862

	Auto Components — 0.10%
10,600	BorgWarner, Inc.	470,428
15,360	Gentex Corp.	221,798
16,200	Goodyear Tire & Rubber Co. (a)	288,846
9,454	Johnson Controls, Inc.	271,141
14,200	LKQ Corp. (a)	256,594
6,004	WABCO Holdings, Inc.	278,946

		1,787,753

	Automobiles — 0.05%
22,048	Harley-Davidson, Inc.	799,461
500	Thor Industries, Inc.	10,630

		810,091

Shares	Security Description	Value

	Beverages — 1.24%
41,307	Anheuser-Busch Cos., Inc.	$2,565,991
5,828	Brown-Forman Corp., Class – B	440,422
4,000	Central European Distribution Corp. (a)	296,600
7,337	Hansen Natural Corp. (a)	211,452
155,463	PepsiCo, Inc.	9,885,892
170,707	The Coca-Cola Co.	8,873,350

		22,273,707

	Biotechnology — 0.96%
13,900	Amylin Pharmaceuticals, Inc. (a)	352,921
30,427	Biogen Idec, Inc. (a)	1,700,565
10,300	BioMarin Pharmaceutical, Inc. (a)	298,494
45,722	Celgene Corp. (a)	2,920,264
7,015	Cephalon, Inc. (a)	467,830
48,774	Genentech, Inc. (a)	3,701,947
28,080	Genzyme Corp. (a)	2,022,322
96,816	Gilead Sciences, Inc. (a)	5,126,407
3,700	ImClone Systems, Inc. (a)	149,702
13,800	Vertex Pharmaceuticals, Inc. (a)	461,886

		17,202,338

	Building Products — 0.01%
3,900	USG Corp. (a)	115,323

	Capital Markets — 0.56%
4,300	Affiliated Managers Group, Inc. (a)	387,258
1,300	BlackRock, Inc., Class – A	230,100
98,059	Charles Schwab Corp.	2,014,132
13,900	E*Trade Group, Inc. (a)	43,646
10,372	Eaton Vance Corp.	412,391
8,420	Federated Investors, Inc.	289,816
8,600	Franklin Resources, Inc.	788,190
4,347	Goldman Sachs Group, Inc.	760,290
4,900	Investment Technology Group, Inc. (a)	163,954
15,900	Janus Capital Group, Inc.	420,873
5,300	Lazard Ltd., Class – A	180,995
6,700	Morgan Stanley	241,669
20,819	Northern Trust Corp.	1,427,559
12,800	SEI Investments Co.	301,056
26,794	T. Rowe Price Group, Inc.	1,513,057
26,100	TD Ameritrade Holding Corp. (a)	472,149
9,100	Waddell & Reed Financial, Inc., Class – A	318,591

		9,965,726

	Chemicals — 1.15%
22,150	Air Products & Chemicals, Inc.	2,189,749
8,700	Airgas, Inc.	507,993
9,600	Albemarle Corp.	383,136
13,800	Celanese Corp., Class – A	630,108
5,900	CF Industries Holdings, Inc.	901,520
17,940	Ecolab, Inc.	771,240

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Chemicals (continued)
3,000	FMC Corp.	$232,320
8,400	International Flavors & Fragrance, Inc.	328,104
2,000	Intrepid Potash, Inc. (a)	131,560
57,200	Monsanto Co.	7,232,368
15,300	Nalco Holding Co.	323,595
1,900	PPG Industries, Inc.	109,003
32,600	Praxair, Inc.	3,072,224
11,700	Rohm & Haas Co.	543,348
7,100	Sigma-Aldrich Corp.	382,406
9,600	Terra Industries, Inc.	473,760
16,300	The Mosaic Co. (a)	2,358,610
3,619	The Scotts Miracle-Gro Co., Class – A	63,586

		20,634,630

	Commercial Services & Supplies — 0.43%
6,739	ChoicePoint, Inc. (a)	324,820
6,900	Copart, Inc. (a)	295,458
12,400	Corrections Corp. of America (a)	340,628
4,116	Dun & Bradstreet Corp.	360,726
7,204	Equifax, Inc.	242,198
5,300	FTI Consulting, Inc. (a)	362,838
6,100	Genpact Ltd. (a)	91,012
1,900	Hertz Global Holdings, Inc. (a)	18,240
10,200	Hewitt Associates, Inc., Class – A (a)	390,966
5,491	HLTH Corp. (a)	62,158
14,400	KBR, Inc.	502,704
600	Manpower, Inc.	34,944
12,311	Monster Worldwide, Inc. (a)	253,730
19,700	Pitney Bowes, Inc.	671,770
13,950	Republic Services, Inc., Class – A	414,315
15,749	Robert Half International, Inc.	377,504
3,200	SAIC, Inc. (a)	66,592
9,212	Stericycle, Inc. (a)	476,260
4,600	The Brink’s Co.	300,932
3,500	The Corporate Executive Board Co.	147,175
17,148	Total Systems Services, Inc.	381,029
26,300	Tyco International Ltd.	1,053,052
1,400	URS Corp. (a)	58,758
14,659	Waste Management, Inc.	552,791

		7,780,600

	Communications Equipment — 1.59%
8,200	Ciena Corp. (a)	189,994
616,095	Cisco Systems, Inc. (a)	14,330,370
6,500	Commscope, Inc. (a)	343,005
165,260	Corning, Inc.	3,809,243
344	EchoStar Corp., Class – A (a)	10,740

Shares	Security Description	Value

	Communications Equipment (continued)
9,000	F5 Networks, Inc. (a)	$255,780
14,000	Harris Corp.	706,860
13,562	JDS Uniphase Corp. (a)	154,064
55,048	Juniper Networks, Inc. (a)	1,220,965
500	Leap Wireless International, Inc. (a)	21,585
169,212	Qualcomm, Inc.	7,507,936

		28,550,542

	Computers & Peripherals — 2.98%
91,977	Apple Computer, Inc. (a)	15,400,629
190,531	Dell, Inc. (a)	4,168,818
6,300	Diebold, Inc.	224,154
151,373	EMC Corp. (a)	2,223,669
257,034	Hewlett Packard Co.	11,363,473
143,314	International Business Machines Corp.	16,987,009
17,526	Iron Mountain, Inc. (a)	465,315
15,800	NCR Corp. (a)	398,160
34,437	Network Appliance, Inc. (a)	745,906
4,600	SanDisk Corp. (a)	86,020
24,600	Seagate Technology	470,598
9,200	Teradata Corp. (a)	212,888
23,200	Western Digital Corp. (a)	801,096

		53,547,735

	Construction & Engineering — 0.29%
9,500	AECOM Technology Corp. (a)	309,035
9,300	Fluor Corp.	1,730,544
15,100	Foster Wheeler Ltd. (a)	1,104,565
12,800	Jacobs Engineering Group, Inc. (a)	1,032,960
14,000	Quanta Services, Inc. (a)	465,780
8,700	The Shaw Group, Inc. (a)	537,573

		5,180,457

	Construction Materials — 0.03%
4,400	Eagle Materials, Inc.	111,452
3,900	Martin Marietta Materials, Inc.	404,001

		515,453

	Consumer Finance — 0.23%
88,580	American Express Co.	3,336,809
43,411	SLM Corp. (a)	840,003

		4,176,812

	Containers & Packaging — 0.06%
1,300	AptarGroup, Inc.	54,535
1,500	Ball Corp.	71,610
16,400	Crown Holdings, Inc. (a)	426,236
3,500	Greif, Inc., Class – A	224,105
5,000	Owens-Illinois, Inc. (a)	208,450
2,500	Packaging Corp. of America	53,775

		1,038,711

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Consumer Services — 0.14%
14,631	Apollo Group, Inc., Class – A (a)	$647,568
6,400	DeVry, Inc.	343,168
32,044	H & R Block, Inc.	685,741
6,600	Hillenbrand, Inc.	141,240
4,100	ITT Educational Services, Inc. (a)	338,783
1,500	Strayer Education, Inc.	313,605
3,347	Weight Watchers International, Inc.	119,187

		2,589,292

	Diversified Financial Services — 0.47%
13,687	Broadridge Financial Solutions, Inc.	288,111
3,594	CME Group, Inc.	1,377,185
3,800	GLG Partners, Inc.	29,640
7,300	InterContinental Exchange, Inc. (a)	832,200
5,100	Invesco Ltd.	122,298
4,700	MF Global Ltd. (a)	29,657
1,700	Morningstar, Inc. (a)	122,451
9,900	Nymex Holdings, Inc.	836,352
16,700	NYSE Euronext	846,022
7,700	The Nasdaq Stock Market, Inc. (a)	204,435
47,000	Visa, Inc., Class – A (a)	3,821,570

		8,509,921

	Diversified Telecommunication Services — 0.12%
5,200	Citizens Communications Co.	58,968
7,800	Embarq Corp.	368,706
160,600	Level 3 Communications, Inc. (a)	473,770
25,600	MetroPCS Communications, Inc. (a)	453,376
7,100	NeuStar, Inc. (a)	153,076
78,400	Qwest Communications International, Inc.	308,112
500	United States Cellular Corp. (a)	28,275
22,100	Windstream Corp.	272,714

		2,116,997

	Electric Utilities — 0.44%
17,600	Allegheny Energy, Inc.	881,936
900	DPL, Inc.	23,742
14,200	Entergy Corp.	1,710,816
34,400	Exelon Corp.	3,094,624
39,179	PPL Corp.	2,047,886
3,600	Sierra Pacific Resources	45,756

		7,804,760

	Electrical Equipment — 0.47%
11,150	AMETEK, Inc.	526,503
13,900	Cooper Industries Ltd., Class – A	549,050
81,900	Emerson Electric Co.	4,049,955
4,700	First Solar, Inc. (a)	1,282,254
5,500	General Cable Corp. (a)	334,675
2,000	Hubbell, Inc., Class – B	79,740

Shares	Security Description	Value

	Electrical Equipment (continued)
7,850	IDEX Corp.	$289,194
15,500	Rockwell Automation, Inc.	677,815
9,204	Roper Industries, Inc.	606,360

		8,395,546

	Electronic Equipment & Instruments — 0.32%
37,649	Agilent Technologies, Inc. (a)	1,338,045
18,100	Amphenol Corp., Class – A	812,328
900	Arrow Electronics, Inc. (a)	27,648
6,400	Avnet, Inc. (a)	174,592
5,300	Dolby Laboratories, Inc., Class – A (a)	213,590
14,400	FLIR Systems, Inc. (a)	584,208
13,444	Garmin Ltd.	575,941
3,600	Itron, Inc. (a)	354,060
12,055	Jabil Circuit, Inc.	197,823
3,544	Mettler-Toledo International, Inc. (a)	336,184
4,051	Molex, Inc.	98,885
5,550	National Instruments Corp.	157,453
11,000	Rambus, Inc. (a)	209,770
4,200	SunPower Corp., Class – A (a)	302,316
11,800	Trimble Navigation Ltd. (a)	421,260

		5,804,103

	Energy Equipment & Services — 2.50%
32,010	Baker Hughes, Inc.	2,795,753
22,216	Cameron International Corp. (a)	1,229,656
7,000	Diamond Offshore Drilling, Inc.	973,980
8,300	Dresser-Rand Group, Inc. (a)	324,530
13,900	ENSCO International, Inc.	1,122,286
13,000	FMC Technologies, Inc. (a)	1,000,090
8,200	Global Industries Ltd. (a)	147,026
91,066	Halliburton Co.	4,832,873
4,200	Nabors Industries Ltd. (a)	206,766
43,513	National Oilwell Varco, Inc. (a)	3,860,473
28,202	Noble Corp.	1,832,002
5,300	Oceaneering International, Inc. (a)	408,365
3,400	Oil States International, Inc. (a)	215,696
10,000	Patterson-UTI Energy, Inc.	360,400
12,914	Pride International, Inc. (a)	610,703
4,146	Rowan Cos., Inc.	193,826
124,481	Schlumberger Ltd.	13,372,994
20,620	Smith International, Inc.	1,714,347
8,500	Superior Energy, Inc. (a)	468,690
6,700	TETRA Technologies, Inc. (a)	158,857
281	Tidewater, Inc.	18,273
33,452	Transocean, Inc. (a)	5,097,750
3,700	Unit Corp. (a)	306,989
71,300	Weatherford International Ltd. (a)	3,535,767

		44,788,092

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Food & Staples Retailing — 1.30%
45,500	Costco Wholesale Corp.	$3,191,370
80,725	CVS Caremark Corp.	3,194,288
6,800	Herbalife Ltd.	263,500
30,644	Kroger Co.	884,692
63,440	Sysco Corp.	1,745,234
188,774	Wal-Mart Stores, Inc.	10,609,099
95,966	Walgreen Co.	3,119,855
14,976	Whole Foods Market, Inc.	354,782

		23,362,820

	Food Products — 0.25%
10,900	Campbell Soup Co.	364,714
11,100	Dean Foods Co. (a)	217,782
2,400	General Mills, Inc.	145,848
18,300	H.J. Heinz Co.	875,655
8,170	Hershey Foods Corp.	267,812
14,700	Kellogg Co.	705,894
4,460	McCormick & Co., Inc.	159,044
3,300	Tyson Foods, Inc.	49,302
21,432	William Wrigley Jr., Co.	1,666,981

		4,453,032

	Gas Utilities — 0.09%
1,400	Energen Corp.	109,242
13,700	Equitable Resources, Inc.	946,122
6,900	Questar Corp.	490,176

		1,545,540

	Health Care Equipment & Supplies — 1.27%
3,900	Advanced Medical Optics, Inc. (a)	73,086
65,437	Baxter International, Inc.	4,184,042
4,875	Beckman Coulter, Inc.	329,209
25,588	Becton, Dickinson & Co.	2,080,304
10,200	Boston Scientific Corp. (a)	125,358
5,600	Brocade Communications Systems, Inc. (a)	46,144
10,400	C.R. Bard, Inc.	914,680
15,690	Dentsply International, Inc.	577,392
5,600	Edwards Lifesciences Corp. (a)	347,424
5,200	Gen-Probe, Inc. (a)	246,896
900	Hill-Rom Holdings, Inc.	24,282
13,400	Hologic, Inc. (a)	292,120
2,400	Hospira, Inc. (a)	96,264
6,600	IDEXX Laboratories, Inc. (a)	321,684
4,100	Intuitive Surgical, Inc. (a)	1,104,540
4,100	Inverness Medical Innovations, Inc. (a)	135,997
5,900	Kinetic Concepts, Inc. (a)	235,469
117,856	Medtronic, Inc.	6,099,048
7,700	ResMed, Inc. (a)	275,198

Shares	Security Description	Value

	Health Care Equipment & Supplies (continued)
35,548	St. Jude Medical, Inc. (a)	$1,453,202
32,260	Stryker Corp.	2,028,509
13,200	Varian Medical Systems, Inc. (a)	684,420
16,370	Zimmer Holdings, Inc. (a)	1,113,979

		22,789,247

	Health Care Providers & Services — 0.79%
32,700	Aetna, Inc.	1,325,331
2,100	AmerisourceBergen Corp.	83,979
28,030	Cardinal Health, Inc.	1,445,787
4,100	CIGNA Corp.	145,099
2,280	Community Health Systems, Inc. (a)	75,194
3,280	Coventry Health Care, Inc. (a)	99,778
9,092	DaVita, Inc. (a)	483,058
22,244	Express Scripts, Inc. (a)	1,395,144
16,900	Health Management Associates, Inc., Class – A (a)	110,019
600	Health Net, Inc. (a)	14,436
9,377	Henry Schein, Inc. (a)	483,572
10,100	Humana, Inc. (a)	401,677
11,500	Laboratory Corp. of America Holdings (a)	800,745
8,060	Lincare Holdings, Inc. (a)	228,904
20,910	McKesson Corp.	1,169,078
52,942	Medco Health Solutions, Inc. (a)	2,498,863
1,260	Omnicare, Inc.	33,037
13,092	Patterson Cos., Inc. (a)	384,774
4,700	Pediatrix Medical Group, Inc. (a)	231,381
13,336	Quest Diagnostics, Inc.	646,396
34,000	Tenet Healthcare Corp. (a)	189,040
47,557	UnitedHealth Group, Inc.	1,248,371
8,300	VCA Antech, Inc. (a)	230,574
3,900	Wellcare Group, Inc. (a)	140,985
5,311	WellPoint, Inc. (a)	253,122

		14,118,344

	Health Care Technology — 0.02%
6,700	Cerner Corp. (a)	302,706
4,114	IMS Health, Inc.	95,856
500	WebMD Health Corp., Class – A (a)	13,950

		412,512

	Hotels, Restaurants & Leisure — 0.88%
10,100	Brinker International, Inc.	190,890
8,400	Burger King Holdings, Inc.	225,036
9,300	Carnival Corp.	306,528
3,500	Chipotle Mexican Grill, Inc., Class – A (a)	289,170
1,100	Choice Hotels International, Inc.	29,150
14,064	Darden Restaurants, Inc.	449,204
31,795	International Game Technology, Inc.	794,239
10,655	Las Vegas Sands Corp. (a)	505,473
30,756	Marriott International, Inc., Class – A	807,038

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hotels, Restaurants & Leisure (continued)
107,873	McDonald’s Corp.	$6,064,620
12,243	MGM MIRAGE, Inc. (a)	414,915
4,100	Orient-Express Hotel Ltd., Class – A ADR	178,104
2,800	Panera Bread Co., Class – A (a)	129,528
7,800	Penn National Gaming, Inc. (a)	250,770
7,100	Scientific Games Corp., Class – A (a)	210,302
74,862	Starbucks Corp. (a)	1,178,328
18,884	Starwood Hotels & Resorts Worldwide, Inc.	756,682
18,699	Tim Hortons, Inc.	536,474
8,518	Wendy’s International, Inc.	231,860
6,500	Wynn Resorts Ltd.	528,775
48,800	YUM! Brands, Inc.	1,712,392

		15,789,478

	Household Durables — 0.01%
4,566	Harman International Industries, Inc.	188,987
21	NVR, Inc. (a)	10,501
6,500	Pulte Homes, Inc.	62,595

		262,083

	Household Products — 0.73%
7,000	Church & Dwight Co., Inc.	394,450
53,259	Colgate-Palmolive Co.	3,680,197
6,000	Energizer Holdings, Inc. (a)	438,540
17,798	Kimberly-Clark Corp.	1,063,964
118,786	Procter & Gamble Co.	7,223,377
4,500	The Clorox Co.	234,900

		13,035,428

	Independent Power Producers & Energy Traders — 0.25%
37,100	Calpine Corp. (a)	836,976
17,099	Constellation Energy Group	1,403,828
13,500	Mirant Corp. (a)	528,525
9,300	NRG Energy, Inc. (a)	398,970
70,530	The AES Corp. (a)	1,354,881

		4,523,180

	Industrial Conglomerates — 0.45%
73,912	3M Co.	5,143,536
1,500	Carlisle Cos., Inc.	43,500
23,754	McDermott International, Inc. (a)	1,470,135
25,600	Textron, Inc.	1,227,008
2,000	Valmont Industries, Inc.	208,580

		8,092,759

	Insurance — 0.21%
49,833	AFLAC, Inc.	3,129,512
3,600	AXIS Capital Holdings Ltd.	107,316

Shares	Security Description	Value

	Insurance (continued)
2,908	Brown & Brown, Inc.	$50,570
12,887	Covanta Holding Corp. (a)	343,954
1,100	Erie Indemnity Co., Class – A	50,765
1,700	Philadelphia Consolidated Holding Corp. (a)	57,749
925	Transatlantic Holding, Inc.	52,235
787	W.R. Berkley Corp.	19,014

		3,811,115

	Internet & Catalog Retail — 0.16%
33,000	Amazon.com, Inc. (a)	2,419,890
977	IAC/InterActiveCorp. (a)	18,837
4,000	priceline.com, Inc. (a)	461,840

		2,900,567

	Internet Software & Services — 1.17%
17,217	Akamai Technologies, Inc. (a)	598,979
116,696	eBay, Inc. (a)	3,189,302
3,400	Equinix, Inc. (a)	303,348
24,748	Google, Inc., Class – A (a)	13,027,842
3,000	Sohu.com, Inc. (a)	211,320
20,163	VeriSign, Inc. (a)	762,161
144,578	Yahoo!, Inc. (a)	2,986,982

		21,079,934

	IT Services — 0.77%
62,700	Accenture Ltd., Class – A	2,553,144
2,595	Affiliated Computer Services, Inc., Class – A (a)	138,807
7,675	Alliance Data Systems Corp. (a)	434,021
54,350	Automatic Data Processing, Inc.	2,277,265
29,000	Cognizant Tech Solutions Corp. (a)	942,790
4,351	DST Systems, Inc. (a)	239,522
4,680	Fidelity National Information Services, Inc.	172,739
17,460	Fiserv, Inc. (a)	792,160
8,200	Global Payments, Inc.	382,120
4,500	IHS, Inc., Class – A (a)	313,200
7,611	Mastercard, Inc., Class – A	2,020,873
33,999	Paychex, Inc.	1,063,489
19,300	Red Hat, Inc. (a)	399,317
77,622	The Western Union Co.	1,918,816
20,600	Unisys Corp. (a)	81,370

		13,729,633

	Leisure Equipment & Products — 0.01%
4,700	Hasbro, Inc.	167,884

	Life Sciences Tools & Services — 0.27%
17,700	Applera Corp.-Applied Biosystems Group	592,596
3,231	Charles River Laboratories International, Inc. (a)	206,526
6,700	Covance, Inc. (a)	576,334

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Life Sciences Tools & Services (continued)
6,000	Illumina, Inc. (a)	$522,660
3,494	Invitrogen Corp. (a)	137,174
5,330	Millipore Corp. (a)	361,694
5,589	PerkinElmer, Inc.	155,654
10,226	Pharmaceutical Product Development, Inc.	438,695
3,800	Techne Corp. (a)	294,082
14,966	Thermo Electron Corp. (a)	834,055
10,410	Waters Corp. (a)	671,445

		4,790,915

	Machinery — 1.22%
6,400	AGCO Corp. (a)	335,424
7,900	Bucyrus International, Inc.	576,858
64,253	Caterpillar, Inc.	4,743,156
21,016	Cummins Engine, Inc.	1,376,968
18,812	Danaher Corp.	1,454,168
45,200	Deere & Co.	3,260,276
8,400	Donaldson Co., Inc.	374,976
17,400	Dover Corp.	841,638
7,800	Eaton Corp.	662,766
2,700	Flowserve Corp.	369,090
6,750	Graco, Inc.	256,973
8,300	Harsco Corp.	451,603
2,500	Illinois Tool Works, Inc.	118,775
5,858	Ingersoll-Rand Co. Ltd., Class – A	219,265
14,408	ITT Corp.	912,459
11,150	Joy Global, Inc.	845,504
1,700	Kennametal, Inc.	55,335
3,000	Lincoln Electric Holding, Inc.	236,100
13,000	Manitowoc Co., Inc.	422,890
4,800	Oshkosh Truck Corp.	99,312
37,725	PACCAR, Inc.	1,578,037
12,900	Pall Corp.	511,872
17,600	Parker-Hannifin Corp.	1,255,232
5,600	SPX Corp.	737,688
4,000	Toro Co.	133,080

		21,829,445

	Marine — 0.02%
5,700	Kirby Corp. (a)	273,600

	Media — 0.83%
3,800	Central Eurpoean Media Enterprises Ltd., Class – A (a)	344,014
1	Citadel Broadcasting Co. (a)	1
3,300	Clear Channel Outdoor Holdings, Inc. (a)	58,839
85,857	Comcast Corp., Class – A	1,628,707
5,800	CTC Media, Inc. (a)	143,028
62,470	DirecTV Group, Inc. (a)	1,618,598

Shares	Security Description	Value

	Media (continued)
21,720	DISH Network Corp., Class – A (a)	$635,962
8,400	Dreamworks Animation SKG, Inc. (a)	250,404
3,900	John Wiley & Sons, Inc.	175,617
8,216	Lamar Advertising Co. (a)	296,023
17,270	Liberty Global, Inc., Class – A (a)	542,796
54,200	Liberty Media Corp. – Entertainment, Class – A (a)	1,313,266
4,600	MSCI, Inc., Class – A (a)	166,934
97,234	News Corp., Class – A	1,462,399
31,038	Omnicom Group, Inc.	1,392,985
142,500	Sirius Satellite Radio, Inc. (a)	273,600
42,406	The Interpublic Group of Cos., Inc. (a)	364,692
16,826	The McGraw-Hill Cos., Inc.	675,059
23,159	The Walt Disney Co.	722,561
8,600	Time Warner Cable, Inc., Class – A (a)	227,728
41,720	Time Warner, Inc.	617,456
55,136	Viacom, Inc., Class – B (a)	1,683,853
3,800	Warner Music Group Corp.	27,132
28,400	XM Satellite Radio Holdings, Inc., Class – A (a)	222,656

		14,844,310

	Metals & Mining — 0.72%
11,600	AK Steel Holding Corp.	800,400
66,400	Alcoa, Inc.	2,365,168
10,500	Allegheny Technologies, Inc.	622,440
300	Carpenter Technology	13,095
1,500	Century Aluminum Co. (a)	99,735
9,500	Cleveland-Cliffs, Inc.	1,132,305
8,100	Massey Energy Co.	759,375
45,800	Newmont Mining Corp.	2,388,928
7,100	Nucor Corp.	530,157
2,638	Patriot Coal Corp. (a)	404,379
7,400	Southern Copper Corp.	789,062
4,400	Steel Dynamics, Inc.	171,908
1,677	Titanium Metals Corp.	23,461
11,700	United States Steel Corp.	2,161,926
5,500	Walter Industries, Inc.	598,235

		12,860,574

	Multi-Utilities — 0.16%
21,800	CenterPoint Energy, Inc.	349,890
4,900	Lennox International, Inc.	141,904
53,300	Public Service Enterprise Group, Inc.	2,448,069

		2,939,863

	Multiline Retail — 0.30%
7,800	Big Lots, Inc. (a)	243,672
1,105	Family Dollar Stores, Inc.	22,034
24,674	Kohl’s Corp. (a)	987,947
19,110	Nordstrom, Inc.	579,033
76,570	Target Corp.	3,559,739

		5,392,425

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Office Electronics — 0.01%
6,775	Zebra Technologies Corp., Class – A (a)	$221,136

	Oil, Gas & Consumable Fuels — 2.58%
7,400	Alpha Natural Resources, Inc. (a)	771,746
15,100	Arch Coal, Inc.	1,132,953
2,900	Atwood Oceanics, Inc. (a)	360,586
4,700	Cabot Oil & Gas Corp., Class – A	318,331
22,700	Chesapeake Energy Corp.	1,497,292
3,100	CNX Gas Corp. (a)	130,324
19,200	CONSOL Energy, Inc.	2,157,504
3,100	Continental Resources, Inc. (a)	214,892
25,800	Denbury Resources, Inc. (a)	941,700
15,800	El Paso Corp.	343,492
1,400	Encore Acquisition Co. (a)	105,266
19,600	EOG Resources, Inc.	2,571,520
101,906	Exxon Mobil Corp.	8,980,976
4,400	Foundation Coal Holdings, Inc.	389,752
10,900	Frontier Oil Corp.	260,619
800	Helix Energy Solutions Group, Inc. (a)	33,312
29,500	Hess Corp.	3,722,605
4,600	Holly Corp.	169,832
1	Hugoton Royalty Trust	37
6,700	Mariner Energy, Inc. (a)	247,699
19,900	Murphy Oil Corp.	1,951,195
1,200	Noble Energy, Inc.	120,672
86,100	Occidental Petroleum Corp.	7,736,946
28,489	Peabody Energy Corp.	2,508,456
21,600	Petrohawk Energy Corp. (a)	1,000,296
10,300	Plains Exploration & Production Co. (a)	751,591
9,800	Quicksilver Resources, Inc. (a)	378,672
16,150	Range Resources Corp.	1,058,471
9,700	SandRidge Energy, Inc. (a)	626,426
35,900	Southwestern Energy Co. (a)	1,709,199
2,700	St. Mary Land & Exploration Co.	174,528
7,300	Sunoco, Inc.	297,037
4,200	Tesoro Corp.	83,034
3,200	W&T Offshore, Inc.	187,232
4,400	Whiting Petroleum Corp (a)	466,752
61,300	Williams Cos., Inc.	2,471,003
5,807	XTO Energy, Inc.	397,838

		46,269,786

	Personal Products — 0.13%
1,600	Alberto-Culver Co.	42,032
44,800	Avon Products, Inc.	1,613,696
6,400	Bare Escentuals, Inc. (a)	119,872
2,300	NBTY, Inc. (a)	73,738

Shares	Security Description	Value

	Personal Products (continued)
10,855	The Estee Lauder Cos., Inc., Class – A	$504,215

		2,353,553

	Pharmaceuticals — 1.49%
160,913	Abbott Laboratories	8,523,562
31,356	Allergan, Inc.	1,632,080
2,350	APP Pharmaceuticals, Inc. (a)	39,292
3,402	Barr Laboratories, Inc. (a)	153,362
189,620	Bristol-Myers Squibb Co.	3,892,899
9,933	Eli Lilly & Co.	458,507
10,800	Endo Pharmaceuticals Holdings, Inc. (a)	261,252
2,749	Forest Laboratories, Inc., Class – A (a)	95,500
77,799	Johnson & Johnson	5,005,588
64,447	Merck & Co., Inc.	2,429,007
5,918	Mylan Laboratories, Inc. (a)	71,430
587	New Abraxis, Inc. (a)	37,251
8,200	Perrigo Co.	260,514
170,097	Schering-Plough Corp.	3,349,210
9,900	Sepracor, Inc. (a)	197,208
10,100	Warner Chilcott Ltd., Class – A (a)	171,195
6,600	Watson Pharmaceuticals, Inc. (a)	179,322

		26,757,179

	Real Estate Investment Trusts — 0.25%
2,945	Apartment Investment & Management Co., Class – A	100,307
3,500	Camden Property Trust	154,910
4,700	Digital Realty Trust, Inc.	192,277
400	Essex Property Trust, Inc.	42,600
1,800	Federal Realty Investment Trust	124,200
12,130	General Growth Properties, Inc.	424,914
2,900	HCP, Inc.	92,249
1,200	Health Care REIT, Inc.	53,400
297	Kilroy Realty Corp.	13,968
5,900	Plum Creek Timber Co., Inc.	251,989
500	Rayonier, Inc.	21,230
23,600	Simon Property Group, Inc.	2,121,404
5,500	Taubman Centers, Inc.	267,575
7,300	The Macerich Co.	453,549
2,400	Ventas, Inc.	102,168

		4,416,740

	Real Estate Management & Development — 0.04%
6,300	CB Richard Ellis Group, Inc., Class – A (a)	120,960
7,700	Forest City Enterprises, Inc., Class – A	248,094
7,763	The St. Joe Co.	266,426

		635,480

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Road & Rail — 0.64%
29,500	Burlington Northern Santa Fe Corp.	$2,946,755
800	Con-Way, Inc.	37,808
42,500	CSX Corp.	2,669,425
8,900	J.B. Hunt Transport Services, Inc.	296,192
6,700	Kansas City Southern Industries, Inc. (a)	294,733
5,600	Landstar System, Inc.	309,232
11,366	Norfolk Southern Corp.	712,307
2,000	Ryder System, Inc.	137,760
54,200	Union Pacific Corp.	4,092,100

		11,496,312

	Semiconductors & Semiconductor Equipment — 1.68%
7,927	Advanced Micro Devices, Inc. (a)	46,214
30,595	Altera Corp.	633,317
31,320	Analog Devices, Inc.	995,036
141,312	Applied Materials, Inc.	2,697,646
29,800	Atmel Corp. (a)	103,704
53,917	Broadcom Corp., Class – A (a)	1,471,395
3,900	Cree, Inc. (a)	88,959
15,300	Cypress Semiconductor Corp. (a)	378,675
6,700	Integrated Device Technology, Inc. (a)	66,598
516,062	Intel Corp.	11,085,012
1,371	International Rectifier Corp. (a)	26,323
3,873	Intersil Corp., Class – A	94,191
16,933	KLA-Tencor Corp.	689,342
12,299	Lam Research Corp. (a)	444,609
22,864	Linear Technology Corp.	744,681
50,698	LSI Logic Corp. (a)	311,286
50,900	Marvell Technology Group Ltd. (a)	898,894
23,904	MEMC Electronic Materials, Inc. (a)	1,471,052
19,462	Microchip Technology, Inc.	594,370
10,000	Micron Technology, Inc. (a)	60,000
26,000	National Semiconductor Corp.	534,040
3,117	Novellus Systems, Inc. (a)	66,049
58,200	NVIDIA Corp. (a)	1,089,504
41,600	ON Semiconductor Corp. (a)	381,472
4,500	Silicon Laboratories, Inc. (a)	162,405
8,312	Teradyne, Inc. (a)	92,014
138,795	Texas Instruments, Inc.	3,908,467
7,400	Varian Semiconductor Equipment Associates, Inc. (a)	257,668
30,595	Xilinx, Inc.	772,524

		30,165,447

	Software — 2.43%
31,166	Activision, Inc. (a)	1,061,825
56,490	Adobe Systems, Inc. (a)	2,225,141
8,700	Amdocs Ltd. (a)	255,954

Shares	Security Description	Value

	Software (continued)
8,200	ANSYS, Inc. (a)	$386,384
23,100	Autodesk, Inc. (a)	781,011
20,711	BMC Software, Inc. (a)	745,596
19,000	CA, Inc.	438,710
19,229	Citrix Systems, Inc. (a)	565,525
14,600	Compuware Corp. (a)	139,284
33,440	Electronic Arts, Inc. (a)	1,485,739
4,200	FactSet Research Systems, Inc.	236,712
33,961	Intuit, Inc. (a)	936,305
14,700	McAfee, Inc. (a)	500,241
9,400	Metavante Technologies, Inc. (a)	212,628
837,670	Microsoft Corp.	23,044,302
9,900	NAVTEQ Corp. (a)	762,300
16,600	Novell, Inc. (a)	97,774
18,100	Nuance Communications, Inc. (a)	283,627
405,925	Oracle Corp. (a)	8,524,425
11,000	Salesforce.com, Inc. (a)	750,530
4,400	VMware, Inc., Class – A (a)	236,984

		43,670,997

	Specialty Retail — 0.63%
9,140	Abercrombie & Fitch Co., Class – A	572,895
9,600	Advance Auto Parts, Inc.	372,768
12,700	American Eagle Outfitters, Inc.	173,101
1,700	AnnTaylor Stores Corp. (a)	40,732
4,340	AutoZone, Inc. (a)	525,183
22,369	Bed Bath & Beyond, Inc. (a)	628,569
34,983	Best Buy Co., Inc.	1,385,327
22,702	CarMax, Inc. (a)	322,141
7,600	Dick’s Sporting Goods, Inc. (a)	134,824
8,872	Dollar Tree, Inc. (a)	290,026
16,100	Gamestop Corp. (a)	650,440
5,500	Guess?, Inc.	205,975
19,541	Limited Brands, Inc.	329,266
7,670	Lowe’s Cos., Inc.	159,153
3,200	O’Reilly Automotive, Inc. (a)	71,520
13,090	PetSmart, Inc.	261,145
14,590	Ross Stores, Inc.	518,237
10,600	Sherwin-Williams Co.	486,858
62,600	Staples, Inc.	1,486,750
25,200	The Gap, Inc.	420,084
44,550	The TJX Cos., Inc.	1,401,988
13,281	Tiffany & Co.	541,201
11,156	Urban Outfitters, Inc. (a)	347,956
1,473	Williams-Sonoma, Inc.	29,224

		11,355,363

	Textiles, Apparel & Luxury Goods — 0.22%
35,916	Coach, Inc. (a)	1,037,254
9,362	Hanesbrands, Inc. (a)	254,085
36,544	NIKE, Inc., Class – B	2,178,388

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Textiles, Apparel & Luxury Goods (continued)
5,700	Phillips-Van Heusen Corp.	$208,734
5,600	Polo Ralph Lauren Corp.	351,568

		4,030,029

	Thrifts & Mortgage Finance — 0.08%
1,700	Capitol Federal Financial	63,937
62,194	Freddie Mac	1,019,982
20,968	Hudson City Bancorp, Inc.	349,746

		1,433,665

	Tobacco — 0.83%
164,319	Altria Group, Inc.	3,378,399
9,300	Lorillard, Inc. (a)	643,188
219,919	Philip Morris International, Inc.	10,861,799

		14,883,386

	Trading Companies & Distributors — 0.09%
12,874	Fastenal Co.	555,642
200	GATX Corp.	8,866
5,000	MSC Industrial Direct Co., Inc., Class – A	220,550
8,000	W.W. Grainger, Inc.	654,400
4,100	WESCO International, Inc. (a)	164,164

		1,603,622

	Wireless Telecommunication Services — 0.20%
41,627	American Tower Corp., Class – A (a)	1,758,741
6,300	Clearwire Corp., Class – A (a)	81,648
6,150	Crown Castle International Corp. (a)	238,189
17,888	NII Holdings, Inc., Class – B (a)	849,501
11,500	SBA Communications Corp. (a)	414,115
4,500	Telephone & Data Systems, Inc.	212,715

		3,554,909

	Total SSgA Funds Management, Inc.	698,233,747

	Sustainable Growth Advisors — 23.31%
	Air Freight & Logistics — 0.65%
148,000	FedEx Corp.	11,660,920

	Beverages — 2.13%
264,400	PepsiCo, Inc.	16,813,196
410,900	The Coca-Cola Co.	21,358,582

		38,171,778

	Biotechnology — 1.35%
337,200	Genzyme Corp. (a)	24,285,144

	Capital Markets — 0.92%
258,800	State Street Corp.	16,560,612

	Chemicals — 0.52%
215,100	Ecolab, Inc.	9,247,149

Shares	Security Description	Value

	Communications Equipment — 0.94%
379,700	Qualcomm, Inc.	$16,847,289

	Computers & Peripherals — 0.67%
71,900	Apple, Inc. (a)	12,038,936

	Consumer Finance — 0.69%
330,300	American Express Co.	12,442,401

	Food & Staples Retailing — 1.60%
125,200	Costco Wholesale Corp.	8,781,528
452,900	Sysco Corp.	12,459,279
231,000	Walgreen Co.	7,509,810

		28,750,617

	Health Care Equipment & Supplies — 2.16%
498,900	Medtronic, Inc.	25,818,075
189,200	Zimmer Holdings, Inc. (a)	12,875,060

		38,693,135

	Health Care Providers & Services — 0.25%
86,000	Henry Schein, Inc. (a)	4,435,020

	Hotels, Restaurants & Leisure — 0.47%
530,400	Starbucks Corp. (a)	8,348,496

	Household Products — 1.19%
352,200	Procter & Gamble Co.	21,417,282

	Industrial Conglomerates — 0.64%
431,700	General Electric Co.	11,522,073

	Internet & Catalog Retail — 0.70%
171,200	Amazon.Com, Inc. (a)	12,554,096

	Internet Software & Services — 1.65%
463,000	eBay, Inc. (a)	12,653,790
32,270	Google, Inc., Class – A (a)	16,987,573

		29,641,363

	IT Services — 0.96%
409,300	Automatic Data Processing, Inc.	17,149,670

	Pharmaceuticals — 0.96%
377,100	Teva Pharmaceutical Industries Ltd. – ADR	17,271,180

	Software — 2.96%
534,700	Electronic Arts, Inc. (a)	23,756,721
616,800	Microsoft Corp.	16,968,168
238,000	SAP AG – ADR	12,402,180

		53,127,069

	Specialty Retail — 1.90%
605,900	Lowe’s Cos., Inc.	12,572,425
902,600	Staples, Inc.	21,436,750

		34,009,175

	Total Sustainable Growth Advisors	418,173,405

	Total Common Stocks	1,739,339,722

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2008

Shares or Principal Amount	Security Description	Value
	Money Market Mutual Funds — 0.81%
	SSgA Funds Management, Inc. — 0.81%
11,894,035	Alliance Money Market Fund Prime Portfolio, 2.41% (b)	$11,894,035
2,686,297	Federated Prime Obligations, 2.55% (b)	2,686,297

	Total Money Market Mutual Funds	14,580,332

	Time Deposits — 3.72%
	Jennison Associates LLC — 1.35%
$24,183,435	Liquidity Management Control System Time Deposit	24,183,435

	Sustainable Growth Advisors — 2.37%
42,457,749	Liquidity Management Control System Time Deposit	42,457,749

	Total Time Deposits	66,641,184

Principal Amount	Security Description	Value
	U.S. Treasury Bills — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$841,000	U.S. Treasury Bill, 1.86%, 9/11/08 (c)(d)	$838,174

	Total U.S. Treasury Bills	838,174

	Total Investments (cost $1,567,603,357) — 101.54%	1,821,399,412
	Liabilities in excess of other assets — (1.54)%	(27,556,726)

	Net Assets — 100.00%	$1,793,842,686

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008.

(c)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(d)	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value	Expiration	Unrealized Gain/Loss
84	NASDAQ 100 E-mini Future	$3,101,280	Sep-08	$(151,053)
92	S&P 500 E-mini Future	5,893,060	Sep-08	(362,837)
12	Russell 1000 Future	4,225,800	Sep-08	$(243,773)
16	Russell 1000 Growth Future	4,432,000	Sep-08	(278,085)

				$(1,035,748)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2008

Shares	Security Description	Value

	Common Stocks — 96.63%
	Franklin Portfolio Associates LLC — 13.87%
	Aerospace & Defense — 0.21%
12,200	Cubic Corp.	$271,816
4,500	Esterline Technologies Corp. (a)	221,670
22,700	Orbital Sciences Corp. (a)	534,812
11,700	TransDigm Group, Inc. (a)	393,003

		1,421,301

	Air Freight & Logistics — 0.12%
3,800	Bristow Group, Inc. (a)	188,062
27,200	Pacer International, Inc.	585,072

		773,134

	Airlines — 0.03%
17,600	SkyWest, Inc.	222,640

	Auto Components — 0.14%
31,600	Amerigon, Inc. (a)	224,676
11,700	ATC Technology Corp. (a)	272,376
23,500	Cooper Tire & Rubber Co.	184,240
6,200	Lear Corp. (a)	87,916
16,100	Standard Motor Products, Inc.	131,376

		900,584

	Beverages — 0.11%
9,900	Central European Distribution Corp. (a)	734,085

	Biotechnology — 0.56%
23,000	BioMarin Pharmaceutical, Inc. (a)	666,540
9,700	Cepheid, Inc. (a)	272,764
35,200	CV Therapeutics, Inc. (a)	289,696
47,200	Enzon Pharmaceuticals, Inc. (a)	336,064
16,300	Martek Biosciences Corp. (a)	549,473
37,400	Momenta Pharmaceuticals, Inc. (a)	460,020
17,200	OSI Pharmaceuticals, Inc. (a)	710,704
15,000	Regeneron Pharmaceuticals, Inc. (a)	216,600
24,500	Seattle Genetics, Inc. (a)	207,270

		3,709,131

	Building Products — 0.13%
8,800	Apogee Enterprises, Inc.	142,208
16,100	Gibraltar Industries, Inc.	257,117
12,700	NCI Building Systems, Inc. (a)	466,471

		865,796

	Capital Markets — 0.19%
7,900	Greenhill & Co., Inc.	425,494
35,100	Knight Capital Group, Inc., Class – A (a)	631,098
10,600	optionsXpress Holdings, Inc.	236,804

		1,293,396

	Chemicals — 0.54%
6,100	CF Industries Holdings, Inc.	932,080
6,300	H.B. Fuller Co.	141,372

Shares	Security Description	Value

	Chemicals (continued)
24,800	Landec Corp. (a)	$160,456
6,100	Mineral Technologies, Inc.	387,899
28,200	Olin Corp.	738,276
4,300	Sensient Technologies Corp.	121,088
18,200	Spartech Corp.	171,626
18,900	Terra Industries, Inc. (a)	932,715

		3,585,512

	Commercial Banks — 0.65%
17,900	Banco Latinoamericano de Exportaciones S.A. Class – E	289,801
18,300	Bank Mutual Corp.	183,732
20,700	Cathay General Bancorp	225,009
9,100	Community Bank System, Inc.	187,642
56,600	First Bancorp	358,844
19,200	First Financial Bancorp.	176,640
28,300	FirstMerit Corp.	461,573
27,400	Frontier Financial Corp.	233,448
18,477	National Penn Bancshares, Inc.	245,375
20,500	Oriental Financial Group, Inc.	292,330
23,300	Pacific Capital Bancorp	321,074
3,100	Prosperity Bancshares, Inc.	82,863
34,350	Sterling Bancshares, Inc.	312,241
6,300	Susquehanna Bancshares, Inc.	86,247
11,500	SVB Financial Group (a)	553,265
2,700	UMB Financial Corp.	138,429
12,300	Umpqua Holdings Corp.	149,199

		4,297,712

	Commercial Services & Supplies — 0.66%
51,600	CBIZ, Inc. (a)	410,220
9,100	CDI Corp.	231,504
5,100	comScore, Inc. (a)	111,282
37,400	COMSYS IT Partners, Inc. (a)	341,088
9,000	Dollar Financial Corp. (a)	135,990
12,600	Ennis, Inc.	197,190
3,000	FTI Consulting, Inc. (a)	205,380
10,500	Heartland Payment Systems, Inc.	247,800
44,300	IKON Office Solutions, Inc.	499,704
33,700	Knoll, Inc.	409,455
11,700	Korn/Ferry International (a)	184,041
6,000	Net 1 UEPS Technologies, Inc. (a)	145,800
12,700	School Specialty, Inc. (a)	377,571
9,100	Taleo Corp., Class – A (a)	178,269
7,700	TeleTech Holdings, Inc. (a)	153,692
8,100	United Stationers, Inc. (a)	299,295
6,100	Viad Corp.	157,319
4,700	Wright Express Corp. (a)	116,560

		4,402,160

	Communications Equipment — 0.47%
19,200	Anaren, Inc. (a)	202,944
13,700	Blue Coat Systems, Inc. (a)	193,307

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Communications Equipment (continued)
11,900	Comtech Telecommunications Corp. (a)	$583,100
14,600	Dycom Industries, Inc. (a)	211,992
18,700	EMS Technologies, Inc. (a)	408,408
17,000	Foundry Networks, Inc. (a)	200,940
19,700	Harmonic, Inc. (a)	187,347
18,400	NTELOS Holding Corp.	466,808
38,400	Oplink Communications, Inc. (a)	368,640
11,100	Plantronics, Inc.	247,752
6,100	Starent Networks Corp. (a)	76,738

		3,147,976

	Computers & Peripherals — 0.16%
15,100	Intermec, Inc. (a)	318,308
18,800	Netezza Corp. (a)	215,824
10,600	Novatel Wireless, Inc. (a)	117,978
12,500	Sigma Designs, Inc. (a)	173,625
5,400	Synaptics, Inc. (a)	203,742

		1,029,477

	Construction & Engineering — 0.13%
13,900	EMCOR Group, Inc. (a)	396,567
10,800	Michael Baker Corp. (a)	236,304
7,300	Perini Corp. (a)	241,265

		874,136

	Consumer Finance — 0.03%
5,000	World Acceptance Corp. (a)	168,350

	Containers & Packaging — 0.10%
16,200	AptarGroup, Inc.	679,590

	Diversified Consumer Services — 0.22%
21,200	1-800-FLOWERS.COM, Inc., Class – A	136,740
5,800	Calgon Carbon Corp. (a)	89,668
13,000	DeVry, Inc.	697,060
2,600	Strayer Education, Inc.	543,582

		1,467,050

	Diversified Financial Services — 0.25%
7,400	Calamos Asset Management, Inc., Class – A	126,022
7,700	FCStone Group, Inc. (a)	215,061
18,200	Financial Federal Corp.	399,672
22,800	GFI Group, Inc.	205,428
19,000	Interactive Brokers Group, Inc., Class – A (a)	610,470
11,800	Resource America, Inc., Class – A	109,976

		1,666,629

	Diversified Telecommunication Services — 0.03%
10,200	GeoEye, Inc. (a)	180,642

Shares	Security Description	Value

	Electric Utilities — 0.16%
28,500	EL Paso Electric Co. (a)	$564,300
21,200	Portland General Electric Co.	477,424

		1,041,724

	Electrical Equipment — 0.45%
13,200	Acuity Brands, Inc.	634,656
7,900	Belden, Inc.	267,652
10,400	CIRCOR International, Inc.	509,496
48,300	FuelCell Energy, Inc. (a)	342,930
35,500	GrafTech International Ltd. (a)	952,465
7,200	Woodward Governor Co.	256,752

		2,963,951

	Electronic Equipment & Instruments — 0.47%
7,700	Analogic Corp.	485,639
8,000	Anixter International, Inc. (a)	475,920
7,300	Benchmark Electronics, Inc. (a)	119,282
5,500	Checkpoint Systems, Inc. (a)	114,840
19,600	FLIR Systems, Inc. (a)	795,172
23,800	Methode Electronics, Inc.	248,710
16,500	ScanSource, Inc. (a)	441,540
8,300	SYNNEX Corp. (a)	208,247
17,800	TTM Technologies, Inc. (a)	235,138

		3,124,488

	Energy Equipment & Services — 0.31%
2,100	Energy Conversion Devices, Inc. (a)	154,644
11,800	Matrix Service Co. (a)	272,108
13,700	Oil States International, Inc. (a)	869,128
10,800	Trico Marine Services, Inc. (a)	393,336
7,800	Willbros Group, Inc. (a)	341,718

		2,030,934

	Food & Staples Retailing — 0.12%
17,100	Casey’s General Stores, Inc.	396,207
18,900	The Great Atlantic & Pacific Tea Co., Inc. (a)	431,298

		827,505

	Food Products — 0.21%
17,300	Flowers Foods, Inc.	490,282
11,600	Fresh Del Monte Produce, Inc. (a)	273,412
18,900	Imperial Sugar Co.	293,517
2,400	Ralcorp Holdings, Inc. (a)	118,656
5,500	Sanderson Farms, Inc.	189,860

		1,365,727

	Gas Utilities — 0.10%
5,550	New Jersey Resources Corp.	181,208
17,200	Piedmont Natural Gas Co., Inc.	449,952

		631,160

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Health Care Equipment & Supplies — 0.34%
13,000	BioMimetic Therapeutics, Inc. (a)	$154,960
21,600	CONMED Corp. (a)	573,480
12,200	Cynosure, Inc. Class – A (a)	241,804
19,500	Invacare Corp.	398,580
14,800	Merit Medical Systems, Inc. (a)	217,560
34,400	RTI Biologics, Inc. (a)	301,000
6,200	Somanetics Corp. (a)	131,440
8,600	SonoSite, Inc. (a)	240,886

		2,259,710

	Health Care Providers & Services — 0.30%
14,400	AMERIGROUP Corp. (a)	299,520
21,800	Apria Healthcare Group, Inc. (a)	422,702
23,000	Cross Country Healthcare, Inc. (a)	331,430
4,000	Magellan Health Services, Inc. (a)	148,120
12,700	Molina Healthcare, Inc. (a)	309,118
9,900	Owens & Minor, Inc.	452,331

		1,963,221

	Health Care Technology — 0.04%
6,400	Eclipsys Corp. (a)	117,504
11,600	Omnicell, Inc. (a)	152,888

		270,392

	Hotels, Restaurants & Leisure — 0.18%
9,100	CBRL Group, Inc.	223,041
2,500	Chipotle Mexican Grill, Inc., Class –B (a)	188,400
18,400	Jack in the Box, Inc. (a)	412,344
13,000	WMS Industries, Inc. (a)	387,010

		1,210,795

	Household Durables — 0.08%
26,300	American Greetings Corp., Class – A	324,542
22,800	Tempur-Pedic International, Inc.	178,068

		502,610

	Insurance — 0.40%
10,350	American Physicians Capital, Inc.	501,354
35,900	AmTrust Financial Services, Inc.	452,340
7,900	Aspen Insurance Holdings Ltd.	186,993
11,300	Delphi Financial Group, Inc., Class –A	261,482
11,000	Odyssey Re Holdings Corp.	390,500
9,300	Presidential Life Corp.	143,406
8,700	RLI Corp.	430,389
35,500	The Phoenix Cos., Inc.	270,155

		2,636,619

	Internet & Catalog Retail — 0.26%
17,900	Overstock.com, Inc. (a)	464,505
7,100	priceline.com, Inc. (a)	819,766
26,400	Systemax, Inc.	465,960

		1,750,231

Shares	Security Description	Value

	Internet Software & Services — 0.22%
6,900	athenahealth, Inc. (a)	$212,244
17,000	Interactive Intelligence, Inc. (a)	197,880
19,300	Interwoven, Inc. (a)	231,793
12,900	Perficient, Inc. (a)	124,614
3,700	Sohu.com, Inc. (a)	260,628
37,400	Vignette Corp. (a)	448,800

		1,475,959

	IT Services — 0.17%
47,300	MPS Group, Inc. (a)	502,799
26,700	Sykes Enterprises, Inc. (a)	503,562
9,700	Tyler Technologies, Inc. (a)	131,629

		1,137,990

	Leisure Equipment & Products — 0.19%
7,900	Bally Technologies, Inc. (a)	267,020
15,400	Marvel Entertainment, Inc. (a)	494,956
11,800	Polaris Industries, Inc.	476,484

		1,238,460

	Life Sciences Tools & Services — 0.36%
15,900	Albany Molecular Research, Inc. (a)	210,993
3,100	Bio-Rad Laboratories, Inc., Class – A (a)	250,759
38,400	Bruker BioSciences Corp. (a)	493,440
6,900	Dionex Corp. (a)	457,953
24,300	PAREXEL International Corp. (a)	639,333
7,100	Varian, Inc. (a)	362,526

		2,415,004

	Machinery — 0.58%
18,100	Actuant Corp., Class – A	567,435
3,400	Ampco-Pittsburgh Corp.	151,232
11,100	Astec Industries, Inc. (a)	356,754
2,000	Bucyrus International, Inc.	146,040
12,800	Chart Industries, Inc. (a)	622,592
11,600	Federal Signal Corp.	139,200
4,500	Hurco Cos., Inc. (a)	139,005
18,600	Kadant, Inc. (a)	420,360
10,900	L.B. Foster Co., Class – A (a)	361,880
19,200	Tecumseh Products Co., Class – A (a)	629,376
6,900	WABTEC Technologies Corp.	335,478

		3,869,352

	Marine — 0.03%
5,800	Knightsbridge Tankers Ltd.	186,818

	Media — 0.09%
25,700	Belo Corp., Class – A	187,867
7,700	Fisher Communications, Inc. (a)	265,188
16,100	Sinclair Broadcast Group, Inc.	122,360

		575,415

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Metals & Mining — 0.28%
10,500	Alpha Natural Resources, Inc. (a)	$1,095,045
25,100	Hecla Mining Co. (a)	232,426
27,000	Worthington Industries, Inc.	553,500

		1,880,971

	Multi-Utilities — 0.08%
14,800	CH Energy Group, Inc.	526,436

	Oil, Gas & Consumable Fuels — 0.83%
13,100	ATP Oil & Gas Corp. (a)	517,057
2,300	Atwood Oceanics, Inc. (a)	285,982
3,900	Berry Petroleum Co., Class – A	229,632
9,400	Carrizo Oil & Gas, Inc. (a)	640,046
6,186	Cimarex Energy Co.	430,979
6,600	Contango Oil & Gas Co. (a)	613,272
1,800	Encore Acquisition Co. (a)	135,342
4,900	Gulf Island Fabrication, Inc.	239,757
24,000	Mariner Energy, Inc. (a)	887,280
11,000	PetroQuest Energy, Inc. (a)	295,900
11,900	Stone Energy Corp. (a)	784,329
29,900	Warren Resources, Inc. (a)	438,932

		5,498,508

	Paper & Forest Products — 0.12%
25,300	Cenveo, Inc. (a)	247,181
32,800	Glatfelter	443,128
3,000	Potlatch Corp.	135,360

		825,669

	Personal Products — 0.03%
14,500	Elizabeth Arden, Inc. (a)	220,110

	Pharmaceuticals — 0.27%
5,600	Auxilium Pharmaceuticals, Inc. (a)	188,272
27,100	Cubist Pharmaceuticals, Inc. (a)	484,006
28,500	Isis Pharmaceuticals, Inc. (a)	388,455
11,900	Medicis Pharmaceutical Corp., Class – A	247,282
18,400	Pain Therapeutics, Inc. (a)	145,360
6,300	Perrigo Co.	200,151
8,000	Sciele Pharma, Inc. (a)	154,800

		1,808,326

	Real Estate Investment Trusts — 0.76%
47,400	Ashford Hospitality Trust, Inc.	218,988
41,700	Extra Space Storage, Inc.	640,512
26,600	Felcor Lodging Trust, Inc.	279,300
10,400	First Potomac Realty Trust	158,496
22,600	Glimcher Realty Trust	252,668
30,200	Inland Real Estate Corp.	435,484
25,600	Investors Real Estate Trust	244,224
18,700	Kite Realty Group Trust	233,750

Shares	Security Description	Value

	Real Estate Investment Trusts (continued)
24,700	Lexington Realty Trust	$336,661
4,100	National Health Investors, Inc.	116,891
26,800	National Retail Properties, Inc.	560,120
10,900	Nationwide Health Properties, Inc.	343,241
27,100	NorthStar Realty Finance Corp.	225,472
14,600	Pennsylvania Real Estate Investment Trust	337,844
2,300	Post Properties, Inc.	68,425
24,000	Strategic Hotels & Resorts, Inc.	224,880
22,400	Sunstone Hotel Investors, Inc.	371,840

		5,048,796

	Semiconductors & Semiconductor Equipment — 0.49%
15,800	American Superconductor Corp. (a)	566,430
50,300	Amkor Technologies, Inc. (a)	523,623
10,800	Cabot Microelectronics Corp. (a)	358,020
11,700	Cymer, Inc. (a)	314,496
30,700	Intevac, Inc. (a)	346,296
14,900	Micrel, Inc.	136,335
29,500	OmniVision Technologies, Inc. (a)	356,655
25,700	PMC-Sierra, Inc. (a)	196,605
23,500	Semtech Corp. (a)	330,645
7,500	Ultratech, Inc. (a)	116,400

		3,245,505

	Software — 0.51%
6,100	ANSYS, Inc. (a)	287,432
9,900	Concur Technologies, Inc. (a)	328,977
18,000	Jack Henry & Associates, Inc.	389,520
24,800	JDA Software Group, Inc. (a)	448,880
23,000	Manhattan Associates, Inc. (a)	545,790
20,000	Mentor Graphics Corp. (a)	316,000
14,700	SPSS, Inc. (a)	534,639
17,269	Sybase, Inc. (a)	508,054

		3,359,292

	Specialty Retail — 0.23%
6,750	Aeropostale, Inc. (a)	211,477
38,800	Dress Barn, Inc. (a)	519,144
18,100	hhgregg, Inc. (a)	181,000
12,500	Insight Enterprises, Inc. (a)	146,625
17,300	Jos. A. Bank Clothiers, Inc. (a)	462,775

		1,521,021

	Textiles, Apparel & Luxury Goods — 0.33%
4,700	Deckers Outdoor Corp. (a)	654,240
18,000	Fossil, Inc. (a)	523,260
17,200	Perry Ellis International, Inc. (a)	364,984
11,700	Quiksilver, Inc. (a)	114,894
20,000	Wolverine World Wide, Inc.	533,400

		2,190,778

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Thrifts & Mortgage Finance — 0.03%
7,900	First Financial Holdings, Inc.	$135,722
2,100	WSFS Financial Corp.	93,660

		229,382

	Tobacco — 0.04%
6,200	Universal Corp.	280,364

	Trading Companies & Distributors — 0.08%
20,900	Applied Industrial Technologies, Inc.	505,153

	Total Franklin Portfolio Associates LLC	92,037,677

	Frontier Capital Management Company, LLC — 24.59%
	Aerospace & Defense — 0.39%
31,300	BFGoodrich Corp.	1,485,498
46,073	Orbital Sciences Corp. (a)	1,085,480

		2,570,978

	Auto Components — 0.73%
41,300	ArvinMeritor, Inc.	515,424
26,900	Autoliv, Inc.	1,254,078
16,000	Gentex Corp.	231,040
42,900	Navistar International Corp. (a)	2,823,678

		4,824,220

	Biotechnology — 0.65%
97,400	Alkermes, Inc. (a)	1,203,864
71,000	CV Therapeutics (a)	584,330
57,600	Genomic Health, Inc. (a)	1,103,040
68,800	Nanosphere, Inc. (a)	540,768
56,300	Progenics Pharmaceuticals, Inc. (a)	893,481

		4,325,483

	Building Products — 0.06%
11,200	NCI Building Systems, Inc. (a)	411,376

	Capital Markets — 0.17%
26,800	Thomas Weisel Partners Group, Inc. (a)	146,596
28,000	Waddell & Reed Financial, Inc.	980,280

		1,126,876

	Chemicals — 0.69%
24,100	Albemarle Corp.	961,831
37,000	Cabot Corp.	899,470
93,700	Chemtura Corp.	547,208
20,000	FMC Corp.	1,548,800
37,800	Hercules, Inc.	639,954

		4,597,263

	Commercial Services & Supplies — 0.76%
24,700	Avery-Dennison Corp.	1,085,071
6,700	Avis Budget Group, Inc. (a)	56,079
23,400	Clean Harbors, Inc. (a)	1,662,804

Shares	Security Description	Value

	Commercial Services & Supplies (continued)
43,350	Republic Services, Inc., Class – A	$1,287,495
35,400	Ritchie Bros. Auctioneers, Inc.	960,402

		5,051,851

	Communications Equipment — 1.16%
44,100	ADTRAN, Inc.	1,051,344
38,100	Anaren, Inc. (a)	402,717
128,501	Arris Group, Inc. (a)	1,085,833
23,800	Ciena Corp. (a)	551,446
12,400	CommScope, Inc. (a)	654,348
74,800	Foundry Networks, Inc. (a)	884,136
99,600	Harmonic, Inc. (a)	947,196
43,400	Polycom, Inc. (a)	1,057,224
175,600	Sonus Networks, Inc. (a)	600,552
27,300	Switch and Data Facilities Co. (a)	463,827

		7,698,623

	Computers & Peripherals — 0.73%
25,843	Avid Technology, Inc. (a)	439,073
33,300	Diebold, Inc.	1,184,814
74,800	Hutchinson Technology, Inc. (a)	1,005,312
30,268	Seagate Technology Escrow (a)(b)	0
63,900	Western Digital Corp. (a)	2,206,467

		4,835,666

	Construction & Engineering — 1.26%
66,500	Chicago Bridge & Iron Co.	2,648,030
18,800	Fluor Corp.	3,498,304
27,200	Jacobs Engineering Group, Inc. (a)	2,195,040

		8,341,374

	Containers & Packaging — 0.68%
173,100	Crown Holdings, Inc. (a)	4,498,869

	Diversified Consumer Services — 0.18%
46,500	Sotheby’s	1,226,205

	Diversified Financial Services — 0.14%
19,400	Investment Technology Group, Inc. (a)	649,124
8,100	Portfolio Recovery Associates, Inc.	303,750

		952,874

	Diversified Telecommunication Services — 0.19%
207,739	Level 3 Communications, Inc. (a)	612,830
51,100	SAVVIS, Inc. (a)	659,701

		1,272,531

	Electrical Equipment — 0.60%
20,200	A.O. Smith Corp.	663,166
52,400	Belden, Inc.	1,775,312
16,500	Franklin Electric Co., Inc.	639,870
14,500	Hubbell, Inc., Class – B	578,115
8,900	Thomas & Betts Corp. (a)	336,865

		3,993,328

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Electronic Equipment & Instruments — 1.00%
36,700	Cognex Corp.	$845,935
46,440	DTS, Inc. (a)	1,454,501
114,000	Flextronics International Ltd. (a)	1,071,600
27,000	Itron, Inc. (a)	2,655,450
17,100	Rogers Corp. (a)	642,789

		6,670,275

	Energy Equipment & Services — 1.20%
9,700	Core Laboratories N.V. (a)	1,380,795
32,800	Dril-Quip, Inc. (a)	2,066,400
16,538	ENSCO International, Inc.	1,335,278
11,100	National-Oilwell Varco, Inc. (a)	984,792
34,200	Noble Corp.	2,221,632

		7,988,897

	Food Products — 0.10%
34,000	Smithfield Foods, Inc. (a)	675,920

	Health Care Equipment & Supplies — 1.54%
71,300	Cooper Cos., Inc.	2,648,795
40,500	Cyberonics (a)	878,850
158,291	DexCom, Inc. (a)	956,078
68,600	Helicos Biosciences Corp. (a)	322,420
81,600	Insulet Corp. (a)	1,283,568
17,100	Patterson Cos., Inc. (a)	502,569
119,800	RTI Biologics, Inc. (a)	1,048,250
35,500	STERIS Corp.	1,020,980
54,800	Wright Medical Group, Inc. (a)	1,556,868

		10,218,378

	Health Care Providers & Services — 1.55%
58,300	AMN Healthcare Services, Inc. (a)	986,436
30,000	Cross Country Healthcare, Inc. (a)	432,300
14,900	Express Scripts, Inc., Class – A (a)	934,528
32,700	HealthExtras, Inc. (a)	985,578
17,700	Magellan Health Services, Inc. (a)	655,431
144,200	Omnicare, Inc.	3,780,924
20,600	Pediatrix Medical Group, Inc. (a)	1,014,138
70,600	The Providence Service Corp. (a)	1,490,366

		10,279,701

	Hotels, Restaurants & Leisure — 0.12%
20,000	Cheesecake Factory, Inc. (a)	$318,200
10,700	Panera Bread Co., Class – A (a)	494,982

		813,182

	Industrial Conglomerates — 0.07%
16,900	Carlisle Cos., Inc.	490,100

	Insurance — 0.19%
33,700	Montpelier Re Holdings Ltd. – ADR	497,075
43,800	OneBeacon Insurance Group Ltd.	769,566

		1,266,641

Shares	Security Description	Value

	IT Services — 0.25%
22,800	Global Payments, Inc.	$1,062,480
16,900	Ness Technologies, Inc. (a)	171,028
27,600	Perot Systems Corp., Class – A (a)	414,276

		1,647,784

	Life Sciences Tools & Services — 1.58%
29,732	Charles River Laboratories International, Inc. (a)	1,900,469
28,700	ICON PLC – ADR (a)	2,167,424
37,700	Illumina, Inc. (a)	3,284,047
9,900	Millipore Corp. (a)	671,814
25,800	PAREXEL International Corp. (a)	678,798
41,300	Pharmaceutical Product Development, Inc.	1,771,770

		10,474,322

	Machinery — 0.90%
64,200	Albany International Corp., Class – A	1,861,800
24,000	Kadant, Inc. (a)	542,400
35,500	Kaydon Corp.	1,825,055
8,500	Oshkosh Corp.	175,865
29,200	Pall Corp.	1,158,656
11,300	Pentair, Inc.	395,726

		5,959,502

	Marine — 0.25%
35,100	Kirby Corp. (a)	1,684,800

	Media — 0.30%
51,700	Cinemark Holdings, Inc.	675,202
38,200	RHI Entertainment, Inc. (a)	496,218
132,600	TiVo, Inc. (a)	818,142

		1,989,562

	Metals & Mining — 0.99%
23,600	Brush Engineered Materials, Inc. (a)	576,312
21,100	Freeport-McMoRan Copper & Gold, Inc., Class – B	2,472,709
84,700	Hecla Mining Co. (a)	784,322
21,100	Massey Energy Co.	1,978,125
20,400	RTI International Metals, Inc. (a)	726,648

		6,538,116

	Multiline Retail — 0.12%
24,500	Dollar Tree, Inc. (a)	800,905

	Oil, Gas & Consumable Fuels — 0.84%
35,400	Flotek Industries, Inc. (a)	729,948
32,900	Frontier Oil Corp.	786,639
142,200	Talisman Energy, Inc.	3,146,886
40,300	World Fuel Services Corp.	884,182

		5,547,655

	Paper & Forest Products — 0.10%
39,500	Neenah Paper, Inc.	660,045

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Pharmaceuticals — 0.10%
16,700	Medicis Pharmaceutical Corp., Class – A	$347,026
21,500	Pharmanet Development Group, Inc. (a)	339,055

		686,081

	Real Estate Investment Trusts (REITs) — 0.17%
99,800	CapitalSource, Inc.	1,105,784

	Road & Rail — 0.56%
34,200	Kansas City Southern (a)	1,504,458
39,500	Landstar System, Inc.	2,181,190

		3,685,648

	Semiconductors & Semiconductor Equipment — 2.97%
69,100	Actel Corp. (a)	1,164,335
57,400	Altera Corp.	1,188,180
47,400	ATMI, Inc. (a)	1,323,408
21,100	Cabot Microelectronics Corp. (a)	699,465
58,700	Cree, Inc. (a)	1,338,947
60,100	Cymer, Inc. (a)	1,615,488
15,500	Cypress Semiconductor Corp. (a)	383,625
101,100	Entropic Communications, Inc. (a)	480,225
49,000	Fairchild Semiconductor International, Inc. (a)	574,770
90,580	Integrated Device Technology, Inc. (a)	900,365
21,900	International Rectifier Corp. (a)	420,480
67,900	Maxim Integrated Products, Inc.	1,436,085
18,500	MEMC Electronic Materials, Inc. (a)	1,138,490
57,300	Microsemi Corp. (a)	1,442,814
284,400	Mindspeed Technologies (a)	244,669
56,600	National Semiconductor Corp.	1,162,564
155,200	PMC-Sierra, Inc. (a)	1,187,280
22,200	Silicon Laboratories, Inc. (a)	801,198
188,300	Skyworks Solutions, Inc. (a)	1,858,521
28,900	Teradyne, Inc. (a)	319,923

		19,680,832

	Software — 0.78%
102,700	Amdocs Ltd. (a)	3,021,434
28,900	CommVault Systems, Inc. (a)	480,896
60,100	Macrovision Solutions Corp. (a)	899,096
31,900	Manhattan Associates, Inc. (a)	756,987

		5,158,413

	Textiles, Apparel & Luxury Goods — 0.10%
79,275	Chico’s FAS, Inc. (a)	425,707
23,800	Quiksilver, Inc. (a)	233,716

		659,423

Shares	Security Description	Value

	Trading Companies & Distributors — 0.26%
17,400	Nu Skin Enterprises, Inc., Class – A	$259,608
34,900	Watsco, Inc.	1,458,820

		1,718,428

	Wireless Telecommunication Services — 0.16%
21,800	Nii Holdings, Class – B (a)	1,035,282

	Total Frontier Capital Management Company, LLC	163,163,193

	Geewax, Terker & Co. — 17.80%
	Aerospace & Defense — 0.28%
22,900	Esterline Technologies Corp. (a)	1,128,054
15,200	Triumph Group, Inc.	715,920

		1,843,974

	Auto Components — 0.25%
90,100	ArvinMeritor, Inc.	1,124,448
29,000	Exide Technologies (a)	486,040
4,700	Standard Motor Products, Inc.	38,352

		1,648,840

	Biotechnology — 0.32%
102,000	American Oriental Bioengineering, Inc. (a)	1,006,740
27,700	OSI Pharmaceuticals, Inc. (a)	1,144,564

		2,151,304

	Building Products — 0.11%
4,900	Ameron International Corp.	587,902
8,000	Apogee Enterprises, Inc.	129,280

		717,182

	Capital Markets — 0.19%
50,600	Knight Capital Group, Inc., Class – A (a)	909,788
3,000	MVC Capital, Inc.	41,070
18,000	SWS Group, Inc.	298,980

		1,249,838

	Chemicals — 0.62%
11,200	Arch Chemicals, Inc.	371,280
8,700	Compass Minerals International, Inc.	700,872
15,300	Ferro Corp.	287,028
40,300	Hercules, Inc.	682,279
10,000	Koppers Holdings, Inc.	418,700
10,000	Minerals Technologies, Inc.	635,900
39,400	Olin Corp.	1,031,492

		4,127,551

	Commercial Banks — 0.32%
2,000	Center Financial Corp.	16,940
4,500	Greene Bancshares, Inc.	63,090
2,000	MainSource Financial Group, Inc.	31,000
79,400	Oriental Financial Group, Inc.	1,132,244
5,400	Park National Corp.	291,060

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Commercial Banks (continued)
4,200	S&T Bancorp, Inc.	$122,052
4,000	UMB Financial Corp.	205,080
9,300	Wilmington Trust Corp.	245,892

		2,107,358

	Commercial Services & Supplies — 0.70%
27,000	CBIZ, Inc. (a)	214,650
28,000	Consolidated Graphics, Inc. (a)	1,379,560
25,500	inVentiv Health, Inc. (a)	708,645
59,000	Jackson Hewitt Tax Service, Inc.	720,980
6,700	Kenexa Corp. (a)	126,228
2,000	Landauer, Inc.	112,480
23,900	Macquarie Infrastructure Co. LLC	604,431
7,800	Providence Service Corp. (a)	164,658
10,500	RSC Holdings, Inc. (a)	97,230
13,100	School Specialty, Inc. (a)	389,463
5,800	Viad Corp.	149,582

		4,667,907

	Communications Equipment — 0.14%
13,076	Acme Packet, Inc. (a)	101,470
30,000	Avanex Corp. (a)	33,900
3,700	Harris Stratex Networks, Inc., Class – A (a)	35,113
13,700	MasTec, Inc. (a)	146,042
44,300	Starent Networks Corp. (a)	557,294
6,500	Symmetricom, Inc. (a)	24,960

		898,779

	Computers & Peripherals — 0.13%
30,000	Avocent Corp. (a)	558,000
11,900	Radiant Systems, Inc. (a)	127,687
43,300	SMART Modular Technologies (WWH), Inc. (a)	165,839

		851,526

	Construction & Engineering — 0.05%
10,000	Perini Corp. (a)	330,500

	Consumer Finance — 0.01%
9,000	Advance America Cash Advance Centers, Inc.	45,720

	Containers & Packaging — 0.13%
16,700	TAL International Group, Inc.	379,758
24,500	Textainer Group Holdings Ltd.	478,485

		858,243

	Diversified Consumer Services — 0.04%
1,600	FGX International Holdings Ltd. (a)	12,864
9,500	FTD Group, Inc.	126,635
12,800	Town Sports International Holdings, Inc. (a)	119,552

		259,051

Shares	Security Description	Value

	Diversified Financial Services — 1.21%
78,251	Apollo Investment Corp.	$1,121,337
17,000	Cash America International, Inc.	527,000
8,000	Encore Capital Group, Inc. (a)	70,640
8,000	Federal Agricultural Mortgage Corp., Class – C	198,240
62,700	Interactive Brokers Group, Inc., Class – A (a)	2,014,551
49,830	Leucadia National Corp.	2,339,020
89,396	Prospect Capital Corp.	1,178,239
2,640	QC Holdings, Inc.	20,566
5,030	TICC Capital Corp.	27,464
16,200	World Acceptance Corp. (a)	545,454

		8,042,511

	Diversified Telecommunication Services — 0.13%
5,500	Embarq Corp.	259,985
39,000	Syniverse Holdings, Inc. (a)	631,800

		891,785

	Electric Utilities — 0.57%
9,700	Avista Corp.	208,162
5,200	Central Vermont Public Service Corp.	100,724
54,300	Cleco Corp.	1,266,819
16,700	NorthWestern Corp.	424,514
2,500	NRG Energy, Inc. (a)	107,250
9,200	The Empire District Electric Co.	170,568
17,800	UIL Holdings Corp.	523,498
45,000	Westar Energy, Inc.	967,950

		3,769,485

	Electrical Equipment — 0.83%
37,900	Acuity Brands, Inc.	1,822,232
27,400	EMCOR Group, Inc. (a)	781,722
10,000	Energy Conversion Devices, Inc. (a)	736,400
66,500	GrafTech International Ltd. (a)	1,784,195
8,000	Superior Essex, Inc. (a)	357,040

		5,481,589

	Electronic Equipment & Instruments — 0.63%
32,800	Cogo Group, Inc. (a)	298,808
26,100	Eagle Test Systems, Inc. (a)	292,320
5,000	Houston Wire & Cable Co.	99,500
17,000	Nam Tai Electronics, Inc.	222,360
36,500	Plexus Corp. (a)	1,010,320
62,500	SYNNEX Corp. (a)	1,568,125
51,700	TTM Technologies, Inc. (a)	682,957

		4,174,390

	Energy Equipment & Services — 0.82%
51,700	Allis-Chalmers Energy, Inc. (a)	920,260
136,440	Enbridge Energy Management LLC (a)(b)	0
12,000	Energy Transfer Partners LP	521,640

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Energy Equipment & Services (continued)
15,000	Kinder Morgan Energy Partners LP	$835,950
43,100	Parker Drilling Co. (a)	431,431
27,800	T-3 Energy Services, Inc. (a)	2,209,266
15,300	Trico Marine Services, Inc. (a)	557,226

		5,475,773

	Food & Staples Retailing — 0.12%
29,700	Chiquita Brands International, Inc. (a)	450,549
9,000	Longs Drug Stores Corp.	378,990

		829,539

	Gas Utilities — 0.12%
7,300	The Laclede Group, Inc.	294,701
17,600	UGI Corp.	505,296

		799,997

	Health Care Equipment & Supplies — 0.23%
15,000	ArthroCare Corp. (a)	612,150
35,117	Cynosure, Inc. (a)	696,019
28,000	RTI Biologics, Inc. (a)	245,000

		1,553,169

	Health Care Providers & Services — 0.52%
60,800	HealthSpring, Inc. (a)	1,026,304
10,000	Kindred Healthcare, Inc. (a)	287,600
30,000	Psychiatric Solutions, Inc. (a)	1,135,200
3,790	Res-Care, Inc. (a)	67,386
14,500	Skilled Healthcare Group, Inc., Class – A (a)	194,590
52,500	Sun Healthcare Group, Inc. (a)	702,975
3,700	The Ensign Group, Inc.	42,550
1,600	Virtual Radiologic Corp. (a)	21,200

		3,477,805

	Hotels, Restaurants & Leisure — 0.01%
3,700	The Marcus Corp.	55,315

	Industrial Conglomerates — 0.12%
21,100	ENPRO Industries, Inc. (a)	787,874

	Insurance — 1.14%
115,700	American Equity Investment Life Holding Co.	942,955
36,400	Amerisafe, Inc. (a)	580,216
69,900	AmTrust Financial Services, Inc.	880,740
84,100	Aspen Insurance Holdings Ltd.	1,990,647
39,000	CastlePoint Holdings Ltd.	354,510
9,300	CNA Surety Corp. (a)	117,552
7,861	Crawford & Co., Class – B (a)	62,809
1,900	Darwin Professional Underwriters, Inc. (a)	58,520
9,000	Employers Holdings, Inc.	186,300

Shares	Security Description	Value

	Insurance (continued)
22,600	First Mercury Financial Corp. (a)	$398,664
8,100	Flagstone Reinsurance Holdings Ltd.	95,499
9,400	Greenlight Capital Re Ltd., Class – A (a)	214,884
500	Hallmark Financial Services, Inc. (a)	4,835
1,000	Independence Holding Co.	9,770
22,625	Meadowbrook Insurance Group, Inc.	119,912
7,600	Safety Insurance Group, Inc.	270,940
33,800	Seabright Insurance Holdings (a)	489,424
36,040	Tower Group, Inc.	763,688

		7,541,865

	Internet & Catalog Retail — 0.01%
6,000	Stamps.com, Inc. (a)	74,880

	Internet Software & Services — 0.12%
51,000	EarthLink, Inc. (a)	441,150
18,600	Global Sources Ltd. (a)	282,348
8,800	Interwoven, Inc. (a)	105,688

		829,186

	IT Services — 0.24%
93,200	Ness Technologies, Inc. (a)	943,184
6,000	SI International, Inc. (a)	125,640
26,200	Sykes Enterprises, Inc. (a)	494,132

		1,562,956

	Machinery — 0.68%
12,800	Actuant Corp., Class – A	401,280
10,000	Astec Industries, Inc. (a)	321,400
16,200	Bucyrus International, Inc., Class – A	1,182,924
32,100	Chart Industries, Inc. (a)	1,561,344
6,800	Columbus Mckinnon Corp. (a)	163,744
13,930	Kadant, Inc. (a)	314,818
8,000	Nordson Corp.	583,120

		4,528,630

	Marine — 1.31%
40,000	Eagle Bulk Shipping, Inc.	1,182,800
55,200	Genco Shipping & Trading Ltd.	3,599,040
4,500	Navios Maritime Partners LP	65,475
29,100	Nordic American Tankers Shipping Ltd.	1,129,662
8,800	Overseas Shipholding Group, Inc.	699,776
22,700	Ship Finance International Ltd.	670,331
20,300	TBS International Ltd., Class – A (a)	810,985
5,000	Teekay LNG Partners LP	131,650
16,500	Teekay Tankers Ltd., Class A	382,965

		8,672,684

	Media — 0.13%
66,900	Valassis Communications, Inc. (a)	837,588

	Metals & Mining — 0.99%
1,700	Alliance Holdings GP LP	50,677
7,800	Alliance Resource Partners LP	434,304

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Metals & Mining (continued)
9,700	AMCOL International Corp.	$276,062
25,000	International Coal Group, Inc. (a)	326,250
21,500	Mueller Industries, Inc.	692,300
5,500	Natural Resource Partners LP	226,600
11,900	Penn Virginia Resource Partners LP	322,252
32,468	USEC, Inc. (a)	197,405
37,500	Walter Industries, Inc.	4,078,875

		6,604,725

	Oil, Gas & Consumable Fuels — 2.00%
15,000	Atlas Energy Resources LLC	572,250
19,000	ATP Oil & Gas Corp. (a)	749,930
63,000	Bois d’Arc Energy, Inc. (a)	1,531,530
16,500	Chesapeake Energy Corp.	1,088,340
24,200	Comstock Resources, Inc. (a)	2,043,206
2,400	Legacy Reserves LP	59,544
20,000	Linn Energy LLC	497,000
88,800	Mariner Energy, Inc. (a)	3,282,936
1,400	MV Oil Trust	40,250
45,800	Swift Energy Co. (a)	3,025,548
24,700	Warren Resources, Inc. (a)	362,596

		13,253,130

	Paper & Forest Products — 0.20%
43,500	Rock-Tenn Co., Class – A	1,304,565

	Personal Products — 0.34%
33,400	Chattem, Inc. (a)	2,172,670
5,100	Inter Parfums, Inc.	76,500

		2,249,170

	Pharmaceuticals — 0.27%
25,100	Emergent Biosolutions, Inc. (a)	249,243
59,440	Sciele Pharma, Inc.	1,150,164
19,000	The Medicines Co. (a)	376,580

		1,775,987

	Real Estate Investment Trusts — 0.50%
8,900	CapLease, Inc.	66,661
9,000	Education Realty Trust, Inc.	104,850
24,400	Entertainment Properties Trust	1,206,336
10,000	Extra Space Storage, Inc.	153,600
25,000	First Industrial Realty Trust, Inc.	686,750
21,300	First Potomac Realty Trust	324,612
10,700	Jer Investors Trust, Inc.	67,410
17,000	Lexington Realty Trust	231,710
29,000	OMEGA Healthcare Investors, Inc.	482,850

		3,324,779

	Semiconductors & Semiconductor Equipment — 0.40%
96,000	ANADIGICS, Inc. (a)	945,600
9,000	Applied Micro Circuits Corp. (a)	77,040

Shares	Security Description	Value

	Semiconductors & Semiconductor Equipment (continued)
8,119	PLX Technology, Inc. (a)	$61,948
60,000	RF Micro Devices, Inc. (a)	174,000
145,100	Skyworks Solutions, Inc. (a)	1,432,137

		2,690,725

	Software — 0.46%
7,600	Double-Take Software, Inc. (a)	104,424
34,195	JDA Software Group, Inc. (a)	618,930
146,000	Mentor Graphics Corp. (a)	2,306,800

		3,030,154

	Specialty Retail — 0.18%
1,600	AmeriGas Partners LP	50,960
13,600	Conn’s, Inc. (a)	218,552
72,700	hhgregg, Inc. (a)	727,000
4,100	Suburban Propane Partners LP	156,743
7,638	Triarc Cos, Inc., Class – B	48,349

		1,201,604

	Textiles, Apparel & Luxury Goods — 0.22%
48,000	Collective Brands, Inc. (a)	558,240
19,000	Perry Ellis International, Inc. (a)	403,180
20,000	Volcom, Inc. (a)	478,600

		1,440,020

	Thrifts & Mortgage Finance — 0.01%
5,600	First Niagara Financial Group, Inc.	72,016
2,400	First Place Financial Corp.	22,560

		94,576

	Water Utilities — 0.0%
1,400	Connecticut Water Service, Inc.	31,360

	Total Geewax, Terker & Co.	118,145,589

	IronBridge Capital Management, Inc. — 24.08%
	Aerospace & Defense — 0.94%
25,509	Esterline Technologies Corp. (a)	1,256,574
61,605	Moog, Inc., Class – A (a)	2,294,170
51,070	Orbital Sciences Corp. (a)	1,203,209
32,149	Triumph Group, Inc.	1,514,218

		6,268,171

	Auto Components — 0.42%
142,170	Gentex Corp.	2,052,935
44,564	Superior Industries International, Inc.	752,240

		2,805,175

	Biotechnology — 0.27%
48,409	Cepheid, Inc. (a)	1,361,261
11,909	Onyx Pharmaceuticals, Inc. (a)	423,960

		1,785,221

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	IronBridge Capital Management, Inc. (continued)
	Building Products — 0.48%
129,573	Apogee Enterprises, Inc.	$2,093,900
37,528	Universal Forest Products, Inc.	1,124,339

		3,218,239

	Capital Markets — 0.30%
120,029	Jefferies Group, Inc.	2,018,888

	Chemicals — 1.11%
36,899	Arch Chemicals, Inc.	1,223,202
28,169	FCM Corp.	2,181,407
35,461	Lubrizol Corp.	1,642,908
46,281	Methanex Corp.	1,296,794
16,474	Minerals Technologies, Inc.	1,047,582

		7,391,893

	Commercial Banks — 1.12%
45,157	Cathay General Bancorp, Inc.	490,857
24,502	Cullen/Frost Bankers, Inc.	1,221,425
85,848	First Midwest Bancorp, Inc.	1,601,065
171,962	Sterling Bancshares, Inc.	1,563,135
42,156	United Bankshares, Inc.	967,480
30,067	Westamerica Bancorp	1,581,223

		7,425,185

	Commercial Services & Supplies — 0.09%
30,278	TeleTech Holdings, Inc. (a)	604,349

	Communications Equipment — 0.55%
39,511	Polycom, Inc. (a)	962,488
105,281	Tekelec (a)	1,548,683
56,505	ViaSat, Inc. (a)	1,141,966

		3,653,137

	Computers & Peripherals — 0.19%
33,154	Synaptics, Inc. (a)	1,250,900

	Containers & Packaging — 0.29%
45,189	AptarGroup, Inc.	1,895,679

	Diversified Consumer Services — 0.15%
4,723	Strayer Education, Inc.	987,438

	Electrical Equipment — 1.55%
55,835	American Superconductor Corp. (a)	2,001,685
30,187	Belden, Inc.	1,022,736
50,358	GrafTech International Ltd. (a)	1,351,105
50,421	IDEX Corp.	1,857,510
46,903	Thomas & Betts Corp. (a)	1,775,278
64,579	Woodward Governor Co.	2,302,887

		10,311,201

	Electronic Equipment & Instruments — 1.46%
60,035	Flir Systems, Inc. (a)	2,435,620
10,699	Itron, Inc. (a)	1,052,247
61,450	National Instruments Corp.	1,743,336

Shares	Security Description	Value

	Electronic Equipment & Instruments (continued)
40,224	Rofin-Sinar Technologies, Inc. (a)	$1,214,765
28,481	ScanSource, Inc. (a)	762,151
69,627	Trimble Navigation Ltd. (a)	2,485,684

		9,693,803

	Energy Equipment & Services — 1.43%
14,170	Lufkin Industries, Inc.	1,180,077
25,856	Oceaneering International, Inc. (a)	1,992,205
43,752	Oil States International, Inc. (a)	2,775,627
33,638	Unit Corp. (a)	2,790,945
7,670	W-H Energy Services, Inc. (a)	734,326

		9,473,180

	Food Products — 0.16%
21,755	Corn Products International, Inc.	1,068,388

	Gas Utilities — 0.60%
58,996	AGL Resources, Inc.	2,040,082
70,847	Southern Union Co.	1,914,286

		3,954,368

	Health Care Equipment & Supplies — 1.33%
91,348	ABIOMED, Inc. (a)	1,621,427
20,069	Analogic Corp.	1,265,752
21,723	Arthrocare Corp. (a)	886,516
51,952	Hansen Medical, Inc. (a)	868,637
50,879	IDEXX Laboratories, Inc. (a)	2,479,842
29,976	SonoSite, Inc. (a)	839,628
25,207	ZOLL Medical Corp. (a)	848,720

		8,810,522

	Health Care Providers & Services — 0.31%
44,749	Owens & Minor, Inc.	2,044,582

	Health Care Technology — 0.80%
73,784	Cerner Corp. (a)	3,333,561
111,403	Phase Forward, Inc. (a)	2,001,912

		5,335,473

	Hotels, Restaurants & Leisure — 0.22%
48,994	WMS Industries, Inc. (a)	1,458,551

	Household Durables — 0.76%
41,201	Snap-on, Inc.	2,142,864
62,227	The Tupperware Brands Corp.	2,129,408
38,112	Universal Electronics, Inc. (a)	796,541

		5,068,813

	Industrial Conglomerates — 0.29%
27,972	Raven Industries, Inc.	916,922
10,000	Valmont Industries, Inc.	1,042,900

		1,959,822

	Insurance — 1.21%
5,312	Alleghany Corp. (a)	1,764,002
95,370	American Financial Group, Inc.	2,551,147

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	IronBridge Capital Management, Inc. (continued)
	Insurance (continued)
35,278	Argo Group International Holdings Ltd –ADR (a)	$1,183,930
57,178	FBL Financial Group, Inc., Class – A	1,136,699
42,326	Selective Insurance Group, Inc.	794,036
29,978	Stewart Information Services Corp.	579,774

		8,009,588

	Internet Software & Services — 0.07%
44,945	Perficient, Inc. (a)	434,169

	Leisure Equipment & Products — 0.54%
212,726	Callaway Golf Co.	2,516,548
128,406	Leapfrog Enterprises, Inc. (a)	1,068,338

		3,584,886

	Life Sciences Tools & Services — 0.85%
130,003	Exelixis, Inc. (a)	650,015
16,555	Illumina, Inc. (a)	1,442,106
18,087	Techne Corp. (a)	1,399,753
41,957	Varian, Inc. (a)	2,142,324

		5,634,198

	Machinery — 1.06%
54,144	Astec Industries, Inc. (a)	1,740,188
37,929	Kaydon Corp.	1,949,930
42,207	Lincoln Electric Holding, Inc.	3,321,691

		7,011,809

	Marine — 0.38%
54,925	Alexander & Baldwin, Inc.	2,501,834

	Metals & Mining — 0.39%
67,142	International Coal Group, Inc. (a)	876,203
47,452	RTI International Metals, Inc. (a)	1,690,240

		2,566,443

	Multi-Utilities — 0.85%
167,235	Avista Corp.	3,588,863
63,901	Black Hills Corp.	2,048,666

		5,637,529

	Oil, Gas & Consumable Fuels — 0.40%
39,398	Cabot Oil & Gas Corp., Class – A	2,668,426

	Pharmaceuticals — 0.13%
61,650	Isis Pharmaceuticals, Inc. (a)	840,289

	Real Estate Investment Trusts — 0.96%
74,717	Corporate Office Properties	2,565,035
44,785	First Industrial Realty Trust, Inc.	1,230,244
50,525	Mid-America Apartment Communities, Inc.	2,578,796

		6,374,075

	Real Estate Management & Development — 0.15%
29,395	The St. Joe Co.	1,008,836

Shares	Security Description	Value

	Semiconductors & Semiconductor Equipment — 0.87%
54,416	Cohu, Inc.	$798,827
62,993	Cypress Semiconductor Corp. (a)	1,559,077
59,343	Semtech Corp. (a)	834,956
13,980	Standard Microsystems Corp. (a)	379,557
29,960	Varian Semiconductor Equipment Associates, Inc. (a)	1,043,207
71,764	Veeco Instruments, Inc. (a)	1,153,965

		5,769,589

	Software — 0.52%
50,199	Jack Henry & Associates, Inc.	1,086,306
60,635	Manhattan Associates, Inc. (a)	1,438,869
55,061	Parametric Technology Corp. (a)	917,867

		3,443,042

	Specialty Retail — 0.24%
29,865	Stage Stores, Inc.	348,525
43,830	Tractor Supply Co. (a)	1,272,823

		1,621,348

	Textiles, Apparel & Luxury Goods — 0.43%
42,056	Oxford Industries, Inc.	805,372
77,428	Wolverine World Wide, Inc.	2,065,005

		2,870,377

	Thrifts & Mortgage Finance — 0.21%
76,698	Washington Federal, Inc.	1,388,234

	Total IronBridge Capital Management, Inc.	159,847,650

	Sterling Johnston Capital Management, Inc. — 16.29%
	Aerospace & Defense — 0.85%
47,800	Aerovironment, Inc. (a)	1,299,204
39,850	Curtiss-Wright Corp.	1,782,889
34,314	HEICO Corp.	1,116,578
30,550	Triumph Group, Inc.	1,438,905

		5,637,576

	Auto Components — 0.33%
57,050	Exide Technologies (a)	956,158
35,350	Titan International, Inc.	1,259,167

		2,215,325

	Biotechnology — 0.23%
46,500	Genomic Health, Inc. (a)	890,475
67,300	Sangamo BioSciences, Inc. (a)	669,635

		1,560,110

	Capital Markets — 0.21%
61,800	optionsXpress Holdings, Inc.	1,380,612

	Commercial Services & Supplies — 1.44%
36,250	American Public Education, Inc. (a)	1,415,200
19,500	Atlas Air Worldwide Holdings, Inc. (a)	964,470

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Commercial Services & Supplies (continued)
48,500	Huron Consulting Group, Inc. (a)	$2,198,990
72,700	Interface, Inc., Class – A	910,931
26,350	inVentiv Health, Inc. (a)	732,266
63,350	SkillSoft PLC – ADR (a)	572,684
60,000	SuccessFactors, Inc. (a)	657,000
105,800	TeleTech Holdings, Inc. (a)	2,111,768

		9,563,309

	Communications Equipment — 0.17%
23,400	Comtech Telecommunications Corp. (a)	1,146,600

	Computers & Peripherals — 0.06%
10,950	Synaptics, Inc. (a)	413,144

	Diversified Financial Services — 0.07%
30,000	Dollar Financial Corp. (a)	453,300

	Diversified Telecommunication Services — 0.22%
82,900	GeoEye, Inc. (a)	1,468,159

	Electrical Equipment — 0.73%
28,350	Belden, Inc.	960,498
67,450	EnerSys (a)	2,308,813
27,350	Haynes International, Inc. (a)	1,573,993

		4,843,304

	Electronic Equipment & Instruments — 0.15%
28,100	Daktronics, Inc.	566,777
12,800	DTS, Inc. (a)	400,896

		967,673

	Energy Equipment & Services — 1.04%
51,550	Hornbeck Offshore Services, Inc. (a)	2,913,090
64,900	Tesco Corp. (a)	2,073,555
44,000	Willbros Group, Inc. (a)	1,927,640

		6,914,285

	Food Products — 0.06%
27,100	Chiquita Brands International, Inc. (a)	411,107

	Health Care Equipment & Supplies — 1.04%
28,400	Haemonetics Corp. (a)	1,575,064
13,250	Integra LifeSciences Holdings (a)	589,360
46,700	Meridian Bioscience, Inc.	1,257,164
26,950	Surmodics, Inc. (a)	1,208,438
95,050	Volcano Corp. (a)	1,159,610
21,050	Wright Medical Group, Inc. (a)	598,030
16,300	ZOLL Medical Corp. (a)	548,821

		6,936,487

	Health Care Providers & Services — 1.10%
116,950	Alliance Imaging, Inc. (a)	1,013,957
20,700	HealthExtras, Inc. (a)	623,898
41,750	Psychiatric Solutions, Inc. (a)	1,579,820

Shares	Security Description	Value

	Health Care Providers & Services (continued)
67,200	Skilled Healthcare Group, Inc., Class – A (a)	$901,824
110,050	Sun Healthcare Group, Inc. (a)	1,473,569
17,600	United Therapeutics Corp. (a)	1,720,400

		7,313,468

	Hotels, Restaurants & Leisure — 0.22%
22,950	Churchill Downs, Inc.	800,267
23,400	Red Robin Gourmet Burgers, Inc. (a)	649,116

		1,449,383

	Insurance — 0.04%
129,700	The PMI Group, Inc.	252,915

	Internet Software & Services — 0.85%
73,900	CyberSource Corp. (a)	1,236,347
31,600	GigaMedia Ltd. (a)	376,988
44,000	Global Sources Ltd. (a)	667,920
59,350	Informatica Corp. (a)	892,624
108,550	Interwoven, Inc. (a)	1,303,685
68,550	Websense, Inc. (a)	1,154,382

		5,631,946

	IT Services — 0.31%
67,700	Forrester Research, Inc. (a)	2,090,576

	Life Sciences Tools & Services — 0.22%
54,300	PAREXEL International Corp. (a)	1,428,633

	Machinery — 0.92%
63,650	Barnes Group, Inc.	1,469,678
40,000	Chart Industries, Inc. (a)	1,945,600
37,500	Kaydon Corp.	1,927,875
18,100	Middleby Corp. (a)	794,771

		6,137,924

	Marine — 1.00%
91,600	Danaos Corp.	2,015,200
181,600	Double Hull Tankers, Inc.	1,821,448
162,450	Navios Maritime Holdings, Inc.	1,574,140
30,400	TBS International Ltd., Class – A (a)	1,214,480

		6,625,268

	Metals & Mining — 0.26%
60,700	A.M. Castle & Co.	1,736,627

	Oil, Gas & Consumable Fuels — 1.84%
63,300	Energy XXI Bermuda Ltd. (a)	438,036
151,400	Key Energy Services, Inc. (a)	2,940,188
177,992	Newpark Resources, Inc. (a)	1,399,017
195,400	RAM Energy Resources, Inc. (a)	1,231,020
105,200	Rosetta Resource, Inc. (a)	2,998,200
63,050	TETRA Technologies, Inc. (a)	1,494,916
46,200	Trico Marine Services, Inc. (a)	1,682,604

		12,183,981

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Pharmaceuticals — 0.08%
15,050	Auxilium Pharmaceuticals, Inc. (a)	$505,981

	Real Estate Investment Trusts — 0.52%
322,800	MFA Mortgage Investment, Inc.	2,104,656
58,750	Redwood Trust, Inc.	1,338,913

		3,443,569

	Semiconductors & Semiconductor Equipment — 0.71%
106,150	Advanced Analogic Technologies, Inc. (a)	438,400
45,450	Diodes, Inc. (a)	1,256,238
57,850	Microsemi Corp. (a)	1,456,663
44,650	Monolithic Power Systems, Inc. (a)	965,333
29,650	Rubicon Technology, Inc. (a)	602,488

		4,719,122

	Software — 1.09%
31,900	Advent Software, Inc. (a)	1,150,952
33,850	Blackboard, Inc. (a)	1,294,085
43,650	CommVault Systems, Inc. (a)	726,336
21,900	Concur Technologies, Inc. (a)	727,737
125,000	Lawson Software, Inc. (a)	908,750
25,550	Perfect World Co. Ltd. – Sponsored ADR (a)	638,495
46,400	Progress Software Corp. (a)	1,186,448
16,700	SPSS, Inc. (a)	607,379

		7,240,182

	Specialty Retail — 0.13%
40,400	Hibbett Sports, Inc. (a)	852,440

	Textiles, Apparel & Luxury Goods — 0.08%
21,400	Volcom, Inc. (a)	512,102

	Trading Companies & Distributors — 0.10%
44,700	Nu Skin Enterprises, Inc., Class – A	666,924

	Wireless Telecommunication Services — 0.22%
97,500	ADC Telecommunications, Inc. (a)	1,440,075

	Total Sterling Johnston Capital Management, Inc.	108,142,107

	Total Common Stocks	641,336,216

	Mutual Funds — 0.54%
	Geewax, Terker & Co. — 0.29%
2,600	iShares Russell 1000 Index Fund	183,326
25,600	iShares Russell 2000 Value Index Fund	1,638,400
2,900	Kayne Anderson Energy Development Fund	66,555

	Total Geewax, Terker & Co.	1,888,281

Shares or Principal Amount	Security Description	Value

	IronBridge Capital Management, Inc. — 0.25%
24,260	iShares Russell 2000 Index Fund	$1,674,668

	Total Mutual Funds	3,562,949

	Time Deposits — 2.17%
	Franklin Portfolio Associates LLC — 0.23%
$1,513,842	Liquidity Management Control System Time Deposit	1,513,842

	IronBridge Capital Management, Inc. — 1.09%
7,227,492	Liquidity Management Control System Time Deposit	7,227,492

	Sterling Johnston Capital Management, Inc. — 0.85%
5,688,745	Liquidity Management Control System Time Deposit	5,688,745

	Total Time Deposits	14,430,079

	Repurchase Agreements —1.50%
	Frontier Capital Management Company, LLC — 1.17%
7,764,638	Bankers Trust Co. 1.15%, 7/1/08, (Purchased on 6/30/08, proceeds at maturity $7,764,886, collateralized by U.S. Treasury Bill Discount Note, 12/26/08, $8,011,000)	7,764,638

	Geewax, Terker & Co. — 0.33%
2,232,701	Bankers Trust Co. 1.15%, 7/1/08, (Purchased on 6/30/08, proceeds at maturity $2,232,773, collateralized by U.S. Treasury Bill Discount Note, 12/26/08, $2,304,000)	2,232,701

	Total Repurchase Agreements	9,997,339

	Total Investments (cost $609,151,557) — 100.84%	669,326,583
	Liabilities in excess of other assets — (0.84)%	(5,593,226)

	Net Assets — 100.00%	$663,733,357

(a)	Represents non-income producing security.

(b)	Escrow Security due to bankruptcy.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — June 30, 2008

Shares	Security Description	Value

	Common Stocks — 95.86%
	Artisan Partners LP — 30.79%
	Australia — 0.02%
427,516	Babcock & Brown Infrastructure Group Units (Diversified Financial Services)	$278,616

	Belgium — 0.24%
32,697	Delhaize Group (Food & Staples Retailing)	2,200,561
44,076	Umicore (Chemicals)	2,178,820

		4,379,381

	Brazil — 0.46%
70,968	Petroleo Brasileiro SA Preferred (Oil, Gas & Consumable Fuels)	4,112,596
136,157	Redecard SA (Diversified Financial Services)	2,516,517
262,267	Vivo Participacoes SA Preferred (Wireless Telecommunication Services) (a)	1,668,018

		8,297,131

	Canada — 0.72%
198,153	Canadian Pacific Railway Limited. (Transportation)	13,105,839

	China — 0.81%
595,900	Angang Steel Company Limited, H Shares (Industrial Conglomerates)	1,195,316
4,476,453	China Construction Bank, H Shares (Commercial Banks)	3,605,505
356,500	China Life Insurance Company Limited, H Shares (Insurance)	1,248,230
461,600	China Merchants Holdings International Company Limited (Transportation Infrastructure)	1,784,948
2,845,000	China Petroleum and Chemical Corporation, H Shares (Oil & Gas)	2,663,653
1,934,900	China Resources Land Limited (Real Estate)	2,680,123
2,956,390	Shanghai Electric Group Company Limited, Series H (Machinery) (a)	1,448,430

		14,626,205

	Finland — 1.21%
432,592	Fortum Oyj (Electric Utilities)	21,970,116

	France — 4.14%
49,561	Alstom (Electrical Equipment)	11,443,816
162,280	Bouygues SA (Wireless Telecommunication Services)	10,770,978

Shares	Security Description	Value

	France (continued)
173,847	Electricite de France (Electric Utilities)	$16,514,370
107,321	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	11,249,106
115,845	Technip SA (Energy Equipment & Services)	10,721,863
231,524	Vinci SA (Road Construction)	14,215,107

		74,915,240

	Germany — 4.93%
35,493	Allianz SE (Insurance) (b)	6,247,595
220,086	Bayer AG (Chemicals)	18,481,403
159,297	Daimler AG (Automobiles)	9,830,672
45,570	E.ON AG (Electric Utilities)	9,189,328
110,554	Fraport AG (Transportation Infrastructure)	7,402,175
94,052	Linde AG (Manufacturing)	13,234,206
63,021	RWE AG (Multi-Utilities)	7,932,193
80,562	Wacker Chemie AG (Chemicals)	16,900,010

		89,217,582

	Hong Kong — 1.81%
1,498,500	Bank of East Asia Ltd. (Commercial Banks)	8,139,217
1,345,046	Hutchison Whampoa Limited (Industrial Conglomerates)	13,559,140
1,702,130	NWS Holdings Limited (Industrial Conglomerates)	4,442,522
494,600	Sun Hung Kai Properties Limited (Real Estate Management & Development) (b)	6,711,387

		32,852,266

	India — 0.02%
15,835	ICICI Bank Limited – Sponsored (Commercial Banks)	455,415

	Italy — 0.22%
709,155	Intesa Sanpaolo (Commercial Banks)	4,049,842

	Japan — 4.55%
54,100	Canon, Inc. (Office Electronics)	2,782,198
258,925	Credit Saison Co. Ltd. (Consumer Finance)	5,438,474
183,500	DENSO CORPORATION (Auto Components)	6,308,515
183,507	Honda Motor Co. Ltd. (Automobiles)	6,239,618
2,871	Japan Tobacco, Inc. (Tobacco)	12,249,816

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Artisan Partners LP (continued)
	Japan (continued)
6,249	Jupiter Telecommunications Co. Ltd. (Media) (b)	$4,844,049
178,800	Mitsubishi Estate Company, Ltd. (Real Estate Management & Development)	4,092,343
1,522,900	Mitsubishi Heavy Industries Ltd. (Machinery)	7,258,052
436,600	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3,869,649
469,259	MITSUI & CO. LTD. (Trading Companies & Distributors)	10,364,626
221,103	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	4,727,360
1,096	Mizuho Financial Group, Inc. (Commercial Banks)	5,120,241
308,900	Suzuki Motor Corporation (Automobiles)	7,302,807
324,150	Tokyu Land Corporation (Real Estate)	1,841,033

		82,438,781

	Luxembourg — 0.09%
14,173	RTL Group (Media)	1,609,635

	Mexico — 0.09%
312,073	Grupo Modelo S.A. de C.V., Series C (Beverages)	1,588,510

	Netherlands — 0.84%
614,430	ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,138,271

	Norway — 1.94%
101,800	Acergy SA (Oil, Gas & Consumable Fuels)	2,279,507
1,127,500	Orkla ASA (Food) (b)	14,483,805
54,576	Renewable Energy Corp. AS (Multi-Utilities) (a)(b)	1,415,025
556,939	SeaDrill Ltd. (Energy Equipment & Services) (b)	17,038,214

		35,216,551

	Russia — 1.16%
184,276	Gazprom – (Gas Utilities)	10,688,008
85,797	Lukoil – (Oil, Gas & Consumable Fuels)	8,425,266
69,842	Mining and Metallurgical Company, Norilsk Nickel – (Metals & Mining)	1,760,018

Shares	Security Description	Value

	Russian Federation (continued)
7,100	Novorossiysk Sea Trade Port – (Transportation Infrastructure) (b)	$106,287

		20,979,579

	South Africa — 0.14%
112,743	Naspers Limited (Media)	2,465,352

	South Korea — 0.19%
19,621	NHN Corp. (Software) (a)	3,423,685

	Spain — 1.74%
154,674	Gamesa Corporacion Tecnologica S.A. (Electrical Equipment)	7,602,208
220,174	Iberdrola S.A. (Energy Equipment & Services)	2,949,749
128,976	Industria de Diseno Textil S.A. (Specialty Retail) (b)	5,941,180
566,179	Telefonica S.A. (Diversified Telecommunication Services)	15,045,815

		31,538,952

	Sweden — 0.15%
84,253	SSAB Svenskt Stal AB, Series A (Metals & Mining)	2,728,853

	Switzerland — 3.13%
91,341	Adecco SA (Commercial Services & Supplies)	4,534,406
53,195	Compagnie Financiere Richemont S.A., (A Units) (Textiles, Apparel & Luxury Goods)	2,963,669
122,133	Holcim Ltd., (Construction Materials) (c)	9,895,727
402,290	Nestle SA (Food Products)	18,182,421
16,991	Roche Holding AG (Pharmaceuticals)	3,383,892
99,039	Roche Holding AG Genussschine (Pharmaceuticals)	17,843,118

		56,803,233

	Taiwan — 0.04%
61,143	Taiwan Semiconductor Manufacturing Co. Ltd. – (Semiconductors & Semiconductor Equipment)	667,070

	United Kingdom — 2.15%
560,416	Cadbury PLC (Beverages)	7,059,471
663,843	Kingfisher plc (Specialty Retail)	1,484,726
1,873,087	Lloyds TSB Group plc (Diversified Financial Services)	11,592,316
823,436	National Grid PLC (Multi-Utilities)	10,831,879

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Artisan Partners LP (continued)
	United Kingdom (continued)
43,853	Next plc (Multiline Retail)	$846,737
1,350,897	William Morrison Supermarkets PLC (Food & Staples Retailing)	7,163,297

		38,978,426

	Total Artisan Partners LP	557,724,531

	Capital Guardian Trust Co. — 53.63%
	Australia — 1.45%
489,452	Amcor Ltd. (Containers & Packaging)	2,368,899
269,883	Brambles Ltd. (Commercial Services & Supplies)	2,258,056
135,796	Foster’s Group Ltd. (Beverages)	659,842
48,691	Macquarie Group Ltd. (Diversified Financial Services)	2,269,798
121,530	Newcrest Mining Ltd. (Metals & Mining)	3,412,685
83,424	QBE Insurance Group Ltd. (Insurance)	1,790,952
555,553	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,257,545
130,685	Toll Holdings Ltd. (Road & Rail)	753,993
88,000	Westpac Banking Corp. (Commercial Banks)	1,686,777
54,300	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	3,512,761
223,369	Woolworths Ltd. (Food & Staples Retailing)	5,234,157

		26,205,465

	Austria — 0.43%
40,791	Raiffeisen International Bank-Holding AG (Commercial Banks)	5,212,540
115,300	Telekom Austria AG (Diversified Telecommunication Services)	2,501,313

		7,713,853

	Belgium — 0.07%
60,800	Fortis (Diversified Financial Services) (a)	957
83,100	Fortis AG (Insurance)	1,330,490

		1,331,447

	Brazil — 0.08%
122,000	Bovespa Holding SA (Diversified Financial Services) (b)	1,507,301

Shares	Security Description	Value

	Canada — 5.96%
271,600	Barrick Gold Corp. (Metals & Mining)	$12,357,800
104,600	Cameco Corp. (Oil, Gas & Consumable Fuels)	4,494,291
204,600	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	20,239,223
151,900	EnCana Corp. (Oil, Gas & Consumable Fuels)	13,911,501
33,100	Inmet Mining Corp. (Metals & Mining)	2,197,575
56,500	Manulife Financial Corp. (Insurance)	1,976,447
17,000	Methanex Corp. (Chemicals)	480,616
43,200	National Bank of Canada (Commercial Banks)	2,146,015
74,200	Onex Corp. (Diversified Financial Services)	2,185,821
157,300	Potash Corp. of Saskatchewan, Inc. (Chemicals)	36,504,278
91,600	Shaw Communications, Inc., Class – B (Communications Equipment)	1,870,818
65,900	Shoppers Drug Mart Corp. (Specialty Retail)	3,613,058
103,800	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	6,028,016

		108,005,459

	Cayman Islands — 0.02%
226,000	Alibaba.com Ltd. (Internet Software & Services) (a)(b)	318,840

	China — 0.16%
741,000	China Shenhua Energy Co. Ltd., Class – H (Oil, Gas & Consumable Fuels)	2,908,118

	Denmark — 0.28%
152	A.P. Moller – Maersk A/S, Class – B (Marine)	1,861,487
48,200	Novo Nordisk A/S, Class – B (Pharmaceuticals)	3,154,983

		5,016,470

	Finland — 0.21%
57,130	Nokia Oyj (Communications Equipment)	1,393,173
43,200	Rautaruukki Oyj (Metals & Mining)	1,976,373
31,013	UPM-Kymmene Oyj (Paper & Forest Products)	507,770

		3,877,316

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France — 7.11%
29,150	Accor SA (Hotels, Restaurants & Leisure)	$1,947,158
28,397	Air Liquide SA (Chemicals)	3,749,393
158,300	Axa (Insurance)	4,700,154
169,520	BNP Paribas (Commercial Banks)	15,356,078
249,195	Bouygues SA (Wireless Telecommunication Services)	16,539,769
56,900	Carrefour SA (Food & Staples Retailing)	3,221,228
41,100	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	2,953,092
37,900	Dassault Systems SA (Software)	2,310,277
29,500	Electricite de France (Electric Utilities)	2,802,314
95,020	Groupe DANONE (Food Products)	6,671,744
112,600	L’Oreal SA (Personal Products)	12,249,150
22,100	Lafarge SA (Construction Materials)	3,388,412
55,940	PagesJaunes SA (Media)	823,424
56,900	Pernod Ricard SA (Beverages)	5,844,970
100,700	PSA Peugeot Citroen (Automobiles)	5,467,795
17,300	Renault SA (Automobiles)	1,418,970
60,300	Rhodia SA – Registered (Chemicals)	1,112,588
134,500	Sanofi-Aventis (Pharmaceuticals)	8,984,312
15,646	Schneider Electric SA (Electrical Equipment)	1,689,975
49,218	Societe Generale (Commercial Banks)	4,284,105
55,840	Total SA (Oil, Gas & Consumable Fuels)	4,764,685
19,138	Vallourec SA (Oil, Gas & Consumable Fuels)	6,716,076
149,361	Veolia Environnement (Multi-Utilities)	8,378,042
89,200	Vivendi SA (Media)	3,384,320

		128,758,031

	Germany — 1.94%
60,700	Allianz SE (Insurance)	10,684,614
81,500	Bayer AG (Chemicals)	6,843,845
42,795	Commerzbank AG (Commercial Banks)	1,271,319
83,500	Daimler AG (Automobiles)	5,153,023
34,300	Deutsche Bank AG (Capital Markets)	2,939,151
90,502	Hypo Real Estate Holding AG (Commercial Banks)	2,531,833

Shares	Security Description	Value

	Germany (continued)
22,500	Metro AG (Multiline Retail)	$1,438,484
11,850	Porsche Automobil Holding SE N/V Vorzug (Automobiles)	1,822,833
48,300	SAP AG (Software)	2,519,934

		35,205,036

	Hong Kong — 0.52%
617,600	Bank of East Asia Ltd. (Commercial Banks)	3,354,541
74,000	China Mobile Ltd. (Wireless Telecommunication Services)	994,639
518,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	818,489
810,700	Hong Kong & China Gas Co. Ltd. (Utilities - Natural Gas)	1,927,713
3,155,000	Industrial & Commercial Bank of China (Commercial Banks)	2,156,746
12,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	127,854

		9,379,982

	Indonesia — 0.04%
909,000	PT Telekomunikasi Indonesia, Class B (Diversified Telecommunication Services)	720,098

	Ireland — 0.58%
123,900	Allied Irish Banks PLC (Commercial Banks)	1,911,360
293,000	CRH PLC (Construction Materials)	8,625,787

		10,537,147

	Italy — 0.13%
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	2,425,220

	Japan — 13.28%
670,100	AEON Co. Ltd. (Food & Staples Retailing)	8,274,476
150,000	Ajinomoto Co., Inc. (Food Products)	1,418,480
158,100	Canon, Inc. (Office Electronics)	8,130,602
120,000	Chiyoda Corp. (Industrial Conglomerates)	1,304,323
251,000	Citizen Holdings Co. Ltd. (Specialty Retail)	1,912,584
58,000	Daiwa House Industries Co. Ltd. (Household Durables)	545,201
252	East Japan Railway Co. (Transportation)	2,053,122

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
128,100	Elpida Memory, Inc. (Electronic Equipment & Instruments) (a)	$4,102,289
75,300	Fanuc Ltd. (Machinery)	7,354,818
125,500	FUJIFILM Holdings Corp. (Photo Equipment)	4,314,543
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	1,512,292
17,900	Hirose Electric Co. Ltd. (Electronic Equipment & Instruments)	1,797,250
360,000	Hitachi Ltd. (Electronic Equipment & Instruments)	2,597,344
218,100	Hoya Corp. (Electronic Equipment & Instruments)	5,043,190
1,400	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels) (b)	124,216
439	INPEX Holdings, Inc. (Oil, Gas & Consumable Fuels)	5,540,736
206,000	JGC Corp. (Construction & Engineering)	4,055,194
78,700	JS Group Corp. (Manufacturing – Diversified)	1,250,512
32,500	Keyence Corp. (Electronic Equipment & Instruments)	7,741,594
184,000	Matsushita Electric Industrial Co. Ltd. (Electronic Equipment & Instruments)	3,968,729
113,900	Mitsubishi Corp. (Trading Companies & Distributors)	3,754,827
271,000	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2,401,912
103,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,274,983
153,000	Mitsui O.S.K. Lines Ltd. (Cargo Handling)	2,180,362
81,600	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance) (a)	2,812,998
1,227	Mizuho Financial Group, Inc. (Commercial Banks)	5,732,241
84,900	Murata Manufacturing Co. Ltd. (Electronic Equipment & Instruments)	3,998,305
24,500	Nintendo Co. Ltd. (Software)	13,822,643
121,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	2,093,595
569,500	Nissan Motor Co. Ltd. (Automobiles)	4,704,262

Shares	Security Description	Value

	Japan (continued)
750,800	Nomura Holdings, Inc. (Capital Markets)	$11,123,749
40,500	Oracle Corp. Japan (Software)	1,651,738
7,500	ORIX Corp. (Consumer Finance)	1,073,043
26,900	Rohm Co. (Semiconductors & Semiconductor Equipment)	1,548,074
60,000	SMC Corp. (Machinery)	6,572,478
1,110,400	Softbank Corp. (Wireless Telecommunication Services)	18,721,070
706,000	Sumitomo Chemical Co. Ltd. (Chemicals)	4,448,658
541,000	Sumitomo Corp. (Trading Companies & Distributors)	7,108,364
2,271	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	17,090,788
133,000	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,643,214
237,300	SUZUKI MOTOR Corp. (Automobiles)	5,610,088
80,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,874,809
207,200	Tokio Marine Holdings, Inc. (Insurance)	8,079,570
91,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,257,078
404,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,628,633
1,094,000	Toshiba Corp. (Computers & Peripherals)	8,068,211
208,000	Trend Micro, Inc. (Software)	6,856,928
43,200	Uni-Charm Corp. (Household Products)	3,072,054
56,730	Yamada Denki Co. Ltd. (Specialty Retail)	4,039,548
523,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	7,307,403

		240,593,121

	Luxembourg — 0.26%
142,800	SES – FDR, Class – A (Diversified Telecommunication Services)	3,563,256
45,900	SES – FDR, Class – A (Diversified Telecommunication Services)	1,163,397

		4,726,653

	Mexico — 1.19%
207,100	America Movil SA de C.V., Series L – ADR (Communications Equipment)	10,924,525

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Mexico (continued)
201,000	Telefonos de Mexico S.A.B de C.V., Series L – Sponsored ADR (Diversified Telecommunication Services)	$4,759,680
243,600	Telmex Internacional S.A.B de C.V. – ADR (Diversified Telecommunication Services) (a)	3,921,960
48,000	Telmex Internacional S.A.B de C.V., Series L (Diversified Telecommunication Services) (a)	38,914
482,700	Wal-Mart de Mexico S.A.B de C.V., Series V (Multiline Retail)	1,921,532

		21,566,611

	Netherlands — 1.50%
166,086	Aegon NV (Insurance)	2,199,751
19,200	Heineken Holding NV (Beverages)	880,806
274,938	ING Groep NV (Diversified Financial Services)	8,767,111
149,920	Koninklijke Ahold NV (Food & Staples Retailing)	2,015,612
312,000	Koninklijke KPN NV (Diversified Telecommunication Services)	5,353,904
278,900	Unilever NV (Food Products)	7,916,510

		27,133,694

	Norway — 0.59%
357,200	Telenor ASA (Diversified Telecommunication Services)	6,721,487
44,000	Yara International ASA (Chemicals)	3,897,782

		10,619,269

	Poland — 0.09%
51,200	Polski Koncern Naftowy Orlen SA – GDR Registered (Oil, Gas & Consumable Fuels) (a)	1,643,679

	Russia — 1.13%
273,600	Gazprom – Sponsored ADR (Gas Utilities)	15,868,800
189,000	OJSC OC ROSNEFT GDR (Oil, Gas & Consumable Fuels)	2,192,400
32,750	Uralkali – Sponsored GDR (Chemicals)	2,380,925

		20,442,125

	Singapore — 0.27%
906,350	Singapore Telecommunications Ltd. (Diversified Telecommunication Services) (b)	2,412,136

Shares	Security Description	Value

	Singapore (continued)
642,000	Wilmar International Ltd. (Industrial Conglomerates)	$2,388,266

		4,800,402

	South Africa — 0.33%
110,600	Harmony Gold Mining Co. Ltd. (Metals & Mining) (a)	1,343,606
40,400	Harmony Gold Mining Co. Ltd. – ADR (Metals & Mining) (a)	494,900
70,700	Sasol Ltd. (Oil, Gas & Consumable Fuels)	4,167,865

		6,006,371

	South Korea — 0.87%
21,810	LG Electronics, Inc. (Household Durables)	2,471,063
19,747	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,800,244
4,770	Samsung Electronics Co. Ltd. – GDR (Electronic Equipment & Instruments) (b)	1,405,957

		15,677,264

	Spain — 1.13%
351,200	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	6,728,753
59,300	Banco Santander SA (Commercial Banks)	1,089,470
54,571	Industria de Diseno Textil SA (Specialty Retail)	2,513,771
186,800	Repsol YPF SA (Oil, Gas & Consumable Fuels)	7,360,838
105,674	Telefonica SA (Diversified Telecommunication Services)	2,808,213

		20,501,045

	Sweden — 0.92%
84,800	Assa Abloy AB, Class – B (Building Products)	1,228,914
59,300	AstraZeneca PLC (Pharmaceuticals)	2,521,476
119,600	Atlas Copco AB, Class – A (Machinery)	1,763,030
864,200	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	9,014,344
15,600	Telefonaktiebolaget LM Ericsson, Class B – Sponsored ADR (Communications Equipment)	162,240
259,200	TeliaSonera AB (Diversified Telecommunication Services)	1,920,128

		16,610,132

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland — 5.51%
177,603	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	$9,894,851
50,510	Credit Suisse Group (Diversified Financial Services)	2,319,513
1,785	Givaudan SA – Registered (Chemicals)	1,595,716
97,970	Holcim Ltd. (Construction Materials) (c)	7,937,939
387,360	Nestle SA (Food Products)	17,507,625
64,395	Nobel Biocare Holding AG (Health Care Equipment & Supplies)	2,103,415
157,245	Novartis AG (Pharmaceuticals)	8,660,561
74,300	Petroplus Holdings AG (Oil, Gas & Consumable Fuels) (a)	3,993,998
109,096	Roche Holding AG (Pharmaceuticals)	19,655,012
182,304	Swiss Re (Insurance)	12,147,055
14,562	Swisscom AG (Diversified Telecommunication Services)	4,858,515
16,150	Synthes, Inc. (Health Care Equipment & Supplies)	2,226,496
298,605	UBS AG (Capital Markets) (a)	6,268,518
28,633	UBS AG – Registered (Capital Markets) (a)	591,496

		99,760,710

	Taiwan — 0.43%
712,415	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Semiconductor Equipment)	7,772,448

	United Kingdom — 7.10%
215,086	Alliance & Leicester PLC (Diversified Financial Services)	1,263,675
351,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	595,940
1,608,900	BAE Systems PLC (Aerospace & Defense)	14,178,930
204,900	Barclays PLC (Commercial Banks)	1,189,547
231,488	BHP Billiton PLC (Metals & Mining)	8,851,785
663,650	BP PLC (Oil, Gas & Consumable Fuels)	7,708,945
16,500	BP PLC – Sponsored ADR (Oil, Gas & Consumable Fuels)	1,147,905
35,600	Cairn Energy PLC (Oil, Gas & Consumable Fuels) (a)	2,293,641

Shares	Security Description	Value

	United Kingdom (continued)
322,300	HBOS PLC (Commercial Banks)	$1,771,620
335,992	HSBC Holdings PLC (Commercial Banks)	5,191,010
52,300	Imperial Tobacco Group PLC (Tobacco)	1,948,842
289,400	Lloyds TSB Group PLC (Commercial Banks)	1,791,063
249,000	Marks & Spencer Group PLC (Multiline Retail)	1,629,055
173,600	National Grid Group PLC (Utilities – Electric)	2,283,619
717,400	Premier Foods PLC (Food & Staples Retailing)	1,360,904
90,200	Rio Tinto PLC (Metals & Mining)	10,794,682
2,137,088	Royal Bank of Scotland Group PLC (Commercial Banks) (b)	9,150,862
269,356	Royal Dutch Shell PLC, Class – A (Oil, Gas & Consumable Fuels)	11,082,524
50,666	Royal Dutch Shell PLC, Class – B (Oil, Gas & Consumable Fuels)	2,038,305
826,800	SABMiller PLC (Beverages)	18,969,421
133,200	Scottish & Southern Energy (Electric Utilities)	3,721,886
143,300	Standard Chartered PLC (Commercial Banks)	4,081,157
888,400	Tesco PLC (Food & Staples Retailing)	6,534,148
1,134,226	Vodafone Group PLC (Wireless Telecommunication Services)	3,369,178
225,400	Wolseley PLC (Trading Companies & Distributors)	1,690,130
43,333	Xstrata PLC (Metals & Mining)	3,472,785
462,900	Yell Group PLC (Media)	649,946

		128,761,505

	United States — 0.05%
60,764	News Corp. Ltd. Voting CDI, Class – A (Media)	939,929

	Total Capital Guardian Trust Co.	971,464,741

	Causeway Capital Management LLC — 11.44%
	Canada — 0.28%
60,219	Manulife Financial Corp. (Insurance)	2,106,543
73,855	Telus Corp. (Diversified Telecommunication Services)	3,005,929

		5,112,472

	Finland — 0.06%
65,679	UPM-Kymmene Oyj (Paper & Forest Products)	1,075,349

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	France — 2.27%
13,879	Air Liquide SA (Industrial Conglomerates)	$1,832,544
161,371	Axa (Insurance)	4,791,337
41,284	BNP Paribas (Commercial Banks)	3,739,738
63,355	Electricite de France (Electric Utilities)	6,018,326
185,501	France Telecom SA (Diversified Telecommunication Services)	5,463,986
40,320	Publicis Groupe (Media)	1,306,337
42,434	Sanofi-Aventis (Pharmaceuticals)	2,834,500
82,646	Technip SA (Energy Equipment & Services)	7,649,179
123,088	Vinci SA (Road Construction)	7,557,355

		41,193,302

	Germany — 1.16%
42,752	Bayer AG (Chemicals)	3,590,037
28,227	Bayerische Motoren Werke AG (Automobiles)	1,357,580
148,414	Deutsche Post AG (Air Freight & Logistics)	3,862,222
26,779	E.ON AG (Electric Utilities)	5,400,066
62,636	Siemens AG (Industrial Conglomerates)	6,914,415

		21,124,320

	Ireland — 0.48%
273,236	Allied Irish Banks PLC (Commercial Banks)	4,228,448
153,048	CRH PLC (Construction Materials)	4,433,380

		8,661,828

	Italy — 0.24%
704,792	UniCredito Italiano SpA (Diversified Financial Services)	4,313,411

	Japan — 1.06%
133,000	Honda Motor Co. Ltd. (Automobiles)	4,522,276
404,300	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3,583,369
56,700	Sankyo Co. Ltd. (Leisure Equipment & Products)	3,695,620
898	Sony Financial Holdings, Inc. (Diversified Financial Services) (b)	3,611,623
199,500	Yamaha Motor Co. Ltd. (Automobiles)	3,733,696

		19,146,584

Shares	Security Description	Value

	Netherlands — 1.48%
78,359	Akzo Nobel NV (Chemicals)	$5,385,947
117,112	ING Groep NV (Insurance)	3,734,420
156,282	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	5,316,836
356,467	Reed Elsevier NV (Media)	6,010,330
183,466	TNT NV (Air Freight & Logistics)	6,273,428

		26,720,961

	Norway — 0.21%
157,900	Aker Kvaerner ASA (Building – Heavy Construction)	3,729,543

	South Korea — 0.38%
13,907	Hyundai Heavy Industries Co. Ltd. (Industrial Conglomerates)	4,308,125
4,359	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,604,814

		6,912,939

	Spain — 0.27%
183,400	Telefonica SA (Diversified Telecommunication Services)	4,873,728

	Sweden — 0.58%
270,000	Atlas Copco AB, Class – A (Machinery)	3,980,085
625,600	Ericsson LM, Class – B (Communications Equipment)	6,525,542

		10,505,627

	Switzerland — 0.71%
86,563	Credit Suisse Group (Capital Markets)	3,975,134
57,427	Novartis AG (Pharmaceuticals)	3,162,899
122,461	UBS AG (Diversified Financial Services) (a)	2,570,806
12,771	Zurich Financial Services AG (Insurance)	3,269,966

		12,978,805

	United Kingdom — 2.26%
424,444	BAE Systems PLC (Aerospace & Defense)	3,740,544
334,566	BP PLC (Oil, Gas & Consumable Fuels)	3,886,312
449,649	British Airways PLC (Airlines)	1,927,604
192,969	British American Tobacco PLC (Tobacco)	6,683,259
679,090	HBOS PLC (Commercial Banks)	3,732,824
160,800	HSBC Holdings PLC (Commercial Banks)	2,493,359

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares	Security Description	Value

	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	United Kingdom (continued)
952,069	Royal Bank of Scotland Group PLC (Commercial Banks)	$4,076,693
137,744	Royal Dutch Shell PLC, Class – B (Oil, Gas & Consumable Fuels)	5,541,473
111,331	Unilever PLC (Food Products)	3,168,469
1,906,680	Vodafone Group PLC (Wireless Telecommunication Services)	5,663,726

		40,914,263

	Total Causeway Capital Management LLC	207,263,132

	Total Common Stocks	1,736,452,404

	Rights — 0.0%
	Capital Guardian Trust Co. — 0.0%
43,907	Barclays PLC (Commercial Banks)	6,978
128,920	HBOS PLC	27,602

	Total Capital Guardian Trust Co.	34,580

	Causeway Capital Management LLC — 0.0%
208,556	HBOS PLC	44,651

	Total Rights	79,231

	Time Deposits — 5.47%
	Artisan Partners LP — 0.80%
14,437,299	Liquidity Management Control System Time Deposit	14,437,299

	Capital Guardian Trust Co. — 2.02%
36,492,869	Liquidity Management Control System Time Deposit	36,492,869

Shares	Security Description	Value

	Causeway Capital Management LLC — 2.65%
47,973,976	Liquidity Management Control System Time Deposit	$47,973,976

	Total Time Deposits	98,904,144

	Total Investments (cost $1,632,685,981) — 101.33%	1,835,435,779
	Liabilities in excess of other assets — (1.33)%	(24,076,545)

	Net Assets — 100.00%	$1,811,359,234

(a)	Represents non-income producing security.

(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Managers.

(c)	On June 30, 2008, the Portfolio owned the following restricted security constituting 0.98% of net assets which may not be publicly sold without registration under the Securities Act of 1933. Additional information on the security is as follows: Holcim Ltd. Acquisition Cost $18,713,211 Value $17,833,666

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date	Value on 06/30/08	Unrealized Gain/(Loss)
	Currencies Purchased
3,138,408	Euro	07/03/08	$4,873,704	$4,940,549	$66,845
9,209,342	Euro	07/09/08	14,374,048	14,492,805	118,757
6,464,237	Euro	08/28/08	10,074,280	10,146,428	72,148
6,454,907	Euro	07/28/08	10,075,217	10,147,611	72,394
8,244,016	Euro	12/17/08	12,859,045	12,865,254	6,209
1,204,201	Euro	10/03/08	1,891,899	1,886,605	(5,294)
1,464,745,920	Japanese Yen	07/09/08	13,689,327	13,802,043	112,716
822,000	Swiss Franc	07/02/08	803,527	804,857	1,330

	Total Currency Purchased		$68,641,047	$69,086,152	$$445,105

	Currencies Sold
5,010,782	Canadian Dollar	07/03/08	4,873,704	4,915,350	(41,646)
11,264,059	Canadian Dollar	09/17/08	11,034,000	11,039,281	(5,281)
1,916,245	Canadian Dollar	10/03/08	1,891,899	1,877,761	14,138
8,835,480	Euro	07/09/08	13,689,327	13,904,456	(215,129)
1,464,745,920	Japanese Yen	07/09/08	14,374,047	13,802,043	572,004
1,044,685,356	Japanese Yen	08/28/08	10,074,280	9,871,354	202,926
1,047,114,998	Japanese Yen	07/28/08	10,075,217	9,878,055	197,162
1,798,722,104	Japanese Yen	12/04/08	17,381,816	17,097,330	284,486
442,071,227	Japanese Yen	10/17/08	4,263,187	4,189,266	73,921
689,907,838	Japanese Yen	10/17/08	6,613,000	6,537,878	75,122
1,342,810,105	Japanese Yen	12/17/08	12,859,045	12,774,245	84,800
1,635,334	Swiss Franc	07/02/08	1,646,000	1,601,228	44,772
6,173,796	Swiss Franc	09/04/08	5,936,000	6,049,246	(113,246)
10,651,223	Swiss Franc	09/18/08	10,217,000	10,437,443	(220,443)

	Total Currency Sold		$124,928,522	$123,974,936	$953,586

	Net Unrealized Gain/(Loss)				$1,398,691

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Collateralized Mortgage Obligations — 35.60%
$590,000	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.42	1/25/36	$505,038
1,400,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class AM (a)	5.88	4/10/49	1,271,685
1,330,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM (a)	6.00	8/10/17	1,216,403
950,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	912,499
680,000	Bank of America Commercial Mortgage, Inc., Series 2007-2, Class A2	5.63	4/10/49	667,524
1,988,692	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	1,898,877
859,355	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 (a)	5.79	10/25/36	761,880
1,888,336	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (a)	6.00	6/25/47	1,738,324
1,858,974	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5, Class 3A1 (a)	5.99	8/25/47	1,699,927
1,850,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 (a)	5.85	6/11/40	1,824,587
1,325,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (a)	5.90	6/11/40	1,278,315
1,872,167	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1 (a)	5.28	12/25/35	1,802,303
759,585	CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	731,608
1,417,117	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 2A5 (a)	5.25	10/25/33	1,308,119
570,238	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	552,775
430,692	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	418,122
1,327,678	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,253,109
1,041,823	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A (a)	5.97	3/25/37	958,904
2,882,481	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (a)	5.91	7/25/37	2,765,489
1,320,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB	5.69	10/15/48	1,283,430
1,210,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,177,121
1,450,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB (a)	6.01	12/10/49	1,405,827
101,782	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	94,530
726,968	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	711,611
1,684,378	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,595,880
1,335,315	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,280,234
1,634,299	Countrywide Home Loans, Series 2007-HY1, Class 1A1 (a)	5.69	4/25/37	1,524,648
974,688	Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.08	11/25/36	944,229
1,210,000	Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class AAB	5.31	12/15/39	1,156,046
590,714	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	547,232
675,000	CW Capital Cobalt, Series 2006-C1, Class AAB	5.30	8/15/48	642,404
1,310,000	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.09	6/26/35	1,258,348
1,366,062	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.49	1/25/37	1,296,296
1,620,790	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.84	5/25/37	1,552,843
3,365,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2 (a)	5.42	12/10/49	3,287,941
890,342	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (a)	5.46	11/19/35	836,253
1,975,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	1,840,291
1,230,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2	5.48	11/10/39	1,219,736
1,920,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	5.78	8/10/45	1,894,936
2,100,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4 (a)	6.00	8/10/45	2,008,034
1,890,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (a)	6.00	8/10/45	1,830,016
900,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM (a)	6.00	8/10/45	824,364
1,278,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class J (b)	5.99	8/10/45	516,191
894,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class K (b)	5.80	8/10/45	311,887
2,184,304	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 (a)	6.00	3/25/37	2,014,112
1,033,962	Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1 (a)	5.34	12/25/36	975,229
1,717,836	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (a)	5.96	6/25/37	1,615,816
1,820,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,788,338
1,120,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (a)	5.92	2/12/49	1,082,924
1,425,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A4 (a)	6.01	6/15/49	1,363,060

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Collateralized Mortgage Obligations (continued)
$1,930,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (a)	6.01	6/15/49	$1,872,819
600,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4 (a)	5.88	2/15/51	572,874
1,915,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7 (a)	4.95	11/25/35	1,854,814
1,023,377	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1 (a)	5.83	8/25/36	992,036
700,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L (a)	5.56	10/25/36	606,719
1,359,460	JP Morgan Mortgage Trust, Series 2006-A7, Class 2A1R (a)	5.44	1/25/37	1,264,564
706,649	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1 (a)	5.47	6/25/37	668,636
1,255,503	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	882,031
26,135	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	23,979
189,984	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	177,679
478,974	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	433,770
129,792	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	107,646
791,048	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	748,035
170,000	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	160,146
495,000	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB (a)	6.02	6/12/50	479,494
700,000	Morgan Stanley Capital I, Series 2007-HQ12, Class AM (a)	5.81	4/12/17	631,834
675,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.08	6/11/49	649,520
1,250,000	Morgan Stanley Capital I, Series 2007-IQ15, ClassAJ (a)	6.08	7/11/17	1,005,378
134,937	New York City Mortgage Loan Trust, Series 1996, Class A3 (b)	6.75	9/25/19	132,913
1,300,000	New York City Mortgage Loan Trust, Series 2006-1, Class 2A3 (a)	5.65	5/25/36	1,233,882
434,762	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	389,384
154,954	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	133,067
1,541,541	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A1	5.75	12/25/21	1,460,220
1,155,069	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 2A1	4.75	12/25/19	1,131,968
1,467,842	Residential Funding Mortgage Securities, Inc., Series 2007-SA1, Class 2A2 (a)	5.61	2/25/37	1,389,919
1,555,780	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.76	2/20/47	1,483,504
1,400,000	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,181,423
1,350,000	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	978,299
1,280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2 (a)	5.92	6/15/49	1,262,132
1,120,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AJ (a)	5.93	6/15/49	890,949
1,335,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (a)	5.93	6/15/49	1,289,014
730,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B (a)	5.93	6/15/49	532,622
865,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 2A2 (a)	5.64	12/25/36	764,063
803,911	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.62	12/25/36	753,610
1,455,760	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3 (a)	5.85	3/25/37	1,368,312
965,139	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.35	3/25/37	900,025
1,626,627	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	5.58	4/25/37	1,541,457
1,164,235	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 1A1 (a)	5.53	5/25/37	1,035,237
1,230,000	Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.10	12/25/35	1,159,351
1,048,887	Washington Mutual, Series 2006-AR18, Class 1A1 (a)	5.34	1/25/37	991,958
1,320,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,112,009
1,350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	1,289,845
1,401,313	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,361,045
1,003,759	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	979,502
2,190,306	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	2,108,844
1,831,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.51	8/25/36	1,612,114

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Collateralized Mortgage Obligations (continued)
$659,261	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	$599,103

	Total Collateralized Mortgage Obligations			107,643,040

	U.S. Government Agency Mortgages — 21.91%
1,920,473	Fannie Mae, Pool #255321	5.50	7/1/24	1,917,947
636,245	Fannie Mae, Pool #255493	5.50	11/1/24	635,409
423,936	Fannie Mae, Pool #255550	5.50	12/1/24	423,378
880,154	Fannie Mae, Pool #256116	6.00	2/1/26	894,520
1,509,908	Fannie Mae, Pool #256687	5.50	4/1/37	1,476,623
2,123,117	Fannie Mae, Pool #257238	5.00	6/1/28	2,063,446
1,399,923	Fannie Mae, Pool #380433	6.49	8/1/08	1,396,703
1,569,659	Fannie Mae, Pool #555591	5.50	7/1/33	1,549,026
594	Fannie Mae, Pool #560912	9.50	10/1/30	661
545,490	Fannie Mae, Pool #672512	5.50	12/1/32	538,320
352,701	Fannie Mae, Pool #725231	5.00	2/1/34	340,254
1,421,672	Fannie Mae, Pool #725419	4.50	10/1/33	1,318,434
1,061,329	Fannie Mae, Pool #725424	5.50	4/1/34	1,047,378
885,754	Fannie Mae, Pool #725425	5.50	4/1/34	874,111
1,124,185	Fannie Mae, Pool #725435	4.50	5/1/19	1,096,573
271,746	Fannie Mae, Pool #725456	5.00	5/1/34	261,816
602,396	Fannie Mae, Pool #727437	6.00	3/1/25	614,299
1,037,945	Fannie Mae, Pool #728720	5.00	7/1/33	1,001,313
1,298,359	Fannie Mae, Pool #735230	5.00	8/1/20	1,290,231
928,302	Fannie Mae, Pool #735230	5.50	2/1/35	918,710
1,779,709	Fannie Mae, Pool #735841	4.50	11/1/19	1,735,995
356,295	Fannie Mae, Pool #741897	5.00	10/1/33	343,722
599,111	Fannie Mae, Pool #744131	6.50	12/1/24	617,447
1,707,439	Fannie Mae, Pool #745150	4.50	6/1/20	1,665,500
1,680,541	Fannie Mae, Pool #745396	4.50	8/1/20	1,643,464
1,163,284	Fannie Mae, Pool #745518	5.50	1/1/20	1,181,815
15,356	Fannie Mae, Pool #747631	6.50	11/1/33	15,922
690,176	Fannie Mae, Pool #872891	6.50	6/1/36	711,515
1,007,003	Fannie Mae, Pool #888105	5.00	8/1/20	1,006,048
2,027,808	Fannie Mae, Pool #888283	5.00	8/1/34	1,956,240
1,825,844	Fannie Mae, Pool #888657	5.50	2/1/35	1,810,403
843,052	Fannie Mae, Pool #892916	6.50	8/1/36	869,117
305,281	Fannie Mae, Pool #919157	6.50	4/1/37	314,655
670,952	Fannie Mae, Pool #923096	5.50	3/1/37	656,161
1,320,193	Fannie Mae, Pool #970080	6.50	2/1/38	1,360,604
24,693	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	24,952
550,214	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	565,762
31,679	Fannie Mae, Series 2003-37, Class QK	4.00	7/25/27	31,625
2,276,000	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,213,966
1,150,000	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,117,881
455,000	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	442,271
2,100,000	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,035,743
41,644	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	43,231
1,569,513	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,635,158
1,335,807	Freddie Mac, Pool #1G2725	5.49	3/1/38	1,347,439
544,213	Freddie Mac, Pool #A71059	7.00	1/1/38	571,152
1,383,703	Freddie Mac, Pool #A71283	6.50	1/1/38	1,427,782

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	U.S. Government Agency Mortgages (continued)
$1,357,659	Freddie Mac, Pool #E99582	5.00	9/1/18	$1,354,491
15,300	Freddie Mac, Series 1977, Class E	7.00	7/15/12	15,524
31,503	Freddie Mac, Series 2278, Class H	6.50	1/15/31	32,991
5,399	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	5,465
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	499,267
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,172,310
1,390,000	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,359,598
1,355,000	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,325,034
1,700,000	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,661,620
250,000	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	244,461
1,186,000	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,155,380
2,215,000	Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,154,493
1,074,831	Freddie Mac, Series 3145, Class LN	4.42	10/15/34	1,062,352
1,637,550	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,637,362
1,381,999	Freddie Mac, Series 3451, Class VA	5.00	4/15/19	1,369,871
1,221,262	Freddie Mac, Series R006, Class AK	5.75	12/15/18	1,247,304
1,184,598	Freddie Mac, Series R007, Class AC	5.88	5/15/16	1,210,882
582,600	Freddie Mac, Series R013, Class AB	6.00	12/15/21	595,044
1,107,732	Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,144,730

	Total U.S. Government Agency Mortgages			66,252,901

	Corporate Bonds — 21.38%
380,000	21st Century Insurance (Insurance)	5.90	12/15/13	377,847
206,000	Alto Parana SA (Forest Products & Papers) (b)	6.38	6/9/17	203,590
182,114	America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	179,590
615,000	American General Corp., Series B (Insurance) (b)	8.13	3/15/46	593,413
1,540,000	American General Finance, Series I (Diversified Financial Services)	4.88	7/15/12	1,414,398
420,000	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	395,266
385,000	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	374,198
145,000	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	152,388
935,000	ArcelorMittal (Steel) (b)	5.38	6/1/13	920,678
545,000	Arizona Public Service Co. (Electric)	5.63	5/15/33	423,830
600,000	AT&T, Inc. (Telecommunications)	6.40	5/15/38	574,369
379,000	Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	345,220
387,000	Banco Mercantil Del Nort (Banks) (b)	6.86	10/13/21	360,909
1,355,000	Bank of America Corp., Series M (Banking) Callable 5/15/18 @ 100.00 (a)	8.12	12/29/49	1,280,827
1,066,000	Bank of New York Mellon, Series MTN (Financial Services)	4.95	11/1/12	1,062,898
1,285,000	British Telecom PLC (Telecommunications)	8.13	12/15/10	1,379,769
555,000	Broadridge Financial Solutions, Inc. (Software)	6.13	6/1/17	466,772
718,000	Celulosa Arauco (Forest Products & Papers)	5.63	4/20/15	696,930
255,000	Citigroup, Inc., Series E (Diversified Financial Services) Callable 4/30/18 @ 100.00	8.40	4/29/49	242,406
80,000	Comcast Cable Communications Holdings, Inc. (Broadcasting & Cable TV)	9.46	11/15/22	96,718
235,000	Comcast Corp. (Broadcasting & Cable TV)	5.70	5/15/18	222,950
330,000	Comcast Corp. (Broadcasting & Cable TV)	6.40	5/15/38	304,416
580,000	Commonwealth Edison Co. (Electric)	5.80	3/15/18	566,181
625,000	Commonwealth Edison Co. (Electric)	6.15	3/15/12	638,456
62,000	Commonwealth Edison Co. (Electric)	6.95	7/15/18	61,535
431,000	CVS Caremark Corp. (Retail)	6.25	6/1/27	422,088
1,183,000	CVS Caremark Corp. (Retail)	6.30	6/1/37	1,014,422
1,200,000	Delhaize Group (Food)	6.50	6/15/17	1,210,463
1,060,000	Dominion Resources, Inc. (Electric)	6.30	9/30/66	970,168
50,000	Dominion Resources, Inc. (Electric)	7.50	6/30/66	46,519

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$1,005,000	EDP Finance BV (Electric Utilities) (b)	5.38	11/2/12	$1,001,816
350,000	Energy East Corp. (Electric)	6.75	9/15/33	332,415
390,000	Energy East Corp. (Electric)	6.75	7/15/36	371,980
935,000	Enterprise Products Operating LP (Oil & Gas)	5.65	4/1/13	931,458
177,000	Enterprise Products Operating LP (Oil & Gas)	7.50	2/1/11	185,418
400,000	ERAC USA Finance Co. (Commercial Services) (b)	5.80	10/15/12	378,060
950,000	ERAC USA Finance Co. (Commercial Services) (b)	7.00	10/15/37	790,192
890,000	ERAC USA Finance Co. (Commercial Services) (b)	8.00	1/15/11	919,154
690,000	Farmers Exchange Capital (Diversified Financial Services) (b)	7.20	7/15/48	623,125
535,000	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	465,689
930,000	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	811,640
255,000	FPL Group Capital, Inc. (Electric)	7.30	9/1/67	239,940
540,000	General Electric Capital Corp. (Diversified Financial Services)	4.80	5/1/13	529,022
515,000	General Electric Capital Corp. (Diversified Financial Services)	5.88	1/14/38	466,728
630,000	General Electric Co. (Manufacturing)	5.25	12/6/17	605,639
645,000	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	6.38	5/15/38	640,248
435,000	Glen Meadow Pass Through (Diversified Financial Services) (b)	6.51	2/12/67	375,567
885,000	Goldman Sachs Capital Trust II (Diversified Financial Services)	5.79	12/29/49	615,394
135,000	Goldman Sachs Group, Inc. (Diversified Financial Services)	5.95	1/15/27	116,395
25,000	Goldman Sachs Group, Inc. (Diversified Financial Services)	6.75	10/1/37	22,869
230,000	HBOS PLC (Banking) (b)	6.75	5/21/18	219,965
560,000	J.P. Morgan Chase & Co. (Diversified Financial Services)	5.13	9/15/14	544,506
1,065,000	J.P. Morgan Chase & Co. (Diversified Financial Services) Callable 4/30/18 @ 100.00	7.90	4/29/49	998,587
290,000	KeyCorp, Series MTN (Banking)	6.50	5/14/13	258,929
800,000	Kinder Morgan Energy Partners, Series MTN (Oil & Gas)	6.95	1/15/38	794,018
260,000	Mangrove Bay Pass-Through Trust (Diversified Financial Services) (b)	6.10	7/15/33	158,764
925,000	Medco Health Solutions, Inc. (Pharmaceuticals)	6.13	3/15/13	928,080
480,000	Merrill Lynch & Co. (Diversified Financial Services)	7.75	5/14/38	449,988
260,000	Merrill Lynch & Co., Serise MTN (Diversified Financial Services)	6.88	4/25/18	247,449
780,000	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	768,057
1,055,000	Miller Brewing Co. (Brewery) (b)	5.50	8/15/13	1,078,194
680,000	MMG Fiduciary (AES el Salvador) (Electric) (b)	6.75	2/1/16	610,659
825,000	Morgan Stanley, Series MTN (Diversified Financial Services)	6.00	4/28/15	788,716
1,145,000	National Australia Bank (Banking) (b)	5.35	6/12/13	1,143,191
391,000	Nucor Corp. (Steel)	5.75	12/1/17	391,540
435,000	Nucor Corp. (Steel)	6.40	12/1/37	441,345
1,860,000	Oil Insurance Ltd. (Insurance) (b)	7.56	12/29/49	1,583,437
827,000	Partnerre Finance (Insurance)	6.44	12/1/66	656,944
659,000	Pennsylvania Electric Co. (Electric)	6.05	9/1/17	639,228
1,145,000	PP&L Capital Funding, Inc., Series A (Electric)	6.70	3/30/67	976,726
301,000	Quest Diagnostics, Inc. (Health Services)	6.95	7/1/37	292,603
218,000	Qwest Corp. (Telecommunications)	7.50	10/1/14	209,825
597,000	Qwest Corp. (Telecommunications)	7.63	6/15/15	574,612
1,165,000	Rio Tinto Fin USA Ltd. (Diversified Minerals)	5.88	7/15/13	1,171,459
390,000	Rio Tinto Fin USA Ltd. (Diversified Minerals)	6.50	7/15/18	391,183
300,000	Rio Tinto Fin USA Ltd. (Diversified Minerals)	7.13	7/15/28	303,575
1,465,000	Rockies Express Pipeline (Special Purpose) (b)	6.25	7/15/13	1,481,121
900,000	Royal Bank of Scotland Group PLC, Series MTN (Banking) (a)	7.64	3/31/49	822,896
500,000	Santander Perpetual (Special Purpose) (b)	6.67	10/29/49	483,031
425,000	Schering-Plough Corp. (Pharmaceuticals)	6.55	9/15/37	415,064
640,000	Sierra Pacific Power Co. (Electric)	6.75	7/1/37	625,444

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$635,000	SPI Electricity & Gas Australia Holdings (Electric) (b)	6.15	11/15/13	$639,664
620,000	Stancorp Financial Group (Insurance) (a)	6.90	5/29/67	520,251
1,250,000	Stoneheath RE (Insurance)	6.87	12/29/49	813,725
325,000	Symetra Financial Corp. (Insurance) (b)	8.30	10/15/37	284,406
352,000	TCI Communications, Inc. (Media)	8.75	8/1/15	397,892
120,000	TCI Communications, Inc. (Media)	9.88	6/15/22	146,273
295,000	TCI Communications, Inc. (Media)	10.13	4/15/22	365,422
530,000	Telecom Italia Capital (Telecommunications)	7.72	6/4/38	538,554
342,000	The Kroger Co. (Food – Retail)	6.40	8/15/17	348,825
710,000	The PNC Financial Services Group, Inc., Series K (Banking) Callable 5/21/13 @ 100.00 (a)	8.25	5/29/49	708,484
490,000	Time Warner Entertainment Co. LP (Multimedia)	10.15	5/1/12	550,090
164,000	Time Warner, Inc. (Multimedia)	6.88	5/1/12	167,780
110,000	TNK-BP Finance SA (Diversified Financial Services) (b)	7.88	3/13/18	105,875
740,000	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	638,968
669,000	Tyco Electronics Group SA (Manufacturing)	7.13	10/1/37	684,901
370,000	United Dominion Realty Trust, Series E (Real Estate Investment Trusts)	3.90	3/15/10	355,918
550,000	United Technologies Corp. (Aerospace/Defense)	6.13	7/15/38	552,483
435,000	Verizon Communications, Inc. (Telecommunications)	5.25	4/15/13	432,497
561,000	Viacom, Inc. (Media)	5.75	4/30/11	562,308
235,000	Viacom, Inc. (Media)	6.13	10/5/17	225,324
250,000	Viacom, Inc. (Media)	6.75	10/5/37	239,447
1,860,000	Wachovia Capital Trust III (Banks)	5.80	3/15/42	1,264,800
795,000	Wells Fargo Capital XIII, Series GMTN (Banks) Callable 3/26/13 @ 100.00 (a)	7.70	12/29/49	790,267
245,000	Wells Fargo Co. (Banks)	5.25	10/23/12	246,373
1,130,000	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	971,958
200,000	Woori Bank (Banks) (b)	6.21	5/2/37	162,979
790,000	WPS Resources Corp. (Electric)	6.11	12/1/66	654,040
735,000	Xerox Corp. (Office Equipment)	6.35	5/15/18	725,518
1,090,000	XL Capital Ltd. (Insurance)	6.50	12/31/49	735,750
1,327,000	Xstrata Finance Canada (Diversified Financial Services) (b)	6.90	11/15/37	1,276,441
695,000	XTO Energy, Inc. (Oil & Gas)	6.38	6/15/38	664,215

	Total Corporate Bonds			64,642,527

	Asset Backed Securities — 1.42%
690,000	AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A3	5.68	12/12/12	680,088
41,276	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	40,209
1,170,000	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	815,079
405,000	Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/46	307,745
46,133	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	46,773
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	31,394
700,000	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	697,877
1,400,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,354,170
199,967	WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	199,742
134,982	WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	134,927

	Total Asset Backed Securities			4,308,004

	Taxable Municipal Bonds — 2.60%
685,000	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	678,157
1,235,000	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,217,488
1,150,000	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,169,826

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) — June 30, 2008

Shares or Principal Amount		Rate %	Maturity Date	Value

	Taxable Municipal Bonds (continued)
$70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	$69,070
795,000	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	809,127
325,000	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	330,678
1,285,000	Port Authority of New York & New Jersey (AGC-ICC)	6.40	3/15/27	1,333,933
1,235,000	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	1,094,679
1,145,000	Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,164,992

	Total Taxable Municipal Bonds			7,867,950

	U.S. Treasury Obligations — 10.19%
12,289,000	U.S. Treasury Note	3.38	6/30/13	12,311,083
8,158,000	U.S. Treasury Note	3.88	5/15/18	8,089,807
1,170,000	U.S. Treasury Note	4.00	2/15/15	1,202,633
2,714,000	U.S. Treasury Note	5.00	5/15/37	2,916,703
5,361,000	U.S. Treasury Note	6.00	2/15/26	6,278,653

	Total U.S. Treasury Obligations			30,798,879

	Money Market Mutual Funds — 8.71%
26,350,277	SSgA Prime Money Market Fund (a)	2.51		26,350,277

	Total Money Market Mutual Funds			26,350,277

	Total Investments (cost $320,309,076) — 101.81%			307,863,578
	Liabilities in excess of other assets — (1.81)%			(5,471,565)

	Net Assets — 100.00%			$302,392,013

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008. The maturity date represents actual maturity date.

(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

AGC — Associated General Contractor

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GMTN — Global Medium Term Note

ICC — Interstate Commerce Commission

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	U.S. Government Agency Mortgages — 45.62%
$105,484	Fannie Mae Strip, Series 317, Class 1, PO	—	12/1/31	$85,904
473,948	Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	123,936
2,621,731	Fannie Mae Strip, Series 378, Class 4, IO	5.00	7/1/36	633,795
9,800,000	Fannie Mae, 15 YR TBA	4.50	4/17/23	9,469,250
47,892	Fannie Mae, 15 YR TBA	5.00	7/17/23	47,353
6,900,000	Fannie Mae, 30 YR TBA	5.00	7/14/38	6,613,222
8,496,114	Fannie Mae, 30 YR TBA	5.50	1/1/37	8,400,367
6,700,000	Fannie Mae, 30 YR TBA	5.50	7/14/38	6,603,687
4,200,000	Fannie Mae, 30 YR TBA	6.00	7/14/38	4,402,125
23,946	Fannie Mae, Pool #124836	10.00	5/1/22	27,022
6,424	Fannie Mae, Pool #124911	10.00	3/1/16	6,807
6,309	Fannie Mae, Pool #190535	11.00	1/1/16	6,725
659	Fannie Mae, Pool #23	8.50	8/1/11	681
10,181	Fannie Mae, Pool #253265	7.50	5/1/30	10,970
7,766	Fannie Mae, Pool #253267	8.50	5/1/30	8,547
75,928	Fannie Mae, Pool #253399	8.50	8/1/30	83,559
12,610	Fannie Mae, Pool #253438	8.50	9/1/30	13,878
5,133	Fannie Mae, Pool #253545	7.00	12/1/30	5,424
18,521	Fannie Mae, Pool #253584	7.50	1/1/31	19,957
20,362	Fannie Mae, Pool #253643	7.50	2/1/31	21,941
128,115	Fannie Mae, Pool #254346	6.50	6/1/32	132,036
15,451	Fannie Mae, Pool #254487	7.50	9/1/32	16,602
1,309,530	Fannie Mae, Pool #254693	5.50	4/1/33	1,298,456
190,756	Fannie Mae, Pool #255313	5.50	8/1/34	188,249
34,496	Fannie Mae, Pool #303406	10.00	2/1/25	39,100
3,365	Fannie Mae, Pool #313033	10.00	7/1/17	3,777
7,705	Fannie Mae, Pool #313328	10.00	7/1/18	8,896
43,402	Fannie Mae, Pool #323354	6.00	11/1/28	44,201
3,483	Fannie Mae, Pool #359461	10.50	12/1/17	3,949
40,711	Fannie Mae, Pool #378141	10.00	4/1/19	46,568
23,225	Fannie Mae, Pool #397120	10.00	5/1/21	26,056
549	Fannie Mae, Pool #447140	7.50	11/1/29	593
2,014	Fannie Mae, Pool #50163	10.50	11/1/18	2,250
704	Fannie Mae, Pool #511096	7.50	8/1/29	760
116,944	Fannie Mae, Pool #514132	7.00	8/1/29	123,653
79,577	Fannie Mae, Pool #514574	7.50	1/1/30	85,889
33,439	Fannie Mae, Pool #534063	7.50	3/1/30	36,089
50,306	Fannie Mae, Pool #535332	8.50	4/1/30	55,347
14,559	Fannie Mae, Pool #535435	8.50	8/1/30	16,023
56,735	Fannie Mae, Pool #535488	8.50	9/1/30	62,437
142,380	Fannie Mae, Pool #535988	7.00	6/1/31	150,472
1,121	Fannie Mae, Pool #536282	8.50	7/1/30	1,234
4,313	Fannie Mae, Pool #541903	7.50	6/1/30	4,647
12,559	Fannie Mae, Pool #545082	7.50	6/1/31	13,533
334,172	Fannie Mae, Pool #545139	7.00	8/1/31	353,112
12,625	Fannie Mae, Pool #545556	7.00	4/1/32	13,342
62,162	Fannie Mae, Pool #545762	6.50	7/1/32	64,530
21,266	Fannie Mae, Pool #546591	8.50	6/1/30	23,403
13,607	Fannie Mae, Pool #548190	7.50	10/1/30	14,662
1,071	Fannie Mae, Pool #549605	8.50	8/1/30	1,158
57,284	Fannie Mae, Pool #555144	7.00	10/1/32	60,535

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	U.S. Government Agency Mortgages (continued)
$223,663	Fannie Mae, Pool #555531	5.50	6/1/33	$221,771
12,691	Fannie Mae, Pool #557160	8.50	12/1/30	13,966
2,373	Fannie Mae, Pool #560534	7.00	11/1/30	2,507
23,073	Fannie Mae, Pool #561883	7.50	11/1/30	24,862
16,249	Fannie Mae, Pool #573752	8.50	2/1/31	17,882
44,549	Fannie Mae, Pool #590944	7.00	8/1/31	47,081
2,386	Fannie Mae, Pool #606565	7.00	10/1/31	2,521
42,081	Fannie Mae, Pool #606964	7.00	10/1/31	44,473
24,875	Fannie Mae, Pool #610381	7.00	10/1/31	26,288
2,267	Fannie Mae, Pool #615206	6.50	11/1/31	2,355
1,787	Fannie Mae, Pool #621535	6.50	3/1/32	1,855
94,908	Fannie Mae, Pool #625030	6.50	1/1/32	98,583
23,693	Fannie Mae, Pool #653877	6.50	8/1/32	24,596
230,605	Fannie Mae, Pool #654790	6.50	8/1/32	237,663
3,352,765	Fannie Mae, Pool #725027	5.00	11/1/33	3,234,436
277,195	Fannie Mae, Pool #725162	6.00	2/1/34	281,261
2,123,175	Fannie Mae, Pool #725206	5.50	2/1/34	2,105,219
123,573	Fannie Mae, Pool #725418	6.50	5/1/34	127,355
306,338	Fannie Mae, Pool #725424	5.50	4/1/34	302,311
1,831,017	Fannie Mae, Pool #725425	5.50	4/1/34	1,806,948
617,357	Fannie Mae, Pool #725704	6.00	8/1/34	626,413
1,888,146	Fannie Mae, Pool #725946	5.50	11/1/34	1,868,638
2,011,491	Fannie Mae, Pool #735504	6.00	4/1/35	2,042,882
3,474,756	Fannie Mae, Pool #735989	5.50	2/1/35	3,447,542
2,489,299	Fannie Mae, Pool #745140	5.00	11/1/35	2,394,443
82,467	Fannie Mae, Pool #745209	5.50	9/1/19	83,780
2,343,157	Fannie Mae, Pool #745412	5.50	12/1/35	2,318,948
4,975,979	Fannie Mae, Pool #745428	5.50	1/1/36	4,910,570
203,747	Fannie Mae, Pool #745737	5.00	3/1/21	203,490
1,863,175	Fannie Mae, Pool #819432 (a)	4.59	3/1/35	1,879,615
1,591,148	Fannie Mae, Pool #838926	5.50	8/1/35	1,573,217
425,295	Fannie Mae, Pool #842993	6.00	10/1/35	429,540
631,886	Fannie Mae, Pool #882228	6.50	9/1/36	651,423
8,130,713	Fannie Mae, Pool #888283	5.00	8/1/34	7,843,756
286,513	Fannie Mae, Pool #889116	6.00	2/1/38	289,401
9,000,000	Fannie Mae, Pool #889424	5.50	3/1/37	8,881,875
682,291	Fannie Mae, Pool #889424	6.00	3/1/38	689,100
2,595,704	Fannie Mae, Pool #896540	6.50	9/1/36	2,675,958
47,314	Fannie Mae, Pool #901079	6.00	8/1/36	47,787
216,607	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	229,708
339,107	Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	344,573
304,085	Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	315,883
2,131,657	Freddie Mac Strip, Series 231, IO	5.50	8/1/35	541,636
3,000,000	Freddie Mac, Gold 15 YR TBA	4.50	4/17/23	2,897,814
500,000	Freddie Mac, Gold 15 YR TBA	6.00	4/17/23	511,719
3,380,441	Freddie Mac, Gold Pool #11824	5.00	11/1/20	3,355,651
681,252	Freddie Mac, Gold Pool #A12118	5.00	8/1/33	656,995
6,325	Freddie Mac, Gold Pool #A50923	6.00	7/1/36	6,398
5,719	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	6,195
27,320	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	29,513
35,273	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	37,998

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	U.S. Government Agency Mortgages (continued)
$260	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	$280
15,160	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16,422
14,181	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	15,319
26,186	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	28,365
5,323	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,766
8,287	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,953
5,827	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,295
52,848	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	57,253
8,662	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	9,349
17,697	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	19,101
11,622	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	12,520
35,352	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	37,332
28,440	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	31,318
131,220	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	133,299
115,517	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	118,622
38,582	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	39,534
9,446	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	9,679
54,628	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	55,977
104,643	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	107,226
3,042	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3,295
3,716	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	3,928
29,295	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	30,965
2,750,446	Freddie Mac, Gold Pool #G02086	5.00	2/1/36	2,644,780
362,738	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	100,602
184,137	Freddie Mac, Gold Pool #G11742	5.00	7/1/20	183,247
8,169,094	Freddie Mac, Gold Pool #G12392	5.50	9/1/21	8,229,171
326,115	Freddie Mac, Gold Pool #J00773	5.00	12/1/20	323,724
358,459	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	353,363
43,882	Freddie Mac, Pool #170199	9.50	10/1/16	48,708
4,534	Freddie Mac, Pool #183455	12.00	12/1/10	4,802
1,474,332	Freddie Mac, Pool #1G1678	5.75	4/1/37	1,497,586
2,420	Freddie Mac, Pool #360019	10.50	12/1/17	2,731
2,357	Freddie Mac, Pool #555285	10.00	4/1/16	2,434
2,160,000	Freddie Mac, Series 2509, Class CB	5.00	10/15/17	2,185,553
607,866	Freddie Mac, Series 2864, Class NA	5.50	1/15/31	621,262
1,481,712	Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	1,525,431
14,212,949	Freddie Mac, Series 3346, Class SC IO (a)	4.08	10/15/33	1,309,456
500,000	Government National Mortgage Association TBA	5.00	7/21/38	484,375
600,000	Government National Mortgage Association TBA	5.00	8/20/38	579,750
4,810,992	Government National Mortgage Association TBA	5.50	7/21/38	4,786,938
12,000,000	Government National Mortgage Association TBA	6.00	7/21/38	12,180,000
1,300,000	Government National Mortgage Association TBA	6.00	8/20/38	1,315,438
6,262	Government National Mortgage Association, Pool #112784	12.00	2/15/14	6,642
5,350	Government National Mortgage Association, Pool #36890	10.00	11/15/09	5,547
2,100	Government National Mortgage Association, Pool #38484	11.00	3/15/10	2,192
1,850,937	Government National Mortgage Association, Pool #4060	6.00	12/20/37	1,878,851
366	Government National Mortgage Association, Pool #41625	11.00	7/15/10	381
1,792	Government National Mortgage Association, Pool #42444	11.00	9/15/10	1,881
5,508	Government National Mortgage Association, Pool #42710	11.00	9/15/10	5,852
2,625	Government National Mortgage Association, Pool #43080	11.00	8/15/10	2,771
139	Government National Mortgage Association, Pool #43285	11.00	8/15/10	145

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	U.S. Government Agency Mortgages (continued)
$23,933	Government National Mortgage Association, Pool #45290	11.00	12/15/10	$25,469
10,560	Government National Mortgage Association, Pool #488233	6.00	4/15/29	10,775
4,720	Government National Mortgage Association, Pool #497630	6.00	2/15/29	4,816
2,119	Government National Mortgage Association, Pool #545212	7.00	12/15/30	2,257
9,117	Government National Mortgage Association, Pool #58625	12.00	11/15/12	10,220
194,346	Government National Mortgage Association, Pool #604791	5.50	11/15/33	194,219
34,514	Government National Mortgage Association, Pool #637301	6.50	11/15/34	35,739
10,140	Government National Mortgage Association, Pool #70492	12.00	9/15/13	11,562
12,739	Government National Mortgage Association, Pool #780315	9.50	12/15/17	14,361
7,605	Government National Mortgage Association, Pool #780384	11.00	12/15/17	8,503
33,829	Government National Mortgage Association, Pool #780554	10.00	5/15/19	37,909
7,299	Government National Mortgage Association, Pool #780609	9.50	9/15/22	8,183
70,747	Government National Mortgage Association, Pool #781548	7.00	11/15/32	75,330
15,693	Government National Mortgage Association, Pool #781816	6.50	8/15/34	16,259
5,688	Government National Mortgage Association, Pool #80094 (a)	5.63	7/20/27	5,719
11,094	Government National Mortgage Association, Pool #80114 (a)	5.63	9/20/27	11,212
20,544	Government National Mortgage Association, Pool #80123 (a)	5.13	10/20/27	20,652
14,234	Government National Mortgage Association, Pool #80137 (a)	5.13	11/20/27	14,309
4,389	Government National Mortgage Association, Pool #80145 (a)	5.13	12/20/27	4,412
6,515	Government National Mortgage Association, Pool #80156 (a)	5.38	1/20/28	6,540
19,590	Government National Mortgage Association, Pool #8585 (a)	5.38	1/20/25	19,688
48,478	Government National Mortgage Association, Pool #8595 (a)	5.38	2/20/25	48,754
15,966	Government National Mortgage Association, Pool #8611 (a)	5.38	3/20/25	16,046
26,238	Government National Mortgage Association, Pool #8621 (a)	6.37	4/20/25	26,513
50,594	Government National Mortgage Association, Pool #8631 (a)	6.37	5/20/25	51,125
17,517	Government National Mortgage Association, Pool #8644 (a)	6.37	6/20/25	17,863
13,425	Government National Mortgage Association, Pool #8664 (a)	5.63	7/20/25	13,582

	Total U.S. Government Agency Mortgages			141,639,531

	Collateralized Mortgage Obligations — 23.43%
305,487	American Home Mortgage Assets, Series 2006-6, Class A1A (a)	2.67	12/25/46	210,829
34,910	Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	34,926
1,000,399	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,025,414
1,385,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,422,692
1,300,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.14	11/10/42	1,283,992
1,370,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,295,939
313,995	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	294,763
382,088	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	366,326
1,500,000	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,502,012
676,049	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1 (a)	5.48	11/25/34	641,818
823,741	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.49	2/25/47	759,043
1,190,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,168,969
550,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ (a)	5.62	3/11/39	454,340
1,575,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28, Class A4	5.74	9/11/42	1,488,642
766,531	Capco America Securitization Corp., Series 1998-D7, Class A1B	6.26	10/15/30	767,863
206,347	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	211,824
1,567,410	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,622,574
725,000	Citigroup / Deutsche Bank Commercial Mortgage, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	691,156
325,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.48	10/15/49	262,683
1,459,178	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.30	12/10/49	1,425,109
1,801,781	Citimortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,583,315

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Collateralized Mortgage Obligations (continued)
$1,381,484	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	$1,424,568
1,945,000	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4	5.82	12/10/49	1,861,567
288,189	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1 (a)	4.75	8/25/46	212,279
838,282	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1 (a)	2.67	3/20/47	588,040
1,988,942	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	1,894,429
334,305	Countrywide Home Loans, Series 2006-0A5, Class 2A1 (a)	2.68	4/25/46	238,598
1,086,110	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	1,063,709
462,068	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	427,413
1,970,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 (a)	5.31	12/15/39	1,850,075
1,660,000	CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,658,176
1,660,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,538,165
1,160,000	CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,094,197
352,410	DBALT, Series 2006-0A1, Class A1 (a)	2.68	2/25/47	253,652
1,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,617,566
1,825,000	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,785,932
1,625,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	1,521,864
325,625	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	330,116
634,426	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	648,031
919,164	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	949,520
755,384	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	783,416
100,048	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	99,859
985,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	976,770
1,070,000	GS Mortgage Securities Corp. II, Series 2006- G68, Class A4	5.56	11/10/39	1,024,346
1,334,685	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.05	8/25/34	1,295,941
922,450	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.25	11/25/35	866,763
500,386	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1 (a)	2.67	8/25/46	360,633
579,954	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A (a)	2.69	11/19/36	408,600
846,147	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	2.75	10/25/35	696,500
1,574,690	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,606,631
280,934	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	264,564
1,080,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,043,181
220,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	208,290
735,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.41	5/15/47	689,475
555,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	547,856
675,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 (a)	5.80	6/15/49	668,840
713,740	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	735,220
236,663	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	231,930
159,406	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	154,076
122	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	23
623,383	LB – UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	646,731
1,150,000	LB – UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,187,997
865,000	LB – UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	803,622
534,456	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	535,119
1,472,237	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,474,886
757,692	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	727,747

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Collateralized Mortgage Obligations (continued)
$393,396	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	$368,071
22,590	Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	22,555
455,000	Morgan Stanley Capital I, Series 2006-IQ11, Class A2 (a)	5.69	10/15/42	454,620
245,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2 (a)	5.63	4/12/49	241,116
2,050,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.08	6/11/49	1,972,617
715,000	Morgan Stanley Capital I, Series 2007-IQ16, Class A4	5.70	12/12/49	677,892
1,575,000	Morgan Stanley Capital I, Series 2007-T27, Class A4	5.80	6/13/42	1,492,912
905,749	NationsLink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	907,550
1,515,648	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,559,650
459,775	Residential Accredit Loans, Inc., Series 2007-Q02, Class A1 (a)	2.63	2/25/47	327,770
545,444	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	2.80	10/25/35	411,374
665,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3	6.10	8/15/39	651,479
875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	841,026
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.27	12/15/44	820,388
820,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.86	10/15/48	784,882
185,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ (a)	5.63	10/15/48	151,058
1,495,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.37	11/15/48	1,401,465
185,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ (a)	5.37	11/15/48	147,599
671,616	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4 (a)	4.92	8/25/35	652,499
396,028	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A (a)	5.29	5/25/47	299,383
664,953	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A (a)	4.54	6/25/47	477,515
604,380	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	6.10	9/25/36	577,446

	Total Collateralized Mortgage Obligations			72,752,009

	Corporate Bonds — 19.02%
275,000	Allstate Corp. (Insurance)	6.13	5/15/37	249,508
1,040,000	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	978,753
1,500,000	Anadarko Petroleum Corp. (Oil Comp – Exploration)	5.95	9/15/16	1,500,805
1,275,000	AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,233,969
175,000	Avalon Bay Communities, Inc. (Real Estate Investment Trusts)	7.50	12/15/10	182,943
350,000	Bank of America Corp. (Banking)	5.75	8/15/16	334,196
110,000	Bank of America Corp. (Banking)	5.75	12/1/17	103,303
385,000	Bank of America Corp. (Banking)*	6.00	9/1/17	370,951
545,000	Bank of America Corp. (Banking)	7.80	2/15/10	568,822
1,785,000	Bank of America Corp. (Banking) Callable 1/30/18 @ 100.00 (a)	8.00	12/29/49	1,672,313
550,000	Bank of America Corp. (Banking) Callable 5/15/18 @ 100.00 (a)	8.12	12/29/49	519,893
355,000	Bear Stearns Co., Inc. (Brokerage Services) (a)	3.22	7/19/10	348,095
65,000	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	67,585
200,000	Belvoir Land LLC (Special Purpose) (b)	5.27	12/15/47	162,316
60,000	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	59,179
325,000	Canadian Natural Resources Ltd. (Oil Comp – Exploration)	6.50	2/15/37	316,618
250,000	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	246,719
280,000	CenterPoint Energy Resources Corp., Series B (Gas – Distribution)	7.88	4/1/13	299,741
575,000	Chubb Corp. (Insurance)	6.38	3/29/37	525,978
895,000	Citigroup Capital XXI (Banking)	8.30	12/21/77	845,174
1,495,000	Citigroup, Inc. (Banking)	3.63	2/9/09	1,492,825
820,000	Citigroup, Inc. (Banking)	4.13	2/22/10	812,407
70,000	Citigroup, Inc. (Banking)	4.63	8/3/10	69,710
550,000	Citigroup, Inc. (Banking)	5.30	10/17/12	536,495
1,485,000	Comcast Cable Communications Holdings (Media)*	8.38	3/15/13	1,634,639
150,000	Comcast Corp. (Media)	6.50	11/15/35	142,594
575,000	Comcast Corp. (Media)	6.95	8/15/37	565,564

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$75,000	Comcast Corp. (Media)	7.05	3/15/33	$76,198
25,000	Consolidated Natural Gas, Series A (Gas – Distribution)	5.00	3/1/14	24,012
125,000	Consolidated Natural Gas, Series C (Gas – Distribution)	6.25	11/1/11	129,006
1,080,000	Credit Suisse Guernsey (Finance – Brokers) Callable 5/15/17 @ 100.00	5.86	5/29/49	900,340
100,000	Devon Financing Corp. ULC (Oil Comp – Exploration)	7.88	9/30/31	118,110
600,000	EDP Finance BV (Electric Utilities) (b)	6.00	2/2/18	597,462
200,000	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	171,103
400,000	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	395,422
225,000	Florida Power Corp. (Electric Utilities)	6.40	6/15/38	228,523
2,195,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,237,210
305,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	307,115
1,820,000	General Electric Capital Corp. (Diversified Financial Services)	5.63	5/1/18	1,760,040
755,000	General Electric Capital Corp. (Diversified Financial Services)	6.15	8/7/37	708,475
700,000	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	662,066
625,000	GlaxoSmithKline Capital, Inc. PLC (Medical Services)	4.85	5/15/13	624,158
665,000	Goldman Sachs Capital II (Finance – Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	462,414
1,540,000	Goldman Sachs Group, Inc. (Finance – Brokers)	5.25	10/15/13	1,507,444
50,000	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	49,500
325,000	Halliburton Co. (Oil – Field Services)	5.50	10/15/10	336,690
570,000	IBM Corp. (Computer Equipment)	5.70	9/14/17	578,502
200,000	Irwin Land LLC (Special Purpose) (b)	5.03	12/15/25	175,498
290,000	Irwin Land LLC (Special Purpose) (b)	5.30	12/15/35	250,018
1,450,000	JPMorgan Chase & Co., Series 1 (Banking) Callable 4/30/18 @ 100.00	7.90	4/29/49	1,359,578
1,075,000	JPMorgan Chase Bank NA (Banking)	6.00	7/5/17	1,061,735
495,000	JPMorgan Chase Bank NA (Banking)	6.00	10/1/17	480,864
585,000	JPMorgan Chase Capital XXV (Banking)	6.80	10/1/37	525,087
700,000	Kraft Foods, Inc. (Food)	6.13	2/1/18	680,457
825,000	Kraft Foods, Inc. (Food)	6.50	8/11/17	826,050
425,000	Lehman Brothers Holdings (Brokerage Services) (a)	4.48	9/15/22	411,784
115,000	Lehman Brothers Holdings (Brokerage Services)	5.25	2/6/12	108,828
325,000	Lehman Brothers Holdings (Brokerage Services)	5.75	7/18/11	313,789
615,000	Lehman Brothers Holdings (Brokerage Services)	6.20	9/26/14	586,998
825,000	Lehman Brothers Holdings (Brokerage Services)	6.75	12/28/17	775,026
210,000	Lehman Brothers Holdings (Brokerage Services)	7.88	8/15/10	216,061
730,000	Lehman Brothers Holdings, Series MTN (Brokerage Services)	5.63	1/24/13	690,949
400,000	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	337,267
108,000	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	120,043
950,000	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	935,454
880,000	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	768,345
500,000	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	469,070
325,000	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	328,241
4,340,000	Morgan Stanley (Brokerage Services) (a)	2.96	1/9/12	4,033,501
200,000	Morgan Stanley (Brokerage Services)	6.75	4/15/11	205,159
730,000	Morgan Stanley, Series MTN (Brokerage Services)	5.95	12/28/17	662,698
375,000	NationsBank Corp. (Banking)	7.80	9/15/16	401,840
40,000	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	42,659
210,000	News America Holdings (Media)	8.15	10/17/36	234,477
55,000	News America Holdings (Media)	8.45	8/1/34	66,316
225,000	News America Holdings (Media)	8.50	2/23/25	254,074
110,000	News America, Inc. (Media)	7.63	11/30/28	116,916
150,000	Ohana Military Communities LLC (Special Purpose) (b)	6.19	4/1/49	139,701

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$410,000	Oracle Corp. (Software)	5.75	4/15/18	$409,649
60,000	Phillips Petroleum Co. (Energy – Expl & Prod)	7.00	3/30/29	65,036
445,000	Progressive Corp. (Insurance)	6.70	6/15/37	390,209
825,000	Royal Bank of Scotland Group PLC (Banking) (b)	6.99	10/29/49	742,523
1,400,000	SLM Corp. (Financial Services) (a)	3.08	7/26/10	1,242,395
200,000	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	197,711
229,024	Structured Asset Receivable Trust, Series 2003-2 (Insurance) (a)(b)	3.22	1/21/09	225,589
5,000	Suncor Energy, Inc. (Oil & Gas)	6.50	6/15/38	4,851
275,000	SunTrust Bank (Banking)	4.42	6/15/09	275,667
170,000	TCI Communications, Inc. (Media)	7.88	8/1/13	182,462
10,000	TCI Communications, Inc. (Media)	7.88	2/15/26	10,856
1,275,000	Time Warner Cable, Inc. (Media – Cable)	6.20	7/1/13	1,296,505
150,000	Time Warner Entertainment (Media)	8.38	3/15/23	161,642
300,000	Time Warner, Inc. (Entertainment)	6.63	5/15/29	272,993
115,000	Time Warner, Inc. (Entertainment)	7.57	2/1/24	116,961
120,000	Transocean, Inc. (Oil & Gas)	6.00	3/15/18	120,180
155,000	Transocean, Inc. (Oil & Gas)	6.80	3/15/38	158,524
600,000	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	515,485
30,000	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	32,240
1,355,000	UBS AG Stamford CT (Banking)	5.88	12/20/17	1,318,076
1,000,000	UBS AG Stamford CT, Series MTN (Banking)	5.75	4/25/18	954,216
230,000	United Parcel Service, Inc. (Transportation Services)	6.20	1/15/38	233,125
400,000	USB Capital IX (Banking)	6.19	4/15/49	304,000
425,000	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	410,840
1,400,000	Wachovia Bank NA (Banking)	6.60	1/15/38	1,219,946
1,125,000	Wachovia Corp. (Banking) Callable 3/15/18 @ 100.00	7.98	2/28/49	1,033,200
85,000	WellPoint, Inc. (Medical Services)	5.95	12/15/34	73,493
480,000	Wells Fargo Co. (Banking)	4.20	1/15/10	481,399
750,000	Wells Fargo Co. (Banking)	4.63	8/9/10	757,565
210,000	Wells Fargo Co. (Banking)	4.88	1/12/11	212,895
175,000	XTO Energy, Inc. (Oil Comp – Exploration)	6.25	8/1/17	176,798
165,000	XTO Energy, Inc. (Oil Comp – Exploration)	6.75	8/1/37	167,312

	Total Corporate Bonds			59,057,711

	Asset Backed Securities — 4.36%
1,800,000	Chase Issuance Trust, Series 2007-A17, Class A	5.12	10/15/14	1,819,123
982,066	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	990,973
811,923	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	816,645
2,100,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,121,222
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	468,330
748,363	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	2.60	4/25/37	712,897
2,550,000	SLM Student Loan Trust, Series 2008-5, Class A2 (a)	4.00	10/25/16	2,588,648
640,000	SLM Student Loan Trust, Series 2008-5, Class A3 (a)	4.20	1/25/18	656,600
1,740,000	SLM Student Loan Trust, Series 2008-5, Class A4 (a)	4.60	7/25/23	1,809,600
1,600,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,547,623

	Total Asset Backed Securities			13,531,661

	Foreign Bonds — 2.53%
875,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	939,447
380,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	410,572
350,000	Bundesrepublik Deutschland (Sovereign)	4.25	7/4/39	497,835
625,000	Bundesrepublik Deutschland, Series 2005 (Sovereign)	4.00	1/4/37	850,874

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares or Principal Amount		Rate %	Maturity Date	Value

	Foreign Bonds (continued)
$2,100,000	Emirate of Abu Dhabi (Sovereign) (b)	5.50	8/2/12	$2,147,061
25,000	EnCana Holdings Financial Corp. (Energy – Exploration & Production)	5.80	5/1/14	25,271
225,000	National Westminster Bank (Banking)	7.38	10/1/09	231,399
145,000	Nationwide Building Society (Banking) (b)	4.25	2/1/10	142,482
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio) (c)	6.39	7/15/18	47,789
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio) (c)	6.40	10/15/18	47,022
275,000	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	275,602
420,195	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/1/14	403,678
216,968	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	213,402
225,000	Teck Cominco Ltd. (Metals)	6.13	10/1/35	197,885
325,000	Telecom Italia Capital (Wireless Telecommunications Services)	5.25	10/1/15	297,426
225,000	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	228,391
150,000	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	158,093
325,000	United Mexican States (Sovereign)	6.75	9/27/34	344,825
90,000	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	85,155
290,000	Vodafone Group PLC (Wireless Telecommunications Services)	7.75	2/15/10	303,040

	Total Foreign Bonds			7,847,249

	Preferred Stocks — 0.39%
19,500	Citigroup, Inc., Series AA, Callable 2/15/18 @ 25.00	0.51		436,800
35,000	Wachovia Corp.	0.50		784,700

	Total Preferred Stocks			1,221,500

	U.S. Government Agency Security — 11.14%
34,600,000	Federal Home Loan Bank (c)	2.00	7/1/08	34,600,000

	Total U.S. Government Agency Securities			34,600,000

	Time Deposits — 0.05%
142,912	Liquidity Management Control System Time Deposit (d)	1.25		142,912

	Total Time Deposits			142,912

	U.S. Treasury Obligations — 1.81%
575,000	Treasury Inflation Index Bond	1.75	1/15/28	560,970
450,000	Treasury Inflation Index Bond	2.38	1/15/25	537,848
4,500,000	U.S. Treasury Notes	3.38	6/30/13	4,508,086

	Total U.S. Treasury Obligations			5,606,904

	Total Investments (cost $339,784,862) — 108.35%			336,399,477
	Liabilities in excess of other assets — (8.35)%			(25,923,120)

	Net Assets — 100.00%			$310,476,357

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008. The maturity date represents actual maturity date.

(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008.

*	All or a portion of this security has been pledged as collateral for futures contracts and options on futures held by the Fund.

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

TBA — Security is subject to delayed delivery

ULC — Unlimited Liability Co.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) — June 30, 2008

Futures

Number of Contracts	Futures Contracts Positions	Value	Expiration	Unrealized Gain/Loss
272	90Day Euro$ Future	$65,742,400	Mar-09	$8,907
(53)	90Day Euro$ Future	(12,663,688)	Jun-10	114,686
24	90Day Euro$ Future	5,788,200	Jun-09	(30,553)
46	90Day Euro$ Future	11,134,300	Dec-08	19,410
42	Euro-Bund Future	7,310,989	Sep-08	(86,689)
(26)	U.S. Treasury 2 Year Note	(5,491,281)	Sep-08	(32,557)
117	U.S. Treasury 5 Year Note	12,934,898	Sep-08	109,140
(138)	U.S. Treasury 10 Year Note	(15,721,219)	Sep-08	(194,059)
69	U.S. Long Bond	7,975,969	Sep-08	136,078

	Total Unrealized Gain			$44,363

Options on Futures

Security Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value	Unrealized Gain/Loss
Put – Euro$ 1 Yr Mid Curve	$96.50	Sep-08	(145)	$(111,933)	$(186,687)	$(74,754)
Call – U.S. Treasury 10 Year Note	117.00	Aug-08	(32)	(28,896)	(11,000)	17,896
Put – U.S. Treasury 10 Year Note	113.00	Aug-08	(32)	(36,705)	(28,500)	8,205

Total Unrealized Loss						$(48,653)

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date	Value on 06/30/08	Unrealized Gain/ (Loss)
	Currencies Sold
910,582	Euro	07/23/08	1,432,889	1,431,739	1,150
122,500	Euro	07/23/08	189,651	192,611	(2,960)

	Total Currency Sold		$1,622,540	$1,624,350	$(1,810)

	Net Unrealized Gain/(Loss)				$(1,810)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds — 85.97%
$1,285,000	AES Corp. (Electric)	8.00	10/15/17	$1,259,300
295,000	Affinion Group, Inc. (Commercial Services) Callable Call 10/15/09 @ 105.06	10.13	10/15/13	295,738
415,000	Alamosa Delaware, Inc. (Financial Services) Callable Call 4/14/08 @ 104.25	8.50	1/31/12	410,850
695,000	Allied Waste North America (Commercial Services & Supplies)	6.38	4/15/11	688,050
650,000	Allied Waste North America (Commercial Services & Supplies) Callable Call 5/15/11 @ 103.56	7.13	5/15/16	646,750
1,405,000	Alltel Communications, Inc. (Telecom – Integrated/Svcs) Callable Call 12/1/12 @ 105.19 (a)	10.38	12/1/17	1,622,775
215,000	American Railcar Industries (Diversified Capital Goods) Callable Call 3/1/11 @ 103.75	7.50	3/1/14	199,950
375,000	American Tower Corp. (Communications Equipment) (a)	7.00	10/15/17	371,250
105,000	Amkor Technologies, Inc. (Electronics) Callable Call 8/4/08 @ 103.88	7.75	5/15/13	97,388
285,000	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	271,463
305,000	AMR Real Estate Finance (Diversified Financial Services) Callable Call 6/1/08 @ 104.06	8.13	6/1/12	292,800
450,000	Aquila, Inc. (Electric – Integrated)	9.95	2/1/11	462,473
725,000	Aquila, Inc. (Electric – Integrated)	14.88	7/1/12	842,812
820,000	Aramark Services, Inc. (Support – Services) Callable Call 2/1/11 @ 104.25	8.50	2/1/15	803,600
730,000	Atlas Energy Resources LLC (Oil Comp-Exploration) Callable Call 2/1/13 @ 105.38 (a)	10.75	2/1/18	759,200
655,000	Atlas Pipeline Partners LP (Oil & Gas) Callable Call 6/15/13 @ 104.38 (a)	8.75	6/15/18	650,087
685,000	Autonation, Inc. (Retail) (b)	4.71	4/15/13	578,825
475,000	Axcan Intermediate Holdings (Health Services) Callable Call 3/1/11 @ 106.94 (a)	9.25	3/1/15	478,562
325,000	Baldor Electric Co. (Capital Goods)	8.63	2/15/17	326,625
345,000	Ball Corp. (Packaging)	6.88	12/15/12	344,138
440,000	Bank of America Corp. (Banking) Callable Call 1/30/18 @ 100.00	8.00	12/29/49	412,223
345,000	Bausch & Lomb, Inc. (Optical Supplies) Callable Call 11/1/11 @ 104.94 (a)	9.88	11/1/15	346,725
895,000	BE Aerospace, Inc. (Aerospace/Defense) Callable Call 7/1/13 @ 104.25	8.50	7/1/18	898,356
725,000	Biomet, Inc. (Medical Products) Callable Call 10/15/12 @ 105.00	10.00	10/15/17	773,937
373,000	Boise Cascade LLC (Forestry/Paper)	7.13	10/15/14	298,400
500,000	Bombardier, Inc. (Aerospace/Defense) (a)	6.30	5/1/14	477,500
575,000	Bombardier, Inc. (Aerospace/Defense) (a)	8.00	11/15/14	589,375
690,000	Boston Scientific Corp. (Medical Instruments)	6.00	6/15/11	674,475
395,000	Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75	7.50	9/15/17	395,988
130,000	Cascades, Inc. (Paper & Related Products) Callable Call 7/24/08 @ 103.62	7.25	2/15/13	113,100
270,000	Case Corp. (Machinery & Equipment)	7.25	1/15/16	263,250
360,000	Catalent Pharma Solutions (Health Care Providers & Services) Callable Call 4/15/11 @ 104.75	9.50	4/15/15	322,200
205,000	Cenveo Corp. (Publishing & Printing) Callable Call 8/15/12 @ 105.25 (a)	10.50	8/15/16	202,950
200,000	Chart Industries, Inc. (Machinery & Equipment) Callable Call 10/15/10 @ 104.56	9.13	10/15/15	207,500
1,100,000	Charter Communications Opt LLC (Telecommunications Services) (a)	8.38	4/30/14	1,042,250
100,000	Chesapeake Energy Corp. (Oil Comp – Exploration)	6.50	8/15/17	93,500
335,000	Chesapeake Energy Corp. (Oil Comp – Exploration) Callable Call 6/15/09 @ 103.75	7.50	6/15/14	332,488
2,155,000	Chesapeake Energy Corp. (Oil Comp – Exploration)	7.63	7/15/13	2,160,387
285,000	Chesapeake Energy Corp. (Oil Comp – Exploration) Callable Call 7/7/08 @ 103.88	7.75	1/15/15	295,688
500,000	CII Carbon LLC (Metals) Callable Call 11/15/11 @ 105.56 (a)	11.13	11/15/15	492,500
235,000	Cimarex Energy Co. (Energy – Expl & Prod) Callable Call 5/1/12 @ 103.56	7.13	5/1/17	230,888
700,000	Citizens Communications (Telecom – Integrated/Svcs)	9.25	5/15/11	724,500
215,000	Clear Channel Communications, Inc. (Media – Broadcast)	4.90	5/15/15	126,850
60,000	Clear Channel Communications, Inc. (Media – Broadcast)	5.50	12/15/16	35,100
210,000	Clear Channel Communications, Inc. (Media – Broadcast)	6.88	6/15/18	123,900
320,000	Clear Channel Communications, Inc. (Media – Broadcast)	7.65	9/15/10	328,240
1,025,000	Community Health Systems, Inc. (Health Services) Callable Call 7/15/11 @ 104.44	8.88	7/15/15	1,031,406

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$970,000	Compton Petroleum Finance Corp. (Energy – Expl & Prod) Callable Call 12/1/09 @ 103.81	7.63	12/1/13	$953,025
1,060,000	Connacher Oil and Gas (Oil Comp – Exploration) Callable Call 12/15/11 @ 105.13 (a)	10.25	12/15/15	1,118,300
790,000	Constellation Brands, Inc. (Beverages)	8.38	12/15/14	799,875
665,000	Copano Energy LLC (Oil & Gas) Callable Call 6/1/13 @ 103.88 (a)	7.75	6/1/18	648,375
405,000	Copano Energy LLC (Oil & Gas) Callable Call 3/1/11 @ 104.06	8.13	3/1/16	407,025
1,395,000	Corrections Corporations of America (Health Services)	7.50	5/1/11	1,401,975
315,000	Cricket Communications, Inc. (Telecom – Integrated/Svcs) Callable Call 11/1/10 @ 104.69	9.38	11/1/14	303,188
295,000	Cricket Communications, Inc. (Telecom – Integrated/Svcs) Callable Call 7/15/12 @ 105.00 (a)	10.00	7/15/15	289,100
1,090,000	Crum & Forster Holding Corp. (P&C – Insurance) Callable Call 5/1/12 @ 103.88	7.75	5/1/17	1,010,975
370,000	Delux Corp. (Printing & Publishing) Callable Call 6/1/11 @ 103.69	7.38	6/1/15	323,750
465,000	DirecTV Holdings/Finance (Media – Cable) Callable Call 5/15/12 @ 103.81 (a)	7.63	5/15/16	458,025
1,560,000	DirecTV Holdings/Finance (Media – Cable)	8.38	3/15/13	1,606,800
505,000	DynCorp International LLC (Electric – Generation) Callable Call 2/15/09 @ 104.75	9.50	2/15/13	505,000
280,000	Dynegy Holdings, Inc. (Electric – Generation)	7.50	6/1/15	258,300
795,000	Dynegy Holdings, Inc. (Electric – Generation)	7.75	6/1/19	723,450
1,000,000	EchoStar DBS Corp. (Media – Cable)	5.75	10/1/08	1,000,000
175,000	EchoStar DBS Corp. (Media – Cable) (a)	7.75	5/31/15	170,188
1,000,000	Edison Mission Energy (Electric – Generation)	7.20	5/15/19	932,500
145,000	El Paso Corp. (Oilfield Services & Equipment)	7.00	6/15/17	141,910
575,000	El Paso Natural Gas Co. (Oilfield Services & Equipment)	7.25	6/1/18	566,375
135,000	El Paso Natural Gas Co. (Oilfield Services & Equipment)	8.63	1/15/22	149,804
1,615,000	Energy Future Holdings (Electric Utilities) Callable Call 11/1/12 @ 105.44 (a)	10.88	11/1/17	1,631,150
280,000	Enterprise Products Operation (Oil & Gas) Callable Call 1/15/18 @ 100.00	7.03	1/15/68	244,793
500,000	Expedia, Inc. (Internet Services) Callable Call 7/1/12 @ 104.25 (a)	8.50	7/1/16	488,750
695,000	FairPoint Communications, Inc. (Communications Technology) Callable Call 4/1/13 @ 106.56 (a)	13.13	4/1/18	681,100
820,000	FireKeepers Development Authority (Special Purpose) Callable Call 5/1/12 @ 110.50 (a)	13.88	5/1/15	801,550
95,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)	10.00	9/1/13	104,263
1,840,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)	10.63	9/1/16	2,143,600
750,000	Ford Motor Credit Co. (Auto Loans) (b)	5.46	1/13/12	533,084
1,465,000	Ford Motor Credit Co. (Auto Loans)	7.25	10/25/11	1,135,318
800,000	Ford Motor Credit Co. LLC (Auto Loans)	9.75	9/15/10	697,506
750,000	Ford Motor Credit Co. LLC (Auto Loans)	12.00	5/15/15	659,750
780,000	Forest Oil Corp. (Oil Comp – Exploration) Callable Call 6/15/12 @ 103.63 (a)	7.25	6/15/19	748,800
625,000	Freeport-McMoRan C & G (Metals/Mining ex Steel)	5.88	4/1/15	631,162
650,000	Freeport-McMoRan C & G (Metals/Mining ex Steel)	8.25	4/1/15	683,312
1,625,000	Freescale Semiconductor (Electronics) Callable Call 12/15/10 @ 104.44	8.88	12/15/14	1,320,312
500,000	Galaxy Entertainment Finance (Financial Services) Callable Call 12/15/08 @ 101.50 (a)(b)	8.13	12/15/10	485,000
100,000	Galaxy Entertainment Finance (Financial Services) Callable Call 12/15/09 @ 104.94 (a)	9.88	12/15/12	97,125
485,000	General Cable Corp. (Building Materials) Callable Call 4/1/09 @ 102.00 (b)	5.07	4/1/15	430,437
85,000	General Cable Corp. (Building Materials) Callable Call 4/1/12 @ 103.56	7.13	4/1/17	80,963
485,000	General Motors Acceptance Corp. LLC (Auto Loans)	5.63	5/15/09	449,061
1,640,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.00	12/15/11	1,128,555
600,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.63	5/15/12	411,610
360,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.88	9/15/11	258,686
275,000	Georgia-Pacific LLC (Paper & Related Products)	8.13	5/15/11	271,563
750,000	Georgia-Pacific LLC (Paper & Related Products)	9.50	12/1/11	762,187

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$1,520,000	Goodyear Tire & Rubber Co. (Auto Parts) (b)	6.68	12/1/09	$1,508,600
50,000	Goodyear Tire & Rubber Co. (Auto Parts) Callable Call 7/1/10 @ 104.50	9.00	7/1/15	49,875
1,260,000	Harrahs Operating Co., Inc. (Gaming) Callable Call 2/1/12 @ 105.38 (a)	10.75	2/1/16	1,045,800
360,000	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.25	8.50	4/1/15	362,700
490,000	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.44	8.88	4/1/15	492,450
160,000	HCA, Inc. (Health Services) Callable Call 11/15/10 @ 104.56	9.13	11/15/14	163,600
1,515,000	HCA, Inc. (Health Services) Callable Call 11/15/11 @ 104.63	9.25	11/15/16	1,560,450
1,990,000	HCA, Inc. (Health Services) Callable Call 11/15/11 @ 104.81	9.63	11/15/16	2,049,700
1,180,000	Health Management Associates, Inc. (Health Care)	6.13	4/15/16	1,032,500
430,000	Hertz Corp. (Support – Services) Callable Call 1/1/10 @ 104.44	8.88	1/1/14	393,450
235,000	Hertz Corp. (Support – Services)	10.50	1/1/16	213,850
235,000	Hexion US Finance/Nova Scotia (Chemicals) Callable Call 11/15/08 @ 102.00 (b)	7.18	11/15/14	195,050
850,000	Hexion US Finance/Nova Scotia (Chemicals) Callable Call 11/15/10 @ 104.88	9.75	11/15/14	769,250
175,000	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable Call 11/1/08 @ 103.56	7.13	11/1/13	162,750
1,000,000	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	887,500
775,000	Icahn Enterprises L.P. (Financial Services) Callable Call 2/15/09 @ 103.56	7.13	2/15/13	703,312
485,000	IDEARC, Inc. (Printing & Publishing) Callable Call 11/15/11 @ 104.00	8.00	11/15/16	304,944
1,600,000	Inmarsat Finance II PLC (Satellite Telecommunications) Callable Call 11/15/08 @ 105.19		11/15/12	1,616,000
750,000	Intergen NV (Energy – Expl & Prod) Callable Call 6/30/12 @ 104.50 (a)	9.00	6/30/17	776,250
822	Ion Media (Media)	11.00	7/31/13	230
6,447	Ion Media Networks, Inc. (Media)	11.00	7/31/13	1,805
405,000	IPALCO Enterprises, Inc. (Electric – Generation) (a)	7.25	4/1/16	398,925
300,000	Iron Mountain, Inc. (Commercial Services) Callable Call 7/24/08 @ 103.88	7.75	1/15/15	298,500
455,000	Iron Mountain, Inc. (Commercial Services) Callable Call 7/24/08 @ 101.44	8.63	4/1/13	457,275
300,000	iStar Financial, Inc. (Real Estate Investment Trusts)	8.63	6/1/13	274,500
750,000	Jabil Circuit, Inc. Series 144A (Electronic Equipment & Instruments) (a)	8.25	3/15/18	748,125
1,475,000	K Hovnanian Enterprises, Inc. (Building & Construction) Callable Call 11/1/10 @ 102.00 (a)	11.50	5/1/13	1,530,312
1,485,000	Kinder Morgan Finance Co. (Oil & Gas)	5.70	1/5/16	1,321,650
300,000	Lear Corp., Series B (Auto Parts) Callable Call 12/1/10 @ 104.25	8.50	12/1/13	247,875
120,000	Lear Corp., Series B (Auto Parts) Callable Call 12/1/11 @ 104.38	8.75	12/1/16	93,600
860,000	Lender Process Services (Diversified Financial Services) Callable Call 7/1/11 @ 106.09 (a)	8.13	7/1/16	861,075
1,050,000	Leucadia National Corp. (Diversified Capital Goods) Callable Call 3/15/12 @ 103.56	7.13	3/15/17	1,002,750
510,000	Level 3 Financing, Inc. (Telecommunications Services) Callable Call 2/15/12 @ 104.38	8.75	2/15/17	438,600
90,000	Level 3 Financing, Inc. (Telecommunications Services)	12.25	3/15/13	90,563
650,000	Levi Strauss & Co., (Apparel Manufacturers) Callable Call 4/1/11 @ 104.44	8.88	4/1/16	632,125
205,000	LIN Television Corp. (Media – Broadcast) Callable Call 7/24/08 @ 103.25	6.50	5/15/13	187,575
785,000	LIN Television Corp., Series B (Media – Broadcast)	6.50	5/15/13	718,275
845,000	Linn Energy LLC (Oil Comp – Exploration) Callable Call 7/1/13 @ 104.94 (a)	9.88	7/1/18	836,550
535,000	Mariner Energy, Inc. (Energy – Expl & Prod) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	517,612
380,000	Markwest Energy (Gas – Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	385,700
2,130,000	Markwest Energy (Gas – Distribution) Callable Call 4/15/13 @ 104.38 (a)	8.75	4/15/18	2,177,925
675,000	Mashantucket Pequot Tribe (Gaming) Callable Call 11/15/11 @ 104.25 (a)	8.50	11/15/15	595,687
1,020,000	Mediacom Broadband LLC/CRP (Media – Cable)	8.50	10/15/15	911,625
820,000	Mediacom LLC/Cap Corp. (Media – Cable)	9.50	1/15/13	772,850
100,000	MGM Mirage, Inc. (Gaming)	7.50	6/1/16	82,250
1,900,000	MGM Mirage, Inc. (Gaming)	8.50	9/15/10	1,876,250

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$178,906	Mirant Mid-Atlantic LLC, Series B (Electric – Integrated)	9.13	6/30/17	$196,796
560,219	Mirant Mid-Atlantic LLC, Series C (Electric – Integrated)	10.06	12/30/28	645,653
230,000	Moog, Inc. (Aerospace/Defense) Callable Call 6/15/13 @ 103.63 (a)	7.25	6/15/18	227,700
170,000	Mosaic Co. (Chemicals) (a)	7.38	12/1/14	177,650
250,000	Mosaic Co. (Chemicals) (a)	7.88	12/1/16	266,250
350,000	Newfield Exploration Co. (Energy – Expl & Prod)	6.63	4/15/16	321,125
380,000	Newfield Exploration Co. (Energy – Expl & Prod) Callable Call 5/15/13 @ 103.56	7.13	5/15/18	360,050
400,000	NewPage Corp. (Paper & Related Products) Callable Call 5/1/09 @ 106.00	10.00	5/1/12	405,000
1,195,000	Nortek, Inc. (Building Products) Callable Call 6/1/11 @ 105.00 (a)	10.00	12/1/13	1,141,225
720,000	Nortel Networks Ltd. (Communications Equipment) Callable Call 7/15/11 @ 105.38 (a)	10.75	7/15/16	712,800
460,000	Novelis, Inc. (Metals/Mining ex Steel) Callable Call 2/15/10 @ 103.63	7.25	2/15/15	434,700
2,370,000	NRG Energy, Inc. (Electric – Generation)	7.38	2/1/16	2,230,762
140,000	NRG Energy, Inc. (Electric – Generation)	7.38	1/15/17	132,300
200,000	NSG Holdings LLC/NSG Holding (Electric – Generation) (a)	7.75	12/15/25	197,000
705,000	NTL Cable PLC (Media – Cable)	8.75	4/15/14	662,700
475,000	NXP B.V./NXP Funding LLC (Electronic Components) Callable Call 10/15/10 @ 103.94	7.88	10/15/14	437,000
300,000	NXP B.V./NXP Funding LLC (Electronic Components) Callable Call 10/15/11 @ 104.75	9.50	10/15/15	261,000
165,000	Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	157,163
1,010,000	Omega Health Care Investors (Health Services)	7.00	1/15/16	949,400
1,100,000	OPTI Canada, Inc. (Oil Comp – Exploration) Callable Call 12/15/10 @ 104.13	7.88	12/15/14	1,086,250
850,000	OPTI Canada, Inc. (Oil Comp – Exploration) Callable Call 12/15/10 @ 104.13	8.25	12/15/14	845,750
805,000	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	825,125
1,120,000	Peabody Energy Corp. (Coal)	7.38	11/1/16	1,117,200
1,015,000	Petrohawk Energy Corp. (Energy – Expl & Prod) Callable Call 6/1/12 @ 103.94 (a)	7.88	6/1/15	990,894
935,000	Petrohawk Energy Corp. (Energy – Expl & Prod)	9.13	7/15/13	958,375
610,000	Pioneer Natural Resource Co. (Oil Comp – Exploration)	6.65	3/15/17	572,476
500,000	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 103.81	7.63	6/1/18	500,000
645,000	Psychiatric Solutions, Inc. (Health Care) Callable Call 7/15/10 @ 103.88	7.75	7/15/15	638,550
860,000	Quebecor Media, Inc. (Media) Callable Call 3/15/11 @ 103.88	7.75	3/15/16	799,800
1,580,000	Qwest Communications International (Telecom – Integrated/Svcs)	7.25	2/15/11	1,526,675
275,000	R.H. Donnelley Corp. (Printing & Publishing)	8.88	1/15/16	165,000
315,000	R.H. Donnelley Corp. (Printing & Publishing) Callable Call 10/15/12 @ 104.44 (a)	8.88	10/15/17	187,425
225,000	Rainbow National Services LLC (Media) Callable Call 9/1/09 @ 105.19 (a)	10.38	9/1/14	239,063
425,000	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/1/13 @ 103.63	7.25	5/1/18	421,812
280,000	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/15/11 @ 103.75	7.50	5/15/16	278,950
370,000	Rock-Tenn Co. (Paper & Related Products) Callable Call 3/15/12 @ 104.63 (a)	9.25	3/15/16	392,200
585,000	Rural Cellular Corp. (Telecommunications Services) Callable Call 7/24/08 @ 104.12	8.25	3/15/12	599,625
115,000	Ryerson, Inc. (Steel) Callable Call 11/1/09 @ 106.00 (a)(b)	10.25	11/1/14	108,100
90,000	Ryerson, Inc. (Steel) Callable Call 11/1/11 @ 106.00 (a)	12.00	11/1/15	89,325
200,000	Sabine Pass LNG LP (Gas - Distribution)	7.25	11/30/13	182,000
1,175,000	Sabine Pass LNG LP (Gas - Distribution)	7.50	11/30/16	1,057,500
1,200,000	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 104.00 (a)	8.00	6/1/18	1,206,000
405,000	Scientific Games Corp. (Hotels, Restaurants & Leasure) Callable Call 6/15/12 @ 103.94 (a)	7.88	6/15/16	402,975
950,000	Seitel, Inc. (Investments & Misc Finl Svcs) Callable Call 2/15/11 @ 104.88	9.75	2/15/14	849,062
45,000	Service Corp. International (Funeral Services)	6.75	4/1/15	42,863
735,000	Service Corp. International (Funeral Services)	7.00	6/15/17	701,925

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Corporate Bonds (continued)
$350,000	Silgan Holdings, Inc. (Containers & Packaging) Callable Call 11/15/08 @ 103.38	6.75	11/15/13	$330,750
255,000	Sinclair Broadcast Group, Inc. (Media) Callable Call 7/24/08 @ 102.67	8.00	3/15/12	256,913
760,000	SLM Corp. (Consumer Finance)	8.45	6/15/18	729,095
380,000	Smithfield Foods, Inc. (Food Wholesale)	7.75	7/1/17	315,400
315,000	Smurfit-Stone Container Enterprises, Inc. (Paper & Related Products) Callable Call 8/4/08 @ 104.12	8.25	10/1/12	274,838
365,000	Southwestern Energy Co. (Oil Comp-Exploration) (a)	7.50	2/1/18	375,552
445,000	Sprint Capital Corp. (Telecommunications)	6.90	5/1/19	390,488
935,000	Sprint Capital Corp. (Telecommunications)	7.63	1/30/11	918,637
270,000	Sprint Capital Corp. (Telecommunications)	8.38	3/15/12	267,300
640,000	SPX Corp. (Diversified Capital Goods) (a)	7.63	12/15/14	649,600
340,000	Stater Brothers Holdings (Food & Staples Retailing) Callable Call 4/15/11 @ 103.88	7.75	4/15/15	337,450
1,445,000	Steel Dynamics, Inc. (Steel) Callable Call 4/15/12 @ 103.88 (a)	7.75	4/15/16	1,437,775
460,000	Sungard Data Systems, Inc. (Computer Services) Callable Call 8/15/09 @ 104.56	9.13	8/15/13	464,600
290,000	Swift Energy Co. (Energy – Expl & Prod) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	267,525
1,025,000	Targa Resources Partners LP (Oil & Gas) Callable Call 7/1/12 @ 104.13 (a)	8.25	7/1/16	989,125
1,455,000	Telecordia Technologies (Telecom – Integrated/Svcs) Callable Call 7/15/08 @ 102.00 (a)(b)	6.46	7/15/12	1,254,937
985,000	Tenet Healthcare Corp. (Medical Services)	7.38	2/1/13	925,900
530,000	Tenet Healthcare Corp. (Medical Services)	9.25	2/1/15	519,400
265,000	Tenneco, Inc. (Auto Parts) Callable Call 11/15/11 @ 104.06	8.13	11/15/15	239,825
525,000	Tennessee Gas Pipeline Co. (Gas – Distribution)	7.50	4/1/17	553,157
1,965,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13 (a)	10.25	11/1/15	1,925,700
645,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13 (a)	10.25	11/1/15	632,100
340,000	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	335,750
280,000	Travelport LLC (Commercial Services) Callable Call 9/1/10 @ 104.94	9.88	9/1/14	248,500
325,000	United Refining Co. (Oil Refining & Marketing) Callable Call 8/15/08 @ 105.25	10.50	8/15/12	314,438
120,000	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/09 @ 102.00 (b)	6.30	6/1/15	112,200
1,090,000	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/11 @ 104.25	8.50	6/1/15	1,090,000
355,000	Univison Communication, Inc. (Media)	7.85	7/15/11	331,925
385,000	US Concrete, Inc. (Building Products)	8.38	4/1/14	341,688
250,000	Valassis Communication (Printing & Publishing) Callable Call 3/1/11 @ 104.13	8.25	3/1/15	226,875
500,000	Videotron Ltd. (Broadcasting & Cable TV) Callable Call 4/15/13 @ 104.56 (a)	9.13	4/15/18	522,500
1,110,000	Williams Partners LP/WIL (Gas – Distribution)	7.25	2/1/17	1,110,000
1,175,000	Wind Acquisition Financial (Telecom – Integrated/Svcs) Callable Call 12/1/10 @ 105.38 (a)	10.75	12/1/15	1,233,750
750,000	Windstream Corp. (Telecom – Integrated/Svcs)	8.63	8/1/16	748,125
320,000	Windstream Regatta Holdings, Inc. (Telecom – Integrated/Svcs) Callable Call 12/1/12 @ 105.50 (a)	11.00	12/1/17	220,800
1,235,000	Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	1,130,025

	Total Corporate Bonds			135,515,966

	Time Deposits — 9.75%
15,364,279	Liquidity Management Control System	1.25		15,364,279

	Total Time Deposits			15,364,279

	Foreign Bonds — 2.97%
745,000	CHC Helicopter Corp. (Transportation ex Air/Rail)	7.38	5/1/14	772,938
895,000	CIE General DE Geophysique (Oil Equipment)	7.50	5/15/15	892,762
290,000	CIE General DE Geophysique (Oil Equipment)	7.75	5/15/17	290,363

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — June 30, 2008

Shares or Principal Amount		Rate %	Maturity Date	Value

	Foreign Bonds (continued)
$315,000	Flextronics International Ltd. (Electronics)	6.50	5/15/13	$300,825
370,000	Ineos Group Holdings PLC (Chemicals) (a)	8.50	2/15/16	243,275
1,860,000	Kabel Deutschland GmbH (Media – Cable)	10.63	7/1/14	1,901,850
305,000	Quebecor Media, Inc. (Media)	7.75	3/15/16	283,650

	Total Foreign Bonds			4,685,663

	Asset Backed Securities — 0.63%
1,123,000	CitiFinancial Mortgage Securities, Inc., Series 2003-1, Class AF5	4.28	1/25/33	989,633

	Total Asset Backed Securities			989,633

	Common/Preferred Stocks and Rights — 0.12%
183,438	Adelphia restructure Rights to Time Warner Cable, Inc., Class A Stock (Media) (c)(d)(e)			183,438
3	Ion Media Networks, Inc. (Media) (a)(d)(e)			0
2	Ion Media Networks, Inc. (Media) (d)(e)			0
303	Time Warner Cable, Inc., Class A (Media) (e)			8,023

	Total Common/Preferred Stocks and Rights			191,461

	Total Investments (cost $160,644,156) — 99.44%			156,747,002
	Other assets in excess of liabilities — 0.56%			875,738

	Net Assets — 100.00%			$157,622,740

(a)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008. The maturity date represents actual maturity date.

(c)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

(d)	Escrow Security due to bankruptcy.

(e)	Represents non-income producing security.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds — 97.43%
	Alabama — 6.35%
$1,000,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25	3/1/13	$1,059,240
1,000,000	Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 11/1/08 @ 101.5	5.25	11/1/11	1,021,870

				2,081,110

	Arizona — 3.99%
250,000	Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75	7/1/19	259,893
1,000,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,048,000

				1,307,893

	Florida — 9.62%
1,250,000	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,292,925
735,000	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	794,307
1,000,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,067,790

				3,155,022

	Idaho — 3.47%
1,105,000	Idaho State Building Authority Building Revenue, Capitol Project (FGIC)	5.00	9/1/09	1,139,343

	Illinois — 13.22%
1,000,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,066,950
1,175,000	Cook County Illinois High School District No. 201 J Sterling Morton Township, GO, ETM (FGIC)		12/1/09	1,128,376
1,000,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,067,560
1,000,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,074,700

				4,337,586

	Indiana — 6.02%
1,015,000	East Porter County School Building Corporation Revenue (MBIA)	5.00	1/15/10	1,044,110
920,000	Indiana University Student Fee Revenue, Series L, Callable 8/1/08 @ 101	5.00	8/1/09	931,049

				1,975,159

	Iowa — 7.81%
1,300,000	Cedar Rapids Iowa, GO, Callable 6/1/09 @ 100	5.25	6/1/12	1,331,863
1,150,000	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100	5.25	8/1/13	1,228,534

				2,560,397

	Kansas — 2.48%
810,000	Saline County Kansas Unified School District No. 305, GO, Callable 9/1/08 @ 100 (FSA)	5.25	9/1/11	813,515

	Massachusetts — 5.70%
2,000,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedial, Series A-2, Zero Coupon (b)	8.25	8/1/10	1,868,500

	Michigan — 7.58%
650,000	Hamilton Michigan Community School District, GO (FSA Q-SBLF)	5.00	5/1/12	689,403
1,700,000	Michigan State Building Authority Revenue, State Police Communications – III	5.50	10/1/10	1,796,050

				2,485,453

	Nevada — 3.23%
1,000,000	Nevada State Colorado River Community, Series I, GO (FSA)	5.00	9/15/11	1,057,730

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2008

Shares or Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	New York — 3.24%
$1,000,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (MBIA)	5.25	10/1/11	$1,062,650

	Ohio — 9.36%
1,300,000	Cleveland Ohio Airport Systems Revenue, Series A, Prerefunded 1/1/10 @ 101 (FSA)	5.25	1/1/16	1,360,138
1,625,000	Ohio State Higher Education, Capital Facilities, Series B, GO, Prerefunded 5/1/10 @ 100	5.63	5/1/15	1,711,239

				3,071,377

	Tennessee — 3.20%
1,000,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,049,900

	Texas — 8.94%
1,000,000	El Paso Texas Independent School District, GO, Callable 2/15/09 @ 100 (PSF-GTD)	5.00	2/15/12	1,011,360
750,000	Mesquite Texas Independent School District No. 1, GO, Callable 8/15/08 @ 100 (PSF-GTD)	5.25	8/15/09	752,618
1,130,000	University of Texas University Revenue, Series B	5.00	8/15/09	1,168,883

				2,932,861

	Utah — 3.22%
1,000,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100	5.00	8/1/13	1,057,150

	Total Municipal Bonds			31,955,646

	Money Market Mutual Funds — 1.15%
378,028	SSgA Tax Free Money Market Fund (a)	1.41		378,028

	Total Money Market Mutual Funds			378,028

	Total Investments (cost $32,107,783) — 98.58%			32,333,674
	Other assets in excess of liabilities — 1.42%			466,899

	Net Assets — 100.00%			$32,800,573

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008. The maturity date represents actual maturity date.

(b)	Rate disclosed represents effective yield at purchase.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Permanent School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds — 90.24%
	Alabama — 0.17%
$500,000	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	$503,335
500,000	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	515,285

				1,018,620

	Alaska — 1.52%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	403,444
5,735,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,306,825
3,445,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,163,819

				8,874,088

	Arizona — 4.08%
410,000	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	423,583
9,500,000	Arizona Health Facilities Authority Revenue, Banner Health, Series B (a)	2.68	1/1/37	7,586,985
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,039,960
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,517,505
320,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	320,000
100,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	101,764
345,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	354,539
365,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	376,129
380,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	392,190
395,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	412,657
250,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	264,848
335,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	355,472
460,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	491,864
430,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	458,875
250,000	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	260,818
930,000	Pinal County Arizona Individual Development Authority Correctional Facilities, Florence West Prison, Series A (ACA)	3.88	10/1/09	928,893
850,000	Pinal County Arizona Certificates Participation	3.50	12/1/08	854,411
145,000	Pinal County Arizona Certificates Participation	4.00	12/1/10	147,095
1,895,000	Pinal County Arizona Certificates Participation	5.00	12/1/14	1,983,705
2,420,000	Pinal County Arizona Certificates Participation	5.25	12/1/15	2,551,696
245,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	245,000
95,000	Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	95,950
175,000	Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	176,750
455,000	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	456,706

				23,797,395

	Arkansas — 1.19%
135,000	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	131,873
860,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	863,827
530,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	526,216
785,000	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	744,957
515,000	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	515,891
100,000	Jefferson County Arkansas Health Care & Residential Facilities Board, Single Family Revenue, ETM (FSA)	7.40	12/1/10	107,112

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Arkansas (continued)
$500,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	$508,445
1,025,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,007,001
260,000	Springdale Arkansas Sales & Use Tax Revenue (MBIA)	4.00	7/1/16	260,479
1,623	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B (Private/Verex MTGS)	7.75	9/1/11	1,621
1,435,000	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	1,425,213
75,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM (FHA/VA MTGS)	7.88	10/1/10	80,467
505,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	503,879
280,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	286,303

				6,963,284

	California — 6.27%
500,000	ABAG Finance Authority for Non-Profit Corporations California Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	505,465
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	809,536
1,000,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,016,340
4,000,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,004,880
4,400,000	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,408,096
100,000	California State, GO	4.00	2/1/09	101,194
100,000	California State, GO	5.00	3/1/09	102,018
100,000	California State, GO	6.75	8/1/10	107,748
250,000	California State, GO	6.30	9/1/11	272,718
5,000,000	California State, GO	5.00	8/1/21	5,131,650
1,000,000	California State, GO	5.00	8/1/22	1,022,080
250,000	California State, GO	5.00	11/1/22	255,975
130,000	California State, Water Residential Development	5.10	3/1/10	130,170
245,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	236,719
1,050,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,079,032
55,000	Colton California Redevelopment Agency, ETM (MGIC)	7.25	8/1/11	58,841
5,415,000	Contra Costa California Home Mortgage Finance Authority, Zero Coupon, ETM (MBIA) (b)	11.50	9/1/17	2,890,094
35,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	35,258
50,000	Emeryville California Redevelopment Agency, ETM	7.50	9/1/11	53,534
3,312,198	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	3,175,901
1,900,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	3.20	11/15/25	1,487,605
2,100,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	3.22	11/15/26	1,623,006
3,000,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	3.24	11/15/27	2,295,840
325,000	Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	334,584

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	California (continued)
$1,635,000	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	$1,634,853
50,000	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	52,533
15,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM (FNMA/FHA/VA MTGS)	7.75	10/1/11	16,244
190,000	Sacramento California Municipal Utilities District Electricity Revenue, Series B, ETM	6.13	6/1/11	198,567
15,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	15,758
65,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM (FHA/VA/Private MTGs)	7.13	1/1/11	69,380
2,455,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,507,856
110,000	Turlock California Public Financing Authority	5.25	9/1/15	113,149
760,000	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	876,272

				36,622,896

	Colorado — 2.96%
80,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,550
120,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,810
1,070,000	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,128,454
2,355,000	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,367,576
2,570,000	Colorado Housing Finance Authority Single Family Mortgage Revenue, Series A-5, Class III	5.00	11/1/34	2,552,267
15,000	Colorado Housing Financial Authority	6.50	5/1/16	15,242
15,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	14,997
90,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	90,340
23,000	Colorado Housing Financial Authority	6.55	5/1/25	23,385
10,000	Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	10,000
750,000	E-470 Business Metropolitan District Colorado, Prerefunded 12/1/09 @ 100 (ACA)	5.13	12/1/17	776,693
3,515,000	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,432,960
60,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	60,864
1,750,000	Interlocken Metropolitan District Colorado, Series A (RADIAN)	5.75	12/15/11	1,810,217
4,605,385	MMA Financial CDD Senior Securitization Trust, Pass Through Certificates, Series A (LOC) (c)	3.38	11/1/08	4,590,510
174,342	University of Colorado Registrants Participation Institutes	6.00	12/1/13	184,264

				17,259,129

	Connecticut — 0.49%
740,000	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	755,310
2,040,000	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,100,017

				2,855,327

	Delaware — 0.82%
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	581,141
100,000	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	99,893
3,945,000	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (FSA)	5.80	7/1/35	4,001,019
105,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	111,904

				4,793,957

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	District of Columbia — 1.44%
$1,935,000	District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	$1,755,374
100,000	District of Columbia Certificates Participation (AMBAC)	5.25	1/1/09	101,338
140,000	District of Columbia Hospital Revenue, Series A, ETM (MBIA)	5.25	8/15/12	140,508
765,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	775,412
215,000	District of Columbia Revenue, American Association of Advancement of Science (AMBAC)	5.25	1/1/16	219,691
5,040,000	District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,209,646
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	226,981

				8,428,950

	Florida — 5.34%
1,150,000	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,158,866
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,395,935
995,000	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/01/12 @ 102	8.95	10/1/33	1,215,383
1,335,000	Crossings at Fleming Island Community Development District, Florida Utility Revenue, Prerefunded 10/1/09 @ 102	6.75	10/1/25	1,428,370
2,235,000	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,187,730
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	159,346
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,668,372
6,750,000	Highlands County Florida Health Facilities Authority Revenue, Series A, Prerefunded 11/15/11 @ 101	6.00	11/15/31	7,399,957
630,000	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	646,619
105,000	Jacksonville Florida Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	108,389
1,290,000	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,291,096
55,000	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	64,554
1,000,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,077,250
75,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	84,002
25,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	25,348
105,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	106,896
500,000	Miami-Dade County Florida Special Obligation, Zero Coupon (MBIA) (b)	4.58	10/1/35	448,250
3,940,000	Oakstead Florida Community Development District Capital Improvement Revenue, Series A, Prerefunded 5/1/12 @ 101	6.88	5/1/33	4,401,650
1,370,000	Okaloosa County Florida, Water and Sewer Revenue (FSA)	4.50	7/1/25	1,322,612
100,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	104,654
700,000	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D (MBIA)	5.75	10/1/13	723,940
750,000	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	744,675
130,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	149,789
120,000	Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	120,427
1,000,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,098,430

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Florida (continued)
$65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	$65,807
1,000,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	960,770

				31,159,117

	Georgia — 0.55%
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,026
125,000	Emanuel County Georgia, GO	5.15	8/1/10	125,321
35,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	35,364
135,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	138,640
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	213,380
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,692,599

				3,210,330

	Hawaii — 0.16%
640,000	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	646,867
265,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	268,262

				915,129

	Idaho — 1.36%
110,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	106,856
360,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	347,069
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	101,327
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	99,115
20,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	20,740
1,650,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,439,856
1,810,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,766,777
1,600,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,493,280
2,000,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series H-CL, Class III, AMT	5.00	1/1/28	1,888,160
5,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	5,046
10,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.25	7/1/11	10,043
25,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.10	7/1/12	24,991
640,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	628,570

				7,931,830

	Illinois — 6.42%
310,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	336,973
2,000,000	Bartlett Illinois Tax Increment Revenue, Senior Lien Quarry Redevelopment Project	5.60	1/1/23	1,866,400
205,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	208,419
555,000	Bolingbrook Illinois Sales Tax Revenue, Zero Coupon	5.75	1/1/15	567,043
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	564,131
3,000,000	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,084,900
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,968

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Illinois (continued)
$40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	$40,564
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	56,575
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	56,511
475,000	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	493,416
500,000	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	517,970
984,000	Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	916,429
3,586,000	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,414,625
2,405,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,446,318
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,543,048
70,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	70,022
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	933,553
380,000	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	393,973
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	379,225
130,000	Illinois Educational Facilities Authority Revenue, Augustana College, ETM	4.60	10/1/08	130,863
2,125,000	Illinois Educational Facilities Authority Revenue, Zero Coupon (b)	11.50	7/1/14	1,447,529
1,250,000	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,210,500
900,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	916,506
70,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.75	12/1/08	71,426
25,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	25,111
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,328
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	636,370
1,640,000	Lake County Illinois Community School District, Zero Coupon (FSA)		12/1/17	1,071,920
90,000	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	106,904
180,000	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	214,083
2,746,000	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,674,329
325,000	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	343,015
1,055,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	1,056,783
430,000	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	431,965
735,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	736,617
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,883,569
350,000	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	365,039
1,383,000	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,396,304
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	468,714
255,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	255,089

				37,474,027

	Indiana — 2.10%
120,000	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	120,880
1,170,000	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,151,783
1,440,000	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,404,691

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Indiana (continued)
$550,000	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	$524,051
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	81,106
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	111,487
230,000	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	231,258
385,000	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	392,180
600,000	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	552,396
2,500,000	IPS Multi-School Building Corp. Indiana (FSA)	4.50	1/15/31	2,384,125
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,435,731
1,735,000	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,622,607
125,000	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	128,529
2,000,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,099,020

				12,239,844

	Iowa — 1.69%
965,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	990,794
1,115,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,143,611
500,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	505,715
4,085,000	Tobacco Settlement Authority Iowa Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,381,939
1,775,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,635,787
1,400,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,185,954

				9,843,800

	Kentucky — 1.39%
2,815,000	Jefferson County Kentucky Health Facilities Revenue, Alliant Health Systems, ETM (MBIA)	5.13	10/1/27	2,836,394
50,000	Kentucky State Turnpike Authority Resource Recovery, ETM	6.63	7/1/08	50,000
300,000	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project (MBIA)	5.13	8/1/18	303,303
165,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	169,212
115,000	Louisville Kentucky Water Revenue, ETM	6.13	11/15/13	122,129
4,400,000	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,622,904

				8,103,942

	Louisiana — 3.16%
40,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	40,528
500,000	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	537,750
1,065,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,059,877
1,175,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,183,248
320,000	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	311,174
950,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,006,829

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Louisiana (continued)
$1,050,000	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	$1,074,360
10,000,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA) (a)	2.49	2/15/36	7,478,700
155,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	158,912
1,215,000	Louisiana State Military Department Custody Recipients, Prerefunded 9/1/08 @ 103	3.40	12/1/11	1,245,776
2,936,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,138,555
1,175,000	Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,207,865

				18,443,574

	Maine — 0.04%
175,000	Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	178,139
35,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	35,571

				213,710

	Maryland — 0.34%
50,000	Annapolis Maryland Economic Development Revenue, St. Johns College, ETM	5.00	10/1/08	50,386
15,000	Annapolis Maryland Economic Development Revenue, St. Johns College, Unrefunded	5.00	10/1/08	15,074
85,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	85,979
750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	742,380
1,000,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,097,460
10,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, SUB, AMT (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,069

				2,001,348

	Massachusetts — 1.78%
100,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	105,262
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	388,335
2,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Civic Investments, Series A, Prerefunded 12/15/12 @ 102 (GTY AGMT)	9.00	12/15/15	3,212,433
3,230,000	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	3,414,982
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	534,728
25,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,257
40,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	40,411
1,670,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,748,290
410,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	414,690
500,000	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	505,840

				10,390,228

	Michigan — 2.25%
500,000	Detroit/Wayne County Michigan Stadium Authority (FGIC)	5.25	2/1/09	505,945
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	210,865
1,415,000	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,440,796
285,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	284,040
250,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	244,225
2,715,000	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,872,714

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Michigan (continued)
$1,275,000	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	$1,361,279
4,300,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital & Medical Center, ETM (AMBAC)	5.25	5/15/13	4,354,481
220,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	227,377
60,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals, ETM	7.13	5/1/09	61,087
35,000	Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project, ETM	7.00	8/1/08	35,141
900,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	909,027
540,000	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	540,432
100,000	Saginaw Michigan Hospital Finance Authority, ETM	7.50	11/1/10	106,181

				13,153,590

	Minnesota — 0.18%
100,000	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	103,665
75,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	80,000
10,000	North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	10,151
830,000	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA)	7.00	12/1/11	860,702

				1,054,518

	Mississippi — 0.40%
80,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	80,163
65,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	65,920
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	966,329
700,000	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	701,337
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	511,146

				2,324,895

	Missouri — 2.15%
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40,989
545,000	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	561,911
1,630,000	I470 & 350 Transportation Development District Missouri Transportation Sales Tax Revenue, Refunded & Improvement (RADIAN)	4.60	6/1/29	1,605,338
700,000	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	743,519
230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	230,531
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	248,170
6,125,000	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	6,168,794
215,000	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	206,060
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,578
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,434
360,000	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	361,548
115,000	St. Louis Missouri School District	6.00	4/1/12	115,539
885,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	830,325
1,000,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	921,420

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Missouri (continued)
$100,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	$92,193
75,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	68,329

				12,555,678

	Montana — 0.45%
1,250,000	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,325,750
145,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM (MBIA)	6.88	6/1/11	145,299
345,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM (MBIA)	6.88	6/1/20	355,674
390,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM (MBIA)	6.88	6/1/20	402,067
410,000	Montana State Board Investment, Refunded Payroll Tax, ETM (MBIA)	6.88	6/1/20	422,685

				2,651,475

	Nebraska — 0.78%
390,000	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	391,778
220,000	Clay County Nebraska Industrial Development Revenue, AMT (LOC)	4.75	3/15/09	221,586
1,100,000	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,122,528
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,133
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,178
475,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	380,404
765,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	601,872
1,030,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	919,203
1,000,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	849,150

				4,576,832

	Nevada — 0.09%
30,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	30,543
460,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	458,156
5,000	Nevada Housing Division, Single Family Mortgage (FHA/ VA/ Private MTGS)	5.45	4/1/10	5,009
10,000	Nevada Housing Division, Single Family Mortgage (FHA/ VA MTGS)	4.95	4/1/12	9,974
35,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,000

				538,682

	New Hampshire — 0.38%
500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	495,195
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,131
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	498,703
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.13	10/1/13	1,180,164

				2,219,193

	New Jersey — 4.05%
75,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	77,207
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	83,373
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	84,426
85,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	90,548
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	96,713
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	97,349
95,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	103,253
100,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	108,986
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	114,446
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	114,326

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	New Jersey (continued)
$110,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	$119,544
115,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	124,673
120,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	129,986
125,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	135,313
130,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	140,682
135,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	145,966
140,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	151,159
145,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	156,261
150,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	161,266
160,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	171,536
170,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	181,434
175,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	186,093
185,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	196,218
25,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	25,840
465,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/18	472,807
720,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/19	728,194
719,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/20	720,913
2,190,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,314,326
7,555,000	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,858,862
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	201,780
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,339
1,175,000	Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,200,721
1,220,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,302,106
1,275,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,366,239
1,415,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	1,454,436
135,000	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	138,942
1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,496,700
500,000	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	571,345
160,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	160,000
305,000	New Jersey State Housing & Mortgage Finance Agency Revenue, AMT (MBIA)	5.40	10/1/20	305,116
145,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	154,149
175,000	Passaic County New Jersey, GO (FSA)	5.00	9/15/12	177,331

				23,670,904

	New Mexico — 0.23%
30,000	Albuquerque New Mexico Hospital Revenue, ETM	7.50	7/1/08	30,000
10,000	Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	10,047
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue (AMBAC)	4.00	6/15/14	1,327,807

				1,367,854

	New York — 6.08%
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	126,664
110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	111,414
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	327,751

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	New York (continued)
$305,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/08	$304,341
315,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	312,351
185,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	182,612
115,000	Capital District Youth Center New York (LOC)	6.00	2/1/17	115,358
895,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	947,044
900,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/18	928,665
760,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/20	774,828
765,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/21	771,135
500,000	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	522,120
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	797,848
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,479,042
10,000,000	New York State Dormitory Authority Revenue (FHA)	4.70	2/15/35	9,040,200
320,000	New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	320,000
745,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center (SONYMA)	5.63	7/1/22	761,412
115,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	116,252
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,945,507
5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,934,215
1,295,000	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,352,109
510,000	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	510,989
1,640,000	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,555,983
2,200,000	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A, AMT (FNMA)	4.50	11/15/27	1,946,934
300,000	New York State Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded 4/1/09 @ 101 (AMBAC)	5.13	4/1/12	310,479
300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	303,837
245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	248,484
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	101,845
105,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	105,803
200,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	203,390
40,000	Triborough Bridge & Tunnel Authority New York, Convention Center Project, Series E	7.25	1/1/10	41,705

				35,500,317

	North Carolina — 0.44%
10,000	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens, Prerefunded 11/1/09 @ 100	10.50	5/1/11	10,929
1,125,000	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,209,105

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	North Carolina (continued)
$1,065,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	$1,052,220
130,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	131,301
140,000	North Carolina Medical Care, Community Hospital Revenue Bond, Memorial Mission Hospital Project, ETM	7.63	10/1/08	142,008

				2,545,563

	North Dakota — 0.95%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,273,650
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,677,340
1,705,000	Fargo North Dakota Public School District No. 1, Limited Tax - School Building, GO	5.00	5/1/22	1,730,251
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	111,393
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	111,361
160,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,000
65,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,573
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	191,334
180,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	180,967
75,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,205

				5,577,074

	Ohio — 2.57%
1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,042,910
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	529,610
155,000	Hancock County Ohio, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT (FHLB)	5.05	1/1/10	155,079
575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	590,853
990,000	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,064,804
160,000	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	160,056
2,320,000	Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,302,832
500,000	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	519,965
3,500,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,640,455
250,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	263,585
780,000	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	758,254
50,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	50,428
210,000	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	213,532
230,000	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	232,307
655,000	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	606,694
2,000,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (LOC)	4.25	5/1/10	1,976,880
1,000,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	929,360

				15,037,604

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Oklahoma — 1.82%
$470,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	$471,701
145,000	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	147,738
1,975,000	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,942,610
520,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	526,516
1,650,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,665,856
5,830,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	5,879,963

				10,634,384

	Pennsylvania — 13.70%
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	262,426
125,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM (AMBAC)	5.50	8/15/10	125,478
1,520,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Series B, Prerefunded 11/15/10 @ 102	9.25	11/15/15	1,724,987
30,000	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	31,104
110,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	111,954
1,480,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,481,643
25,000	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,136
455,000	Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	458,968
120,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	121,336
25,000	Blair County Pennsylvania Hospital Authority, ETM	6.90	7/1/08	25,000
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	738,397
1,420,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,387,212
395,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	383,391
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,013
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,092
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,135
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,183,065
1,350,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B (ACA)	5.80	12/1/13	1,344,357
1,525,000	Chester Upland School District Pennsylvania	4.00	5/15/11	1,538,054
1,240,000	Chester Upland School District Pennsylvania	4.20	5/15/13	1,248,147
1,065,000	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,103,478
1,405,000	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,445,169
125,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.38	1/15/13	123,780
135,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.50	1/15/14	133,792
145,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.60	1/15/15	143,831
545,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.90	1/15/18	545,627
290,000	Claysburg Kimmel Pennsylvania School District (FGIC)	4.00	1/15/20	290,389
55,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	59,088
80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,170
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	832,289

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Pennsylvania (continued)
$85,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	$85,856
885,000	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	948,039
1,050,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/11	1,079,746
1,105,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/12	1,135,100
1,155,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/13	1,185,977
1,215,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/14	1,245,241
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project, Prerefunded 4/1/10 @ 100	6.25	4/1/30	212,080
750,000	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	827,122
11,325,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	11,831,341
8,000,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)	2.55	6/1/37	6,143,120
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,664
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	86,019
500,000	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	507,370
375,000	Lancaster Pennsylvania School District (FSA)	4.25	6/1/27	356,707
250,000	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	239,940
315,000	Lancaster Pennsylvania School District, Series A (FSA)	4.20	6/1/23	299,540
545,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	550,319
6,000,000	Lehigh County Pennsylvania General Purpose Authority Revenues, St. Lukes Hospital Bethlehem (a)	2.81	8/15/42	3,878,940
335,000	McKeesport Pennsylvania Area School District, ETM (FSA)	5.00	4/1/13	349,338
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	250,381
1,300,000	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,295,047
1,800,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,874,916
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College (RADIAN)	4.70	7/1/12	90,608
190,000	Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon, AMT (b)	5.25	4/1/30	179,523
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	542,635
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,258
680,000	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	695,470
5,545,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Foundation for Indiana University, Series A (XLCA) (a)	2.26	7/1/17	4,890,246
800,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	815,952
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	764,035

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Pennsylvania (continued)
$2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	$1,956,000
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.60	11/15/09	100,418
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	311,597
55,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	55,571
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	148,969
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	210,877
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	206,384
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	139,483
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	351,802
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,030,690
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,021,360
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	511,185
375,000	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	374,779
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,475,224
60,000	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,688
705,000	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	702,307
80,000	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	81,137
620,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	617,632
585,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	582,765
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,797
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,670
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	252,793
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,527,200
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	801,072
950,000	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,016,737
1,000,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,038,650
135,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	135,020
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	838,127
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	733,361
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,117

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Pennsylvania (continued)
$325,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	$325,916
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,268
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue (FGIC)	5.13	7/1/16	251,688
1,000,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,103,140
30,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	30,958
165,000	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	166,181
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	501,995
280,000	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	279,636
70,000	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	70,148
40,000	York Township Pennsylvania Water & Sewer, ETM	6.00	8/1/13	42,319

				80,005,699

	Puerto Rico — 0.04%
215,000	University of Puerto Rico Revenues	5.50	6/1/12	215,305

	Rhode Island — 0.40%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	108,949
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	108,595
110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	112,590
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	122,032
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	126,379
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	130,493
555,000	Providence Rhode Island Redevelopment Agency, Certificates of Participation, Series A (RADIAN)	3.13	9/1/08	554,994
880,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	900,038
215,000	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG) (b)	7.70	11/1/12	169,312

				2,333,382

	South Carolina — 0.42%
1,020,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,091,165
1,250,000	Lee County South Carolina School Facilities, Inc., Installment Purpose Revenue, Series 2006 (RADIAN)	6.00	12/1/20	1,347,725
22,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	22,054

				2,460,944

	South Dakota — 0.09%
500,000	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	552,105

	Tennessee — 0.68%
50,000	Greenville Tennessee Health & Educational Facilities, ETM	8.70	10/1/09	52,300
320,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	337,741
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,745,768

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Tennessee (continued)
$1,100,000	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	$1,195,590
640,000	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	648,902

				3,980,301

	Texas — 4.06%
910,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	964,545
340,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	353,838
187,000	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	189,216
100,000	Brazoria County Texas Municipal Utilities District No. 6 (RADIAN)	7.00	9/1/09	104,807
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	201,058
96,003	Capital Area Housing Finance Corp. Mortgage Revenue, IDK Partners II, Class A	6.50	11/1/19	97,415
295,000	Dallas Texas, GO	5.13	2/15/12	298,230
320,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A (ACA)	5.25	2/15/10	322,704
5,000	Denison Texas Hospital Authority Hospital Revenue, ETM	7.13	7/1/08	5,000
600,000	Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	580,308
130,000	Edgewood Texas Independent School District	4.90	8/15/08	130,456
130,000	Edgewood Texas Independent School District	5.00	8/15/09	130,472
140,000	Edgewood Texas Independent School District	5.00	8/15/10	140,508
160,000	Edgewood Texas Independent School District	5.25	8/15/13	160,626
75,000	Garland Texas, Certificates of Obligation	5.75	2/15/18	76,798
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract (RADIAN)	5.25	9/1/10	519,095
120,000	Harris County Texas Hospital District Mortgage Revenue (MBIA)	7.40	2/15/10	123,354
260,000	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	266,224
120,000	Harris County Texas Municipal Utilities District No. 368 (RADIAN)	7.00	9/1/14	127,938
296,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	306,020
100,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	104,491
35,000	Houston Texas Sewer System Revenue, ETM	6.38	10/1/08	35,392
10,000	Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	10,000
400,000	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	410,116
1,730,000	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,746,798
65,000	Northeast Hospital Authority Texas Revenue, ETM	8.00	7/1/08	65,000
4,407	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	4,417
15,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	15,066
620,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	611,363
525,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	511,880
805,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	781,019
845,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	811,006
635,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	732,384
1,945,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,705,456
2,345,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,075,725
20,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	20,320
250,000	Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	253,078
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	519,305

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Texas (continued)
$1,895,000	Waxahachie, Texas (AMBAC)	4.00	8/1/18	$1,833,318
1,970,000	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,884,837
585,000	Waxahachie, Texas (AMBAC)	4.20	8/1/22	551,480
580,000	Waxahachie, Texas (AMBAC)	4.25	8/1/23	544,846
1,240,000	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,155,320
200,000	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue (AMBAC)	4.75	11/15/12	203,220

				23,684,449

	Utah — 1.14%
525,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	526,176
410,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	397,872
3,000,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,060,120
1,200,000	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,182,756
800,000	Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	768,664
615,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	617,645
5,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/VA MTGS)	5.05	7/1/12	5,011
10,000	Utah State Housing Finance Agency, Single Family Mortgage (FHA/VA MTGS)	5.50	7/1/16	10,048
40,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/VA MTGS)	5.40	7/1/20	39,490
20,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class II, AMT (FHA/VA MTGS)	5.40	7/1/16	20,039
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT (FHA/VA MTGS)	5.20	7/1/11	10,047
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT (FHA/VA MTGS)	5.25	7/1/11	10,047
5,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT (FHA/VA MTGS)	5.25	7/1/12	5,002

				6,652,917

	Vermont — 0.03%
175,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Prerefunded 7/1/08 @ 101	5.75	7/1/13	176,750

	Virginia — 0.17%
395,000	Chesterfield County Virginia Industrial Development Authority	5.00	7/1/14	400,558
165,000	Chesterfield County Virginia Industrial Development Authority	5.20	7/1/19	166,003
225,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	227,509
160,000	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	175,609

				969,679

	Washington — 1.55%
250,000	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250,297
1,765,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	2,016,248
1,340,000	Seattle Washington New Public Housing Authority (U.S. Govt GTD)	4.88	8/1/08	1,342,881
1,615,000	Seattle Washington New Public Housing Authority (U.S. Govt GTD)	4.88	8/1/09	1,662,642
115,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	110,987
245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	227,218
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	497,951

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Principal Amount		Rate %	Maturity Date	Value

	Municipal Bonds (continued)
	Washington (continued)
$615,000	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101 (RADIAN)	5.85	7/1/12	$640,430
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,518,585
135,000	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,798
240,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	233,729
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	191,312
200,000	Washington State, Series A, GO	5.25	7/1/12	200,274

				9,028,352

	West Virginia — 0.63%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,079
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,082
125,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	131,177
205,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	209,092
115,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM (FGIC)	7.40	12/1/10	120,260
1,410,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,349,610
800,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	747,448
1,000,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,015,720

				3,683,468

	Wisconsin — 1.24%
800,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	813,808
835,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	846,957
975,000	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	941,675
230,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	230,311
920,000	Wisconsin Housing & Economic Development Authority, Series C (MBIA)	4.60	11/1/11	941,086
3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,079,260
170,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	170,573
80,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	80,094
135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	133,410

				7,237,174

	Total Municipal Bonds			526,929,613

	Taxable Municipal Bonds — 3.26%
	Georgia — 0.20%
1,175,000	Fulton County Georgia Development Authority	5.75	3/1/14	1,172,838

	Illinois — 0.84%
5,250,000	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,881,240

	Ohio — 1.62%
5,610,000	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,430,424
1,100,000	Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,100,264
3,000,000	Summit County Ohio Port Authority, Building Fund Program, Development Revenue	6.25	5/15/26	2,922,540

				9,453,228

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2008

Shares or Principal Amount		Rate %	Maturity Date	Value

	Taxable Municipal Bonds (continued)
	Virginia — 0.60%
$4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (c)(d)	5.50	9/1/34	$3,508,406

	Total Taxable Municipal Bonds			19,015,712

	Corporate Bonds — 2.77%
5,077,000	AFS Energy Savings Control (c)	6.35	3/1/25	5,186,156
2,483,273	Amerescosolutions Energy (c)	6.00	5/1/22	2,539,345
4,076,846	ASC Equipment (c)(e)		3/1/08	0
420,446	IIS/Syska Holdings Energy (c)	3.90	8/15/08	419,429
2,605,000	Kidspeace National Center of Georgia (a)(c)	6.30	12/1/28	2,794,409
3,548,782	Landmark Leasing LLC, Series 2004, Class A, Callable 10/1/14 @ 102 (c)	6.20	10/1/22	3,742,333
1,500,000	Staunton Hotel LLC (c)	7.75	6/1/29	1,519,050

	Total Corporate Bonds			16,200,722

	Mortgage Related — 0.89%
5,330,883	General Services Administration	5.04	9/15/21	5,187,695

	Total Mortgage Related			5,187,695

	Money Market Mutual Funds — 2.38%
13,873,601	BlackRock Muni Fund (a)	1.64		13,873,601

	Total Money Market Mutual Funds			13,873,601

	Time Deposit — 0.73%
4,241,480	Liquidity Management Control System Time Deposit	1.25		4,241,480

	Total Time Deposits			4,241,480

	Total Investments (cost $606,081,746) — 100.27%			585,448,823
	Liabilities in excess of other assets — (0.27)%			(1,559,840)

	Net Assets — 100.00%			$583,888,983

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on June 30, 2008. The maturity date represents actual maturity date.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Issuer restructured the debt to be a zero coupon bond until March 1st, 2010, at which time the bond will convert to a 5.50% coupon. The security has been deemed illiquid by the Specialist Manager and represents .6% of the Portfolio.

(e)	Issuer has defaulted on the payment of interest. The security has been deemed illiquid by the Specialist Manager and represents 0% of the Portfolio.

ACA — American Capital Access

ADFA/ADED — Arkansas Development Finance Authority

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax

BIG — Business Installations and Equipment Loan Guarantee

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Co.

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2008

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GNMA — Government National Mortgage Association

GO — General Obligation

GTD — Guaranteed

GTY — Guaranty

GTY AGMT — Insured by Guarantor Agreement

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

MGIC — Mortgage Guarantee Insurance Corporation

MTGS — Mortgages

PSF — Permanent School Fund

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

UPMC — University of Pittsburg Medical Center

VA — Veterans Association

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

June 30, 2008

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
ASSETS:
Investments, at value (Cost $1,180,721,475, $1,567,603,357, $609,151,557 and $1,632,685,981, respectively)	$1,123,844,637	$1,821,399,412	$669,326,583	$1,835,435,779

Total Investments	1,123,844,637	1,821,399,412	669,326,583	1,835,435,779

Cash	81,854	746,179	31,423	—
Foreign currency, at value (Cost $0, $0, $0 and $2,513,304 respectively)	—	—	—	2,512,035
Unrealized appreciation on forward currency contracts	—	—	—	1,999,730
Receivable from investments sold	35,179,971	116,636,767	19,045,200	13,345,057
Dividends and interest receivable	2,357,949	1,414,208	527,871	2,220,753
Receivable for Portfolio shares sold	1,165,032	939,131	323,162	894,127
Foreign tax reclaim receivable	—	—	—	1,668,469
Variation margin receivable on future contracts	9,093	—	—	—
Prepaid expenses and other assets	57,556	20,844	40,545	23,422

Total Assets	1,162,696,092	1,941,156,541	689,294,784	1,858,099,372

LIABILITIES:
Payable for investments purchased	71,558,344	146,094,027	25,207,024	41,515,811
Unrealized depreciation on forward currency contracts	—	—	—	601,039
Payable to custodian	—	—	—	78,952
Payable for Portfolio shares redeemed	119,653	128,950	38,800	141,481
Variation margin payable on future contracts	—	19,320	—	—
Advisory fees payable	318,458	1,043,989	282,391	4,236,578
Administrative services fees payable	21,951	18,822	33,212	21,042
Other accrued expenses	153,758	8,747	—	145,235

Total Liabilities	72,172,164	147,313,855	25,561,427	46,740,138

NET ASSETS	$1,090,523,928	$1,793,842,686	$663,733,357	$1,811,359,234

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$82,510	$148,325	$52,600	$145,979
Additional paid-in capital	1,158,956,681	1,660,306,290	629,786,348	1,572,109,032
Accumulated net investment income/(loss)	708,001	252,542	95,940	(4,105,526)
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions	(11,986,462)	(119,624,778)	(26,376,557)	39,063,249
Net unrealized appreciation/(depreciation) on investments, futures, options, and foreign currency translations	(57,236,802)	252,760,307	60,175,026	204,146,500

Net Assets	$1,090,523,928	$1,793,842,686	$663,733,357	$1,811,359,234

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	82,510,381	148,325,009	52,600,348	145,978,687

Net Asset Value, offering and redemption price per share	$13.22	$12.09	$12.62	$12.41

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

June 30, 2008

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
ASSETS:
Investments, at value (Cost $320,309,076 $339,784,862, $160,644,156, $32,107,783 and $606,081,746, respectively)	$307,863,578	$336,399,477	$156,747,002	$32,333,674	$585,448,823

Total Investments	307,863,578	336,399,477	156,747,002	32,333,674	585,448,823

Foreign currency, at value (Cost $0, $220, $0, $0 and $0, respectively)	—	223	—	—	—
Unrealized appreciation on forward currency contracts	—	1,150	—	—	—
Receivable from investments sold	8,518,568	133,126,841	643,713	—	—
Dividends and interest receivable	2,105,170	2,044,594	2,593,118	450,760	7,535,720
Receivable for Portfolio shares sold	1,689,024	1,347,251	105,618	101,984	1,725,938
Prepaid expenses and other assets	42,999	37,965	21,199	15,926	46,880

Total Assets	320,219,339	472,957,501	160,110,650	32,902,344	594,757,361

LIABILITIES:
Written Options, at value (premiums received $0, $177,534, $0, $0 and $0, respectively)	—	226,187	—	—	—
Dividends payable	1,318,096	1,241,982	—	87,766	1,950,108
Payable for investments purchased	15,983,892	160,759,012	2,305,031	—	8,560,966
Unrealized depreciation on forward currency contracts	—	2,960	—	—	—
Payable to custodian	371,557	—	—	—	—
Payable for Portfolio shares redeemed	97,015	111,500	548	—	224,672
Variation margin payable on future contracts	—	72,124	—	—	—
Advisory fees payable	51,351	61,925	179,339	4,739	121,071
Administrative services fees payable	5,415	5,454	2,992	366	11,561
Other accrued expenses	—	—	—	8,900	—

Total Liabilities	17,827,326	162,481,144	2,487,910	101,771	10,868,378

NET ASSETS	$302,392,013	$310,476,357	$157,622,740	$32,800,573	$583,888,983

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$31,901	$31,751	$22,783	$3,268	$60,942
Additional paid-in capital	318,229,177	317,972,304	199,830,476	32,601,280	605,572,059
Accumulated net investment income/(loss)	44,414	(441,739)	441,959	(29,866)	270,172
Accumulated net realized gain/(loss) from investments, futures and foreign currency transactions	(3,467,981)	(3,815,208)	(38,775,324)	—	(1,381,267)
Net appreciation/(depreciation) on investments, futures and foreign currency translations	(12,445,498)	(3,270,751)	(3,897,154)	225,891	(20,632,923)

Net Assets	$302,392,013	$310,476,357	$157,622,740	$32,800,573	$583,888,983

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	31,900,996	31,750,664	22,783,168	3,267,995	60,941,829

Net Asset Value, offering and redemption price per share	$9.48	$9.78	$6.92	$10.04	$9.58

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Year Ended June 30, 2008

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
INVESTMENT INCOME:
Interest	$758,217	$635,639	$588,275	$1,469,528
Dividends (net of foreign withholding tax of $0, $0, $0 and $4,931,576, respectively)	27,414,318	21,287,266	6,050,248	48,320,418
Income from securities lending	98,440	124,951	1,597,299	—

Total Investment Income	28,270,975	22,047,856	8,235,822	49,789,946

EXPENSES:
Advisory fees	3,405,922	3,292,413	3,179,037	12,230,173
Management fees	564,332	880,885	331,933	953,268
Administrative service fees	546,245	851,508	321,004	922,003
Custodian fees	130,835	140,621	66,078	744,042
Professional fees	148,258	190,172	63,485	206,822
Registration and filing fees	59,541	51,593	39,419	53,553
Trustee fees	148,629	93,387	31,048	101,729
Other expenses	37,282	128,424	46,898	273,431

Total Expenses before waivers and expenses paid indirectly	5,041,044	5,629,003	4,078,902	15,485,021
Less: Expenses waived by Chief Compliance Officer	(4,158)	(6,492)	(2,446)	(7,023)
Expenses paid indirectly	(207,426)	(124,247)	(38,047)	(12,333)

Total Expenses	4,829,460	5,498,264	4,038,409	15,465,665

Net Investment Income	23,441,515	16,549,592	4,197,413	34,324,281

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	20,039,218	(30,946,516)	(5,337,105)	128,035,752
Net realized losses from futures transactions	(707,033)	(1,764,700)	—	—
Net realized losses from foreign currency transactions	—	—	—	(337,458)

Net realized gains/(losses) from investments, futures and foreign currency transactions	19,332,185	(32,711,216)	(5,337,105)	127,698,294

Change in unrealized appreciation/depreciation on investments	(260,737,304)	(72,081,263)	(71,647,107)	(316,121,298)
Change in unrealized appreciation/depreciation on futures	(352,723)	(1,076,238)	—	—
Change in unrealized appreciation/depreciation on foreign currency translations	—	—	—	869,461

Change in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(261,090,027)	(73,157,501)	(71,647,107)	(315,251,837)

Net realized/unrealized losses from investments, futures and foreign currency transactions and translations	(241,757,842)	(105,868,717)	(76,984,212)	(187,553,543)

Change in net assets resulting from operations	$(218,316,327)	$(89,319,125)	$(72,786,799)	$(153,229,262)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2008

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$14,860,015	$15,231,987	$11,687,358	$1,206,075	$26,451,346
Dividends	237,532	122,298	—	20,592	338,853
Income from securities lending	170,530	7,816	72,161	—	—

Total Investment Income	15,268,077	15,362,101	11,759,519	1,226,667	26,790,199

EXPENSES:
Advisory fees	543,767	595,083	657,397	42,977	1,168,817
Management fees	135,942	141,414	75,450	17,191	292,204
Administrative service fees	131,368	136,667	72,918	16,619	282,439
Custodian fees	25,893	24,756	8,811	2,045	40,183
Professional fees	21,655	23,427	12,076	1,794	52,340
Registration and filing fees	20,169	18,963	18,275	10,147	23,811
Trustee fees	10,420	11,234	5,694	837	25,445
Other expenses	19,681	20,283	9,337	15,245	37,529

Total Expenses before waivers	908,895	971,827	859,958	106,855	1,922,768
Less: Expenses waived by Specialist Manager	(40,782)	—	—	—	—
Expenses waived by Chief Compliance Officer	(1,002)	(1,043)	(556)	(127)	(2,153)

Total Expenses	867,111	970,784	859,402	106,728	1,920,615

Net Investment Income	14,400,966	14,391,317	10,900,117	1,119,939	24,869,584

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	1,114,248	1,051,298	(9,391,454)	64,908	(322,289)
Net realized gains from futures transactions	—	865,500	—	—	—
Net realized gains from option transactions	—	59,575	—	—	—
Net realized losses from foreign currency transactions	—	(161,210)	—	—	—

Net realized gains/(losses) from investments, futures, options and foreign currency transactions	1,114,248	1,815,163	(9,391,454)	64,908	(322,289)

Change in unrealized appreciation/depreciation on investments	(9,064,546)	533,342	(2,523,645)	369,260	(11,814,893)
Change in unrealized appreciation/depreciation on futures	—	154,274	—	—	—
Change in unrealized appreciation/depreciation on options	—	(48,653)	—	—	—
Change in unrealized appreciation/depreciation on foreign currency translations	—	848	—	—	—

Change in unrealized appreciation/depreciation on investments, futures, options, and foreign currency translations	(9,064,546)	639,811	(2,523,645)	369,260	(11,814,893)

Net realized/unrealized gains/(losses) from investments, futures, options, and foreign currency transactions and translations	(7,950,298)	2,454,974	(11,915,099)	434,168	(12,137,182)

Change in net assets resulting from operations	$6,450,668	$16,846,291	$(1,014,982)	$1,554,107	$12,732,402

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets

	Value Equity Portfolio		Growth Equity Portfolio		Small Capitalization Equity Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2008	Year Ended June 30, 2007
Operations:
Net investment income	$23,441,515	$21,131,266	$16,549,592	$13,328,812	$4,197,413	$3,742,320
Net realized gain/(loss) from investment and futures transactions	19,332,185	110,227,992	(32,711,216)	29,139,947	(5,337,105)	65,547,602
Change in unrealized appreciation/depreciation on investments and futures	(261,090,027)	75,844,858	(73,157,501)	160,148,937	(71,647,107)	29,634,761

Change in net assets resulting from operations	(218,316,327)	207,204,116	(89,319,125)	202,617,696	(72,786,799)	98,924,683

Distributions to Shareholders from:
Net investment income	(23,340,823)	(21,011,939)	(17,268,648)	(13,066,054)	(5,055,475)	(3,446,484)
Net realized gain from investment and futures transactions	(109,433,070)	(50,673,650)	—	—	(64,634,821)	(80,911,405)

Change in net assets resulting from distributions	(132,773,893)	(71,685,589)	(17,268,648)	(13,066,054)	(69,690,296)	(84,357,889)

Shares of Beneficial Interest:
Proceeds from shares issued	357,107,903	212,765,868	347,175,127	346,510,883	111,130,200	90,029,553
Proceeds from reinvestment of dividends	124,093,254	66,650,989	15,141,561	11,546,130	65,783,923	80,065,185
Cost of shares redeemed	(199,592,420)	(176,216,423)	(114,862,105)	(175,125,031)	(64,732,273)	(102,670,170)

Change in net assets from shares of beneficial interest transactions	281,608,737	103,200,434	247,454,583	182,931,982	112,181,850	67,424,568

Change in net assets	(69,481,483)	238,718,961	140,866,810	372,483,624	(30,295,245)	81,991,362
Net Assets:
Beginning of period	1,160,005,411	921,286,450	1,652,975,876	1,280,492,252	694,028,602	612,037,240

End of period	$1,090,523,928	$1,160,005,411	$1,793,842,686	$1,652,975,876	$663,733,357	$694,028,602

Accumulated net investment income	$708,001	$613,783	$252,542	$836,155	$95,940	$1,044,709
Share Transactions:
Issued	22,272,128	12,240,790	27,526,623	28,344,366	8,520,638	5,946,180
Reinvested	7,891,352	3,878,532	1,055,188	940,677	4,792,453	5,585,971
Redeemed	(11,191,974)	(10,060,401)	(8,937,617)	(14,315,259)	(4,554,096)	(6,681,422)

Change in Shares	18,971,506	6,058,921	19,644,194	14,969,784	8,758,995	4,850,729

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	International Equity Portfolio		Fixed Income Portfolio		Fixed Income II Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2008	Year Ended June 30, 2007
Operations:
Net investment income	$34,324,281	$36,976,887	$14,400,966	$12,603,252	$14,391,317	$12,964,182
Net realized gains/(losses) from investment, futures, options and foreign currency transactions	127,698,294	176,660,205	1,114,248	409,250	1,815,163	(921,148)
Change in unrealized appreciation/depreciation on investments, futures, options and foreign currency translations	(315,251,837)	176,498,320	(9,064,546)	1,654,881	639,811	1,362,661

Change in net assets resulting from operations	(153,229,262)	390,135,412	6,450,668	14,667,383	16,846,291	13,405,695

Distributions to Shareholders from:
Net investment income	(38,538,928)	(41,787,814)	(14,463,661)	(12,647,220)	(14,485,300)	(12,997,776)
Net realized gain from investment, futures, options, and foreign currency transactions	(192,589,873)	(67,279,747)	—	—	—	—

Change in net assets resulting from distributions	(231,128,801)	(109,067,561)	(14,463,661)	(12,647,220)	(14,485,300)	(12,997,776)

Shares of Beneficial Interest:
Proceeds from shares issued	288,443,178	303,788,543	73,336,775	68,448,229	62,816,501	65,709,323
Value of securities transferred in-kind	—	64,327,003	—	—	—	—
Proceeds from reinvestment of dividends	216,222,112	100,135,429	13,559,445	11,681,526	13,027,847	11,152,758
Cost of shares redeemed	(243,836,046)	(325,625,057)	(34,161,066)	(55,695,546)	(34,778,937)	(66,130,816)

Change in net assets from shares of beneficial interest transactions	260,829,244	142,625,918	52,735,154	24,434,209	41,065,411	10,731,265

Change in net assets	(123,528,819)	423,693,769	44,722,161	26,454,372	43,426,402	11,139,184
Net Assets:
Beginning of period	1,934,888,053	1,511,194,284	257,669,852	231,215,480	267,049,955	255,910,771

End of period	$1,811,359,234	$1,934,888,053	$302,392,013	$257,669,852	$310,476,357	$267,049,955

Accumulated net investment income/(loss)	$(4,105,526)	$(5,978,055)	$44,414	$78,385	$(441,739)	$(139,076)
Share Transactions:
Issued	21,219,385	24,790,213	7,559,909	6,926,381	6,365,486	6,671,327
Reinvested	15,775,050	7,036,788	1,390,218	1,182,379	1,315,011	1,132,878
Redeemed	(17,060,903)	(21,866,287)	(3,469,870)	(5,619,036)	(3,496,850)	(6,692,987)

Change in Shares	19,933,532	9,960,714	5,480,257	2,489,724	4,183,647	1,111,218

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	Fixed Income Opportunity Portfolio		Short-Term Municipal Bond Portfolio		Intermediate Term Municipal Bond Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2008	Year Ended June 30, 2007
Operations:
Net investment income	$10,900,117	$10,661,386	$1,119,939	$1,031,770	$24,869,584	$24,123,585
Net realized gains/(losses) from investment transactions	(9,391,454)	(1,289,121)	64,908	(20,257)	(322,289)	(152,000)
Change in unrealized appreciation/depreciation on investments	(2,523,645)	4,799,623	369,260	43,850	(11,814,893)	7,350

Change in net assets resulting from operations	(1,014,982)	14,171,888	1,554,107	1,055,363	12,732,402	23,978,935

Distributions to Shareholders from:
Net investment income	(12,665,787)	(8,985,500)	(1,143,498)	(1,036,981)	(24,563,399)	(23,932,879)

Change in net assets resulting from distributions	(12,665,787)	(8,985,500)	(1,143,498)	(1,036,981)	(24,563,399)	(23,932,879)

Shares of Beneficial Interest:
Proceeds from shares issued	32,966,111	16,558,672	9,813,550	2,388,000	102,996,179	141,741,351
Proceeds from reinvestment of dividends	11,394,188	7,934,680	1,096,057	990,932	20,885,807	20,571,609
Cost of shares redeemed	(18,632,834)	(18,957,523)	(8,229,381)	(5,962,818)	(103,535,021)	(134,219,127)

Change in net assets from shares of beneficial interest transactions	25,727,465	5,535,829	2,680,226	(2,583,886)	20,346,965	28,093,833

Change in net assets	12,046,696	10,722,217	3,090,835	(2,565,504)	8,515,968	28,139,889
Net Assets:
Beginning of period	145,576,044	134,853,827	29,709,738	32,275,242	575,373,015	547,233,126

End of period	$157,622,740	$145,576,044	$32,800,573	$29,709,738	$583,888,983	$575,373,015

Accumulated net investment income/(loss)	$441,959	$2,207,629	$(29,866)	$(6,683)	$270,172	$(93,059)
Share Transactions:
Issued	4,589,867	2,152,925	983,773	239,337	10,516,066	14,278,993
Reinvested	1,596,258	1,047,581	108,956	99,324	2,146,039	2,077,127
Redeemed	(2,619,948)	(2,470,375)	(817,626)	(596,722)	(10,582,242)	(13,528,937)

Change in Shares	3,566,177	730,131	275,103	(258,061)	2,079,863	2,827,183

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Value Equity Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$18.26	$16.03	$15.01	$13.73	$11.67

Change in Net Assets Resulting from Operations:
Net investment income	0.32	0.35	0.27	0.32	0.22
Net realized and unrealized gains/(losses) on investments and futures	(3.32)	3.14	1.82	1.27	2.06

Total from operations	(3.00)	3.49	2.09	1.59	2.28

Distributions to Shareholders from:
Net investment income	(0.33)	(0.35)	(0.27)	(0.31)	(0.22)
Net realized gains from investments and futures	(1.71)	(0.91)	(0.80)	—	—

Total distributions to shareholders	(2.04)	(1.26)	(1.07)	(0.31)	(0.22)

Net Asset Value, End of Period	$13.22	$18.26	$16.03	$15.01	$13.73

Total Return	(17.95%)	22.40%	14.31%	11.66%	19.64%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,090,524	$1,160,005	$921,286	$685,337	$584,947
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.45%	0.44%	0.45%	0.48%	0.43%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.43%	0.42%	0.43%	0.43%	0.39%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.45%	0.44%	0.45%	0.48%	0.43%
Ratio of net investment income to average net assets	2.08%	2.05%	1.77%	2.18%	1.70%
Portfolio turnover rate	76.84%	69.13%	73.19%	79.98%	79.13%

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Growth Equity Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$12.85	$11.26	$10.72	$10.33	$8.64

Change in Net Assets Resulting from Operations:
Net investment income	0.12	0.11	0.09	0.10	0.05
Net realized and unrealized gains/(losses) on investments and futures	(0.75)	1.59	0.53	0.38	1.69

Total from operations	(0.63)	1.70	0.62	0.48	1.74

Distributions to Shareholders from:
Net investment income	(0.13)	(0.11)	(0.08)	(0.09)	(0.05)

Total distributions to shareholders	(0.13)	(0.11)	(0.08)	(0.09)	(0.05)

Net Asset Value, End of Period	$12.09	$12.85	$11.26	$10.72	$10.33

Total Return	(4.99%)	15.02%	5.90%	4.70%	20.12%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,793,843	$1,652,976	$1,280,492	$953,286	$683,266
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.32%	0.32%	0.30%	0.35%	0.38%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.31%	0.32%	0.29%	0.34%	0.36%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.32%	0.32%	0.30%	0.35%	0.38%
Ratio of net investment income to average net assets	0.94%	0.91%	0.78%	0.96%	0.47%
Portfolio turnover rate	42.13%	39.88%	60.01%	56.20%	49.19%

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Small Capitalization Equity Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$15.83	$15.70	$15.06	$14.17	$10.81

Change in Net Assets Resulting from Operations:
Net investment income	0.09	0.09	0.04	0.03	0.02
Net realized and unrealized gains/(losses) on investments	(1.70)	2.28	2.79	1.28	3.36

Total from operations	(1.61)	2.37	2.83	1.31	3.38

Distributions to Shareholders from:
Net investment income	(0.11)	(0.08)	(0.03)	(0.03)	(0.02)
Net realized gains from investments	(1.49)	(2.16)	(2.16)	(0.39)	—

Total distributions to shareholders	(1.60)	(2.24)	(2.19)	(0.42)	(0.02)

Net Asset Value, End of Period	$12.62	$15.83	$15.70	$15.06	$14.17

Total Return	(10.87%)	16.68%	19.99%	9.29%	31.28%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$663,733	$694,029	$612,037	$512,992	$591,932
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.62%	0.64%	0.66%	0.43%	0.45%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.61%	0.62%	0.63%	0.37%	0.39%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.62%	0.64%	0.64%	0.38%	0.42%
Ratio of net investment income to average net assets	0.63%	0.59%	0.26%	0.23%	0.16%
Portfolio turnover rate	111.13%	116.02%	101.53%	119.67%	117.51%

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	International Equity Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$15.35	$13.02	$10.41	$9.57	$7.58

Change in Net Assets Resulting from Operations:
Net investment income	0.26	0.30	0.17	0.18	0.12
Net realized and unrealized gains/(losses) on investments and foreign currency	(1.36)	2.97	2.72	0.79	1.99

Total from operations	(1.10)	3.27	2.89	0.97	2.11

Distributions to Shareholders from:
Net investment income	(0.28)	(0.34)	(0.28)	(0.13)	(0.12)
Net realized gains from investments and foreign currency	(1.56)	(0.60)	—	—	—

Total distributions to shareholders	(1.84)	(0.94)	(0.28)	(0.13)	(0.12)

Net Asset Value, End of Period	$12.41	$15.35	$13.02	$10.41	$9.57

Total Return	(8.11%)	25.81%	27.93%	10.16%	27.76%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,811,359	$1,934,888	$1,511,194	$1,049,375	$832,251
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.81%	0.34%	0.72%	0.35%	0.44%
Ratio of expense to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.81%	0.33%	0.70%	0.33%	0.40%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.81%	0.34%	0.71%	0.35%	0.44%
Ratio of net investment income to average net assets	1.80%	2.19%	1.43%	1.89%	1.46%
Portfolio turnover rate	57.27%	53.77%	37.24%	35.48%	46.37%

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$9.75	$9.66	$10.23	$10.01	$10.38

Change in Net Assets Resulting from Operations:
Net investment income	0.52	0.50	0.46	0.44	0.42
Net realized and unrealized gains/(losses) on investments	(0.27)	0.09	(0.54)	0.25	(0.33)

Total from operations	0.25	0.59	(0.08)	0.69	0.09

Distributions to Shareholders from:
Net investment income	(0.52)	(0.50)	(0.49)	(0.45)	(0.46)
Net realized gains from investments	—	—	—	(0.02)	—

Total distributions to shareholders	(0.52)	(0.50)	(0.49)	(0.47)	(0.46)

Net Asset Value, End of Period	$9.48	$9.75	$9.66	$10.23	$10.01

Total Return	2.51%	6.23%	(0.77%)	7.07%	0.88%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$302,392	$257,670	$231,215	$251,190	$197,341
Ratio of expenses to average net assets, prior to waivers and reimbursements	0.33%	0.35%	0.36%	0.37%	0.39%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.32%	0.33%	0.35%	0.36%	0.39%
Ratio of net investment income to average net assets	5.30%	5.11%	4.68%	4.32%	4.15%
Portfolio turnover rate	221.76%	169.45%	175.82%	200.54%	216.92%

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income II Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$9.69	$9.67	$10.21	$9.90	$10.36

Change in Net Assets Resulting from Operations:
Net investment income	0.51	0.48	0.42	0.34	0.30
Net realized and unrealized gains/(losses) on investments, futures, options and foreign currency	0.09	0.02	(0.45)	0.27	(0.26)

Total from operations	0.60	0.50	(0.03)	0.61	0.04

Distributions to Shareholders from:
Net investment income	(0.51)	(0.48)	(0.48)	(0.30)	(0.36)
Net realized gains from investments, futures, options, and foreign currency	—	—	(0.03)	—	(0.14)

Total distributions to shareholders	(0.51)	(0.48)	(0.51)	(0.30)	(0.50)

Net Asset Value, End of Period	$9.78	$9.69	$9.67	$10.21	$9.90

Total Return	6.20%	5.22%	(0.31%)	6.25%	0.46%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$310,476	$267,050	$255,911	$253,671	$189,211
Ratio of expenses to average net assets, prior to waivers	0.34%	0.35%	0.37%	0.40%	0.39%
Ratio of expenses to average net assets, net of waivers	0.34%	0.35%	0.37%	0.40%	0.39%
Ratio of net investment income to average net assets	5.09%	4.87%	4.25%	3.50%	2.90%
Portfolio turnover rate	201.23%	159.95%	573.92%	890.01%	652.03%

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Opportunity Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$7.58	$7.29	$7.68	$7.57	$7.46

Change in Net Assets Resulting from Operations:
Net investment income	0.52	0.57	0.45	0.48	0.46
Net realized and unrealized gains/(losses) on investments	(0.57)	0.20	(0.40)	0.14	0.12

Total from operations	(0.05)	0.77	0.05	0.62	0.58

Distributions to Shareholders from:
Net investment income	(0.61)	(0.48)	(0.44)	(0.51)	(0.47)

Total distributions to shareholders	(0.61)	(0.48)	(0.44)	(0.51)	(0.47)

Net Asset Value, End of Period	$6.92	$7.58	$7.29	$7.68	$7.57

Total Return	(0.64%)	10.40%	0.81%	8.37%	7.94%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$157,623	$145,576	$134,854	$133,032	$229,137
Ratio of expenses to average net assets, prior to waivers	0.57%	0.61%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets, net of waivers	0.57%	0.61%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	7.23%	7.46%	5.89%	5.81%	5.93%
Portfolio turnover rate	113.40%	139.66%	27.34%	37.25%	93.45%

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Short-Term Municipal Bond Portfolio
-	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006(a)
Net Asset Value, Beginning of Period	$9.93	$9.93	$10.00

Change in Net Assets Resulting from Operations:
Net investment income	0.33	0.34	0.09
Net realized and unrealized gains/(losses) on investments	0.12	— (b)	(0.07)

Total from operations	0.45	0.34	0.02

Distributions to Shareholders from:
Net investment income	(0.34)	(0.34)	(0.09)

Total distributions to shareholders	(0.34)	(0.34)	(0.09)

Net Asset Value, End of Period	$10.04	$9.93	$9.93

Total Return	4.53%	3.44%	0.22	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$32,801	$29,710	$32,275
Ratio of expenses to average net assets, prior to waivers	0.31%	0.30%	0.60	%(d)
Ratio of expenses to average net assets, net of waivers	0.31%	0.30%	0.60	%(d)
Ratio of net investment income to average net assets	3.26%	3.35%	2.88	%(d)
Portfolio turnover rate	37.07%	33.45%	29.56	%(c)

(a)	For the period March 1, 2006 (commencement of operations) through June 30, 2006.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Intermediate Term Municipal Bond Portfolio
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$9.77	$9.77	$10.14	$9.99	$10.35

Change in Net Assets Resulting from Operations:
Net investment income	0.41	0.43	0.42	0.42	0.44
Net realized and unrealized gains/(losses) on investments	(0.19)	— (a)	(0.37)	0.15	(0.36)

Total from operations	0.22	0.43	0.05	0.57	0.08

Distributions to Shareholders from:
Net investment income	(0.41)	(0.43)	(0.42)	(0.42)	(0.44)

Total distributions to shareholders	(0.41)	(0.43)	(0.42)	(0.42)	(0.44)

Net Asset Value, End of Period	$9.58	$9.77	$9.77	$10.14	$9.99

Total Return	2.29%	4.38%	0.48%	5.80%	0.78%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$583,889	$575,373	$547,233	$494,944	$352,879
Ratio of expenses to average net assets, prior to waivers	0.33%	0.34%	0.35%	0.38%	0.40%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.33%	0.34%	0.35%	0.38%	0.40%
Ratio of net investment income to average net assets	4.26%	4.32%	4.19%	4.18%	4.40%
Portfolio turnover rate	17.20%	14.63%	17.79%	25.50%	20.53%

(a)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — June 30, 2008

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2008, the Trust offered nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Fund (“Short-Term Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (“Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Portfolio net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Portfolio may use a systematic valuation model provided by an independent third party to fair value their international securities.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

In September 2006, the Financial Accounting Standards Board (“FASB”) issued its Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments and certain liabilities, throughout a number of accounting standards. SFAS 157 also establishes a hierarchy for measuring fair value in GAAP and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption by the Portfolios.

B.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset-value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when known. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

C.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

D.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income Portfolio, Fixed Income II Portfolio, Short-Term Municipal Portfolio, and Intermediate Municipal Portfolio, declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Growth Portfolio, Small Cap Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. government securities.

F.    TBA Purchase Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

G.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but will not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as expenses paid indirectly on the Statements of Operations.

For the year ended June 30, 2008, the following commissions were recaptured:

Value Portfolio	$207,426
Growth Portfolio	124,247
Small Cap Portfolio	38,047
International Portfolio	12,333

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)    value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

I.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts and financial futures contracts. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forward currency contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2008, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their portfolio securities, or securities that they intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Written Options Contracts — Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

Recently Issued Accounting Pronouncements — In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statements and related disclosures.

J.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    LOANS OF PORTFOLIO SECURITIES.    During the year the Value Portfolio, Growth Portfolio, Small Cap Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio and Fixed Opportunity Portfolio loaned their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank and Trust Co. (“SSB”). Each Portfolio limited its lending activity to 33 1/3% of its total assets. SSB, as lending agent for the Trust, maintained collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. government obligations, to secure the return of the loaned securities. The initial value of loan collateral was not less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB, in accordance with SSB’s reasonable and customary practices, marked loaned securities and collateral to their market value each business day based upon the market value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Portfolio retains 70% of the income generated from the lending of its securities. All such investments are made at the risk of the Portfolios and, as such, the Portfolios are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Portfolios in accordance with the Lending Agreement. In the event of bankruptcy of the borrower, the retention of the collateral may be subject to legal proceedings. Cash collateral received for securities on loan was invested in the State Street Navigator Securities Lending Prime Portfolio, a registered 2(a)-7 money market fund. Pursuant to the registration statement of that portfolio, it has been established exclusively for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program. Its average duration is restricted to 90 days or less. All investments were qualified as “eligible securities” within the meaning of Rule 2(a)-7 of the Investment Companies Act of 1940. The portfolio maintained a stable net asset value per share of $1.00 by valuing its portfolio using amortized cost method and complied with the requirements of Rule 2(a)-7.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

Effective April 16, 2008, the Portfolios stopped their lending of securities. As of June 30, 2008, the Portfolios had no securities on loan.

4.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the year ended June 30, 2008, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
SSgA Funds Management, Inc.*	$74,717	0.04%
Institutional Capital, LLC	3,030,061	0.35%
JS Asset Management, LLC	301,144	0.40%

	$3,405,922	0.30%

For the year ended June 30, 2008, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Jennison Associates LLC	$1,616,463	0.25%	(a)
SSgA Funds Management, Inc.*	288,476	0.04%
Sustainable Growth Advisors	1,387,474	0.35%

	$3,292,413	0.19%

For the year ended June 30, 2008, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Frontier Capital Management Company, LLC.	$785,395	0.45%
Geewax, Terker & Co.	363,643	0.30%
Sterling Johnston Capital Management, Inc. .	692,338	0.60%	(b)
IronBridge Capital Management, Inc.	965,392	0.60%	(c)
Franklin Portfolio Associates, LLC	372,269	0.40%	(d)

	$3,179,037	0.48%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

For the year ended June 30, 2008, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Artisan Partners Limited Partnership	$4,725,600	0.75%	(e)
Capital Guardian Trust Company.	6,839,786	0.60%	(f)
Causeway Capital Management LLC	664,787	0.45%

	$12,230,173	0.53%

For the year ended June 30, 2008, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Aberdeen Asset Management, Inc.	$543,767	0.20%	(g)

For the year ended June 30, 2008, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
BlackRock Financial Management, Inc.	$595,083	0.21%	(h)

For the year ended June 30, 2008, the Fixed Opportunity Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Seix Investment Advisors LLC	$657,397	0.43%	(i)

For the year ended June 30, 2008, the Short-Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Breckinridge Capital Advisors, Inc.	$42,977	0.12%

For the year ended June 30, 2008, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Schroder Investment Management North America, Inc. .	$1,168,817	0.20%

*	SSgA Funds Management, Inc. is an affiliate of SSB, the custodian to the Trust.

(a)

Jennison Associates, LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of the Growth Portfolio allocated to Jennison (the “Jennison Account”). The rate at which Jennison’s fee is computed may decrease based on the aggregate market value of the Jennison Account and

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

certain other assets managed by Jennison for the benefit of certain investors who are clients of the Trust’s primary adviser as outlined below.

— at an Annual Fee Rate of 0.75% on the first $10 million of the Combined Assets;

— at an Annual Fee Rate of 0.50% on the next $30 million of the Combined Assets;

— at an Annual Fee Rate of 0.35% on the next $25 million of the Combined Assets;

— at an Annual Fee Rate of 0.25% on the next $335 million of the Combined Assets;

— at an Annual Fee Rate of 0.22% on the next $600 million of the Combined Assets; and

— at an Annual Fee Rate of 0.20% on the balance of the Combined Assets

(b)	During the fiscal year ended June 30, 2008 Sterling Johnston Capital Management, Inc. (“Sterling Johnston”), was compensated under the terms of a fulcrum fee arrangement. Under this agreement, Sterling Johnston received an asset-based fee calculated at an annual rate of 0.40% of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Sterling Johnston was subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which Sterling Johnston would have been entitled absent the fulcrum fee arrangement.

(c)	Prior to December 1, 2007, IronBridge Capital Management, Inc. (“IronBridge”) was entitled to receive an annual fee of 0.60% of the average net assets of that portion of the Portfolio allocated to IronBridge. From December 1, 2007 until June 30, 2008, IronBridge was compensated under the terms of a fulcrum fee arrangement. Under this agreement, IronBridge received an asset-based fee calculated at an annual rate of 0.60% of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to IronBridge was subject to adjustments upwards or downwards based on the investment results achieved by it.

(d)	Prior to December 1, 2007, Franklin Portfolio Associates, LLC (“FPA”) was entitled to receive an annual fee of 0.40% of the average net assets of that portion of the Portfolio allocated to FPA. From December 1, 2007 until June 30, 2008, FPA was compensated under the terms of a fulcrum fee arrangement. Under this agreement, FPA received an asset-based fee calculated at an annual rate of 0.40% of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to FPA was subject to adjustments upwards or downwards based on the investment results achieved by it.

(e)	During the fiscal year ended June 30, 2008 Artisan Partners Limited Partnership (“Artisan”) Artisan was compensated under the terms of a fulcrum fee arrangement. Under this agreement, Artisan received an asset-based fee calculated at an annual rate of 0.40% of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Artisan was subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which Artisan would have been entitled absent the fulcrum fee arrangement.

(f)	During the fiscal year ended June 30, 2008 Capital Guardian Trust Company (“CapGuardian”), as amended, during the fiscal year ended June 30, 2008 CapGuardian was compensated under the terms of a fulcrum fee arrangement. Under this agreement, CapGuardian received an asset-based fee calculated at an annual rate of 0.35% of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to CapGuardian was subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in the amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

(g)	During the period, Aberdeen Asset Management, Inc. voluntarily waived and reimbursed a portion of its fees as disclosed on the Statement of Operations.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

(h)	BlackRock Financial Management, Inc.’s fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

(i)	Seix Investment Advisors LLC (Seix) receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The maximum fee payable is 0.50%. The Agreement also provides that, to the extent assets of other clients of Hirtle Callaghan (“Related Accounts”) are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

Effective July 1, 2008, amounts to be incurred and paid pursuant to the investment advisory contracts noted above are based on fixed percentages of assets managed, with no performance based fee arrangements.

Pursuant to a discretionary investment advisory agreement between the Trust and Hirtle Callaghan, Hirtle Callaghan is paid a fee which is calculated, accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. The fees that Hirtle Callaghan receives are listed as Management fees on the Statements of Operations. Hirtle Callaghan makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services, Ohio, Inc.) (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as administrative service fees on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis as follows:

For All Portfolios:

Fifty-four one-thousandths of one percent (.054%) of the Trust’s Portfolios’ average daily net assets up to $6,000,000,000; and

Five one-thousandths of one percent (.005%) of the Trust’s Portfolios’ average daily net assets in excess of $6,000,000,000

As such, the Trust paid an aggregate amount of $3,280,771 to Citi for the year ended June 30, 2008.

On August 1, 2007 BISYS Fund Services, LP, the Trust’s former distributor, was acquired by Foreside Financial Group and renamed Foreside Distribution Services LP. Since August 1, 2007 Foreside Fund Services LLC, an affiliate of Foreside Distribution Services LP, serves as distributor to the Trust.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

5.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended June 30, 2008, were as follows:

Portfolio	Purchases	Sales
Value Portfolio	$1,021,145,518	$847,436,096
Growth Portfolio	954,997,767	725,928,606
Small Cap Portfolio	764,495,058	717,043,511
International Portfolio	1,097,703,781	1,068,224,789
Fixed Income Portfolio	625,089,519	588,541,038
Fixed Income II Portfolio	588,730,333	558,036,509
Fixed Opportunity Portfolio	173,192,136	156,367,822
Short-Term Municipal Portfolio	16,835,883	12,023,071
Intermediate Municipal Portfolio	123,972,451	97,057,672

The aggregate purchases and sales of long-term U.S. government securities for the period ended June 30, 2008 were as follows:

	Purchases	Sales
Fixed Income Portfolio	$514,765,340	$504,912,414
Fixed Income II Portfolio	486,404,369	499,673,265

6.    WRITTEN OPTIONS.    The Fixed Income II Portfolio had the following transactions in written call and put options during the year ended June 30, 2008:

	Number of Contracts	Premiums Received
Options outstanding at June 30, 2007	—	$—
Options written	(318)	(236,520)
Options expired	63	33,411
Options closed	46	25,575

Options outstanding at June 30, 2008	(209)	$(177,534)

7.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As required, effective December 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each of the Portfolios’ tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable),

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Portfolios are subject to federal and various state jurisdictions for income tax purposes. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Portfolios’ net assets or results of operations.

A.    Unrealized Appreciation/Depreciation

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$1,199,035,640	$96,175,687	$(171,366,690)	$(75,191,003)
Growth Portfolio	1,592,921,502	292,826,809	(64,348,899)	228,477,910
Small Cap Portfolio	617,014,796	114,989,638	(62,677,851)	52,311,787
International Portfolio	1,647,967,587	306,277,468	(118,809,276)	187,468,192
Fixed Income Portfolio	320,805,374	794,860	(13,736,656)	(12,941,796)
Fixed Income II Portfolio	340,054,386	4,235,176	(7,890,085)	(3,654,909)
Fixed Opportunity Portfolio	161,152,941	1,276,733	(5,682,672)	(4,405,939)
Short-Term Municipal Portfolio	32,107,783	288,608	(62,717)	225,891
Intermediate Municipal Portfolio	605,272,852	4,152,195	(23,976,224)	(19,824,029)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2008 and 2007 were as follows:

	Distributions Paid From:
2008	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$45,739,973	$87,033,920	$132,773,893	$—	$132,773,893
Growth Portfolio	17,268,648	—	17,268,648	—	17,268,648
Small Cap Portfolio	25,444,332	44,245,964	69,690,296	—	69,690,296
International Portfolio	50,070,277	181,058,524	231,128,801	—	231,128,801
Fixed Income Portfolio	14,196,191	—	14,196,191	—	14,196,191
Fixed Income II Portfolio	14,324,943	—	14,324,943	—	14,324,943
Fixed Opportunity Portfolio	12,665,787	—	12,665,787	—	12,665,787
Short-Term Municipal Portfolio	787	376	1,163	1,131,111	1,132,274
Intermediate Municipal Portfolio	3,275,203	—	3,275,203	21,342,308	24,617,511

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — June 30, 2008

	Distributions Paid From:
2007	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$38,991,187	$38,030,517	$77,021,704	$—	$77,021,704
Growth Portfolio	13,066,054	—	13,066,054	—	13,066,054
Small Cap Portfolio	22,215,273	65,693,704	87,908,977	—	87,908,977
International Portfolio	47,731,106	71,134,182	118,865,288	—	118,865,288
Fixed Income Portfolio	12,607,687	—	12,607,687	—	12,607,687
Fixed Income II Portfolio	12,929,394	—	12,929,394	—	12,929,394
Fixed Opportunity Portfolio	8,985,500	—	8,985,500	—	8,985,500
Short-Term Municipal Portfolio	488	—	488	1,034,418	1,034,906
Intermediate Municipal Portfolio	3,525,007	—	3,525,007	20,487,229	24,012,236

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

C.    Components of Accumulated Earnings

As of June 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$708,001	$5,967,739	$6,675,740	$—	$—	$(75,191,003)	$(68,515,263)
Growth Portfolio	212,599	—	212,599	—	(95,302,438)	228,477,910	133,388,071
Small Cap Portfolio	71,314	—	71,314	—	(18,488,692)	52,311,787	33,894,409
International Portfolio	—	53,939,807	53,939,807	—	(2,363,344)	187,527,760	239,104,223
Fixed Income Portfolio	1,362,510	—	1,362,510	(1,318,096)	(2,971,683)	(12,941,796)	(15,869,065)
Fixed Income II Portfolio	1,164,293	—	1,164,293	(1,241,982)	(3,780,492)	(3,669,517)	(7,527,698)
Fixed Opportunity Portfolio	441,959	—	441,959	—	(38,266,539)	(4,405,939)	(42,230,519)
Short-Term Municipal Portfolio	80,269	—	80,269	(87,766)	—	225,891	218,394
Intermediate Municipal Portfolio	2,220,280	—	2,220,280	(1,950,108)	(2,190,161)	(19,824,029)	(21,744,018)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (concluded) — June 30, 2008

D.    Capital Loss Carryforwards

As of June 30, 2008, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

	Amount	Expires
Growth Portfolio	$45,682,362	2011
Growth Portfolio	5,749,325	2012
Fixed Income Portfolio	2,368,955	2015
Fixed Income II Portfolio	3,414,632	2015
Fixed Opportunity Portfolio	12,385,930	2011
Fixed Opportunity Portfolio	15,624,836	2012
Fixed Opportunity Portfolio	514,533	2015
Fixed Opportunity Portfolio	1,612,128	2016
Intermediate Municipal Portfolio	345,683	2009
Intermediate Municipal Portfolio	432,144	2013
Intermediate Municipal Portfolio	422,664	2014
Intermediate Municipal Portfolio	645,398	2015
Intermediate Municipal Portfolio	255,537	2016

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2008, the Growth Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio and the Short-Term Municipal Portfolio utilized $12,693,637, $1,468,079, $1,364,364 and $49,030 of net capital loss carryforwards, respectively.

E.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Growth Portfolio, Small Cap Portfolio, International Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, Fixed Opportunity Portfolio and the Intermediate Municipal Portfolio had deferred post October losses of $43,870,751, $18,488,692, $2,363,344, $602,728, $365,860, $8,129,112 and $88,735, respectively.

8.    SUBSEQUENT EVENTS.

A.    On August 1, 2008, Hirtle Callaghan & Co., LLC (“HC LLC”) succeeded to the investment advisory business of Hirtle Callaghan & Co., Inc., which has served as the Trust’s investment adviser since the Trust’s inception. At the same time, Hirtle Callaghan & Co., Inc. changed its name to “Hirtle Callaghan Holdings, Inc.” (“Holdings”). HC LLC is a limited liability company under the laws of the Delaware and Holdings is HC LLC’s sole member. The transfer reflects a restructuring of the Hirtle Callaghan organization but did not result in any change of control or management of Hirtle Callaghan or the Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

The Hirtle Callaghan Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Equity Portfolio, Growth Equity Portfolio, Small Capitalization Equity Portfolio, International Equity Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, Fixed Income Opportunity Portfolio, Short-Term Municipal Bond Portfolio, and Intermediate Term Municipal Bond Portfolio (nine portfolios constituting The Hirtle Callaghan Trust, hereafter referred to as the “Trust”) at June 30, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio

August 25, 2008

THE HIRTLE CALLAGHAN TRUST

Additional Information — June 30, 2008 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, as of September 2, 2008, information regarding how the Portfolios voted proxies related to portfolio securities during the year ended June 30, 2008, is available without charge, upon request, by calling 800-242-9596 and on the SEC’s website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the fiscal year ended June 30, 2008, action was taken by the shareholders of the Portfolios, as follows:

SPECIAL MEETING OF THE SHAREHOLDERS

A special meeting of shareholders of the Small Cap Portfolio and the International Portfolio was held on May 30, 2008. At the May 30, 2008 meeting shareholders voted and approved certain new portfolio management agreements between the Trust and each of: Artisan Partners Limited Partnership and Capital Guardian Trust Company, with respect to the International Portfolio; and Franklin Portfolio Associates LLC, IronBridge Capital Management LLC and Sterling Johnston Capital Management, LP with respect to the Small Cap Portfolio (each a “Specialist Manager”) (each a “New Agreement”). These New Agreements were approved by shareholders on May 30, 2008 and replace the former performance-based fee arrangements for each of the Specialist Managers noted above with a more traditional asset-based fee arrangement. The results of the May 30, 2008 meeting are presented below:

1.    To approve or disapprove a new portfolio management agreement between the Trust, on behalf of the International Portfolio, and Capital Guardian Trust Company; and

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The International Equity Portfolio	143,150,201	99,549,858	69.54%	99,549,858	100.00%

2.    To approve or disapprove a new portfolio management agreement between the Trust, on behalf of the International Portfolio, and Artisan Partners Limited Partnership.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The International Equity Portfolio	143,150,201	99,549,858	69.54%	99,549,858	100.00%

3.    To approve or disapprove a new portfolio management agreement between the Trust, on behalf of the Small Cap Portfolio, and Sterling Johnston Capital Management, Inc.;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Small Capitalization Equity Portfolio	50,559,387	34,292,772	67.83%	34,292,772	100.00%

4.    To approve or disapprove a new portfolio management agreement between the Trust, on behalf of the Small Cap Portfolio, and Franklin Portfolio Associates LLC; and

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Small Capitalization Equity Portfolio	50,559,387	34,292,772	67.83%	34,292,772	100.00%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

5.    To approve or disapprove a new portfolio management agreement between the Trust, on behalf of the Small Cap Portfolio, and IronBridge Capital Management, Inc.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Small Capitalization Equity Portfolio	50,559,387	34,292,772	67.83%	34,292,772	100.00%

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The table below provides information about hypothetical account values and hypothetical expenses based on each Hirtle Callaghan Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2008	Ending Account Value, June 30, 2008	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Equity Portfolio	Actual	$1,000	$855	$1.98	0.43%
	Hypothetical[1]	$1,000	$1,023	$2.16	0.43%
Growth Portfolio	Actual	$1,000	$909	$1.47	0.31%
	Hypothetical[1]	$1,000	$1,023	$1.56	0.31%
Small Cap Portfolio	Actual	$1,000	$926	$3.07	0.64%
	Hypothetical[1]	$1,000	$1,022	$3.22	0.64%
International Portfolio	Actual	$1,000	$885	$3.80	0.81%
	Hypothetical[1]	$1,000	$1,021	$4.08	0.81%
Fixed Income Portfolio	Actual	$1,000	$984	$1.53	0.31%
	Hypothetical[1]	$1,000	$1,023	$1.56	0.31%
Fixed Income II Portfolio	Actual	$1,000	$1,002	$1.69	0.34%
	Hypothetical[1]	$1,000	$1,023	$1.71	0.34%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

		Beginning Account Value, January 1, 2008	Ending Account Value, June 30, 2008	Expenses Paid During Period[2]	Annualized Expense Ratio
Fixed Opportunity Portfolio	Actual	$1,000	$990	$2.77	0.56%
	Hypothetical[1]	$1,000	$1,022	$2.82	0.56%
Short-Term Municipal Portfolio	Actual	$1,000	$1,015	$1.45	0.29%
	Hypothetical[1]	$1,000	$1,024	$1.46	0.29%
Intermediate Municipal Portfolio	Actual	$1,000	$995	$1.59	0.32%
	Hypothetical[1]	$1,000	$1,023	$1.61	0.32%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended June 30, 2008 qualify for the corporate dividend received deduction for the following Portfolios:

Portfolio	Dividends Received Deduction
Value Portfolio	72.80%
Growth Portfolio	100.00%
Small Cap Portfolio	20.48%

B.    Foreign Tax Pass through Credit.    The International Portfolio intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2008. These shareholders will receive more detailed information along with their 2008 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2008, are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
International Portfolio	$0.33	$0.03

C.    Qualified Dividends.    For the fiscal year ended June 30, 2008, the following dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Portfolio	Dividends Paid
Value Portfolio	$31,977,074
Growth Portfolio	17,268,648
Small Cap Portfolio	4,726,163
International Portfolio	49,323,122

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

D.    Qualified Interest Income.    For the fiscal year ended June 30, 2008, the following dividends paid by the Portfolios were designated as Qualified Interest Income as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Portfolio	Amount
Value Portfolio	$817,188
Growth Portfolio	1,061,051
Small Cap Portfolio	417,303
International Portfolio	1,068,832
Fixed Income Portfolio	14,463,661
Fixed Income II Portfolio	14,485,300
Fixed Income Opportunity Portfolio	12,581,864
Short-Term Municipal Portfolio	1,143,498
Intermediate Municipal Portfolio	24,563,399

E.    Long Term Capital Gains.    The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount
Value Portfolio	$89,873,814
Small Cap Portfolio	44,431,835
International Portfolio	186,871,636

F.    Tax Exempt Distributions.    The Portfolios declared and paid tax exempt distributions for the fiscal year ended June 30, 2008, as follows:

Portfolio	Amount
Short-Term Municipal Portfolio	$1,131,111
Intermediate Municipal Portfolio	21,342,308

5.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio:

Security Allocation	Percentage of Value
Consumer Discretionary	9.8%
Consumer Staples	9.1%
Energy	15.7%
Financials	23.0%
Healthcare	11.1%
Industrials	8.9%
Information Technology	9.0%
Materials	3.9%
Telecommunication Services	7.3%
Utilities	2.2%

Total	100.0%

Growth Portfolio:

Security Allocation	Percentage of Value
Consumer Discretionary	9.5%
Consumer Staples	13.8%
Energy	8.7%
Financials	5.1%
Healthcare	18.6%
Industrials	9.5%
Information Technology	29.7%
Materials	3.8%
Telecommunication Services	0.3%
Utilities	1.0%

Total	100.0%

Small Cap Portfolio:

Security Allocation	Percentage of Value
Consumer Discretionary	11.0%
Consumer Staples	8.7%
Energy	10.1%
Financials	12.5%
Healthcare	7.1%
Industrials	22.1%
Information Technology	4.4%
Materials	8.6%
Telecommunication Services	3.0%
Utilities	12.5%

Total	100.0%

International Portfolio:

Security Allocation	Percentage of Value
Consumer Discretionary	8.5%
Consumer Staples	9.9%
Energy	11.5%
Financials	17.6%
Healthcare	6.0%
Industrials	15.2%
Information Technology	8.6%
Materials	10.5%
Telecommunication Services	6.2%
Utilities	6.0%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

Fixed Income Portfolio:

Security Allocation	Percentage of Value
U.S. Treasury	10.3%
Mortgages	57.7%
Corporates	21.7%
Asset-Backed Securities	1.4%
Taxable Municipal	2.7%
Cash/Other	6.2%

Total	100.0%

Fixed Income II Portfolio:

Security Allocation	Percentage of Value
U.S. Treasury	1.8%
Agency	0.7%
Mortgages	68.9%
Corporates	21.0%
Taxable Municipal	0.2%
Asset-Backed Securities	4.4%
Cash/Other	3.0%

Total	100.0%

Fixed Opportunity Portfolio:

Security Allocation	Percentage of Value
Automotive	3.5%
Cable System Operators	7.1%
Chemicals	1.1%
Containers & Packaging	0.4%
Defense Technology	2.5%
Diversified Capital Goods	1.3%
Electronics	3.1%
Energy	19.5%
Environmental	4.5%
Finance	4.3%
Food & Staples Retailing	0.9%
Health Care & Life Sciences	8.3%
Media	2.8%
Natural Resources	4.7%
Paper & Forest Products	2.6%
Publishing, Advertising & Entertainment	4.9%
Retail	0.4%

Security Allocation	Percentage of Value
Support Services	4.3%
Telecommunications Equipment	4.0%
Power Generation	8.6%
Cash/Other	11.2%

Total	100.0%

Short-Term Municipal Portfolio:

Security Allocation	Percentage of Value
Alabama	6.4%
Arizona	4.0%
Florida	9.6%
Idaho	3.5%
Illinois	13.2%
Indiana	6.0%
Iowa	7.8%
Kansas	2.5%
Massachusetts	5.7%
Michigan	7.6%
Nevada	3.2%
New York	3.2%
Ohio	9.4%
Tennessee	3.2%
Texas	8.9%
Utah	3.2%
Other	2.6%

Total	100.0%

Intermediate Municipal Portfolio:

Security Allocation	Percentage of Value
Alabama	0.2%
Alaska	1.5%
Arizona	4.1%
Arkansas	1.2%
California	6.3%
Colorado	2.2%
Connecticut	0.5%
Delaware	0.8%
District of Columbia	1.4%
Florida	5.3%
Georgia	0.5%
Hawaii	0.2%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

Security Allocation	Percentage of Value
Idaho	1.4%
Illinois	6.4%
Indiana	2.1%
Iowa	1.7%
Kentucky	1.4%
Louisiana	3.2%
Maryland	0.3%
Massachusetts	1.8%
Michigan	2.3%
Minnesota	0.2%
Mississippi	0.4%
Missouri	2.1%
Montana	0.5%
Nebraska	0.8%
Nevada	0.1%
New Hampshire	0.4%
New Jersey	4.1%
New Mexico	0.2%
New York	6.1%

Security Allocation	Percentage of Value
North Carolina	0.4%
North Dakota	1.0%
Ohio	2.6%
Oklahoma	1.8%
Pennsylvania	13.7%
Rhode Island	0.4%
South Carolina	0.4%
South Dakota	0.1%
Tennessee	0.7%
Texas	4.1%
Utah	1.1%
Virginia	0.2%
Washington	1.5%
West Virginia	0.6%
Wisconsin	1.2%
Other	10.5%

Total	100.0%

7.    ADDITIONAL SUBSEQUENT EVENT INFORMATION

A.    On July 1, 2008, new Portfolio Management Agreements with each of Franklin Portfolio Associates, LLC, IronBridge Capital Management, LP and Sterling Johnston Capital Management, L.P. with respect to the Small Capitalization Equity Portfolio, and Artisan Partners Limited Partnership and Capital Guardian Trust Company with respect to the International Equity Portfolio became effective. Each of these agreements replaced a prior agreement with the same Specialist Manager that had provided for performance-based fee structures.

B.    Since July 1, 2008, three new Portfolios of the Trust commenced operations. These Portfolios are The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Institutional Small Capitalization Equity Portfolio. Two more new Portfolios were registered with the Securities and Exchange Commission, but had not yet commenced operations. These Portfolios are The Institutional International Equity Portfolio and The Emerging Markets Portfolio.

C.    On August 15, 2008, shareholders of The Small Capitalization Equity Portfolio approved a new Portfolio Management Agreement with Geewax & Partners, LLC, which succeeded to the business of Geewax, Terker & Co. as of July 1, 2008. With the effectiveness of such agreement, the interim agreement with Geewax & Partners, LLC, which was approved by the Board in accordance with Rule 15a-4 under the 1940 Act, terminated.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

8.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s Board (i) approved the continuation of portfolio management agreements with each of the Trust’s Specialist Managers;1 (ii) approved new agreements with five Specialist Managers each of which was designed to discontinue the prior fulcrum fee arrangement and implement asset-based fee schedules.2

In approving the investment advisory arrangements referenced above, the Board concluded that the terms and conditions of the relevant agreements (collectively, the “Manager Contracts”) were in the best interests of the Trust and consistent with the expectations of the Trust’s shareholders based on the specific circumstances of the Trust and its Portfolios. While the Board did not identify any particular factor as controlling the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which Hirtle Callaghan implements certain asset allocation strategies on behalf of its investment advisory clients; that shares of the Trust are generally available only to such clients; and that Hirtle Callaghan recommended that the Manager Contracts be approved by the Board. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds managed by other investment advisers (“peer funds”). While the Board found such comparisons to be useful as an indication of the range of fees and services in the peer funds, the Board did not specifically rely upon such comparisons. Rather, the Board based its findings on the specific facts and circumstances of the Trust.

In approving the continuation of portfolio management agreements relating to the Value Equity, Growth Equity, Short-Term Municipal Bond; Intermediate Term Municipal Bond, Fixed Income, Fixed Income II, and Fixed Income Opportunity Portfolios, the Board had before it information to the effect that the Specialist Managers for these Portfolios are responsible only for day-to-day investment decisions, do not participate in the administration or distribution of shares of the Portfolios and receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios. The Board reviewed the services provided by the Specialist Managers, their relative performance, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to Hirtle Callaghan’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) in the case of multi-manager Portfolios, the contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was fair and reasonable and in the best interest of shareholders.

The Board also determined that the rate at which each of the Specialist Managers that serve these Portfolios is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services to the Portfolios, the profitability of such managers and/or fees charged by such managers to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations

[1]

Specialist Manager Contracts reviewed for continuation by the Board during the period include portfolio management agreements with each of: Aberdeen Asset Management, Inc.; Artisan Partners Limited Partnership; BlackRock Financial Management, Inc.; Breckinridge Capital Advisors, Inc.; Capital Guardian Trust Company; Causeway Capital Management, LLC; Franklin Portfolio Associates, LLC; Frontier Capital Management Company, LLC; Geewax, Terker & Co.; Institutional Capital, LLC; IronBridge Capital Management, LP; Jennison Associates, LLC; JS Asset Management, LLC; Schroder Investment Management North America, Inc.; Seix Investment Advisors, LLC; Sustainable Growth Advisers; Sterling Johnston Capital Management, L.P; and SSgA Funds Management, Inc.

[2]

Such agreements include portfolio management agreements with each of: Artisan Partners Limited Partnership; Capital Guardian Trust Company; Franklin Portfolio Associates, LLC; IronBridge Capital Management, LP; and Sterling Johnston Capital Management, L.P.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

conducted by the officers of the Trust and Hirtle Callaghan, including, in several cases, negotiated fee reductions, waivers and scheduled breakpoints designed to recognize economies of scale in appropriate cases.

The Board’s review of portfolio management agreements relating to the Small Capitalization Equity Portfolio (“Small Cap Portfolio”) and the International Equity Portfolio (“International Portfolio”) during the period resulted in the approval of the continuation of portfolio management agreements with Frontier Capital Management Company, LLC and Causeway Capital Management, LLC. In each case, the information considered by the Board, and the Board’s conclusions were the same as those set forth above. The Board also approved continuation of an agreement relating to the Small Cap Portfolio between the Trust and Geewax & Terker and Co. as well as an interim agreement and, subject to shareholder approval, a final agreement with Geewax & Partners, to which the operations and business of Geewax, Terker & Co. were transferred effective July 1, 2008. Shareholders of The Small Cap Portfolio approved the final agreement on August 15, 2008. In connection with the Board’s deliberations regarding these agreements, the Board requested and received detailed information with respect to the transition, including the continuity of the personnel responsible for day-to-day portfolio management services provided to the Small Cap Portfolio, as well as the range of information described above. The Board concluded that, in light of the specific circumstances of the Small Cap Portfolio and the fact that the management of the Small Cap Portfolio would be unchanged, approval of the agreements would be in the best interests of the shareholders and consistent with their expectations. Additional factors considered by the Board, and the conclusions reached thereto were the same as those described above.

During the period, and subject to the approval of the shareholders of the Small Cap or International Portfolios, as applicable, the Board approved two new portfolio management agreements relating to the International Portfolio and three new portfolio management agreements relating to the Small Cap Portfolio. The terms of these new agreements include the payment of asset-based advisory fees to Artisan Partners Limited Partnership (“Artisan”); Capital Guardian Trust Company (“Cap Guardian”); Franklin Portfolio Associates, LLC (“FPA”); IronBridge Capital Management, LP (“IronBridge”); and Sterling Johnston Capital Management, L.P (“Sterling Johnston”) (collectively, the “Affected Managers”). During the course of its review, the Board considered Hirtle Callaghan’s views that transition to an asset-based fee schedule was appropriate in light of changes in the securities markets, including changes in the economic climate and related volatility and in light of an overall tax efficiency initiative expected to achieve certain tax benefits for shareholders of the Portfolios. The Board also considered that a transition to asset-based fees would tend, over time and during periods when an Affected Manager outperforms designated benchmarks, to reduce the overall expenses associated with an investment in the Portfolios, lead to better long-term “net of fee” performance and limit the potential that shareholders of Portfolios would experience automatic increases in the rate at which advisory fees are computed during declining markets. The Board also considered the fact that the transition to asset-based fees may increase the fees payable to certain of the Affected Managers under certain circumstances. The Board concluded that the overall terms and conditions of the new portfolio management agreements, which are in all material respects other than the fee provisions, substantially the same as those of agreements that would be replaced, were fair and reasonable.

In reaching its conclusions with respect to the agreements between the Trust and CapGuardian, Sterling Johnston, Artisan, FPA and Ironbridge, respectively, the Board also considered the range of information set forth above and reached like conclusions. The Board noted that no single factor was determinative in its opinion, but based its findings primarily on the specific facts and circumstances of the Portfolios and the Trust as a whole. The Board gave substantial weight to Hirtle Callaghan’s views and recommendations with respect to the quality of the services provided and, in particular, Hirtle Callaghan’s view with respect to the advisability of continuing the engagement of the Affected Managers. While the Board had before it information relating to the costs incurred by the Affected Managers and their profitability as it related to services rendered to the Trust, the Board did not specifically rely on such information, recognizing that the negotiations between the Trust and each of the Affected Managers were conducted at “arms length” by officers of the Trust and by Hirtle Callaghan.4

[4]	Shareholders approved the contracts on pages 147-148; see summary in this report.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — June 30, 2008

In connection with the approval of the new asset-based fee agreement described above, and pending the approval of such contracts by shareholders of the Small Cap and International Portfolios, the Board also approved the continuance of the then existing portfolio management agreements between the Trust and each of Artisan, CapGuardian, FPA, Sterling, and Ironbridge. In each case, the Board’s approval was based on the range of information about the Affected Managers noted above and, in each case, the Board’s concluded that the nature and quality of the services provided, and the performance achieved, by the Affected Managers warranted the Board’s decision to continue such agreements.

During the period, the Board also considered and approved the proposed transfer of the Trust’s investment advisory agreement with Hirtle Callaghan & Co., Inc. to a Hirtle Callaghan & Co., LLC. The transfer, which became effective on August 1, 2008, reflects a restructuring of the Hirtle Callaghan organization but did not result in any change of control or management of Hirtle Callaghan or the Trust.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

Trustees and Officers of The Hirtle Callaghan Trust

GOVERNANCE.    The Trust’s Board of Trustees (“Board”) currently consists of seven members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are senior officers of Hirtle Callaghan and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in the Trust’s Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

Officers and Affiliated Trustees.    The Table below sets forth certain information about each of the Trust’s Interested Trustees, as well as its executive officers.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428-2998 Age: 61	Trustee, Chairman and President	Indefinite; Since 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal of Hirtle Callaghan.	14	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428-2998 Age: 46	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	For more than the past five years, Mr. Zion has been a Principal of Hirtle Callaghan.	14	None

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee**
Peter R. Guarino Foreside Compliance Services LLC Two Portland Square, 1st Floor Portland, ME 04101-4088 Age: 50	Chief Compliance Officer	One Year; Since 7/1/07	Managing Director of Foreside Compliance Services LLC since 2004; Independent Compliance Consultant from 2002 to 2004; General Counsel and Global Compliance Director of MiFund, Inc. (mutual fund services) from 2000 to 2002.	14	N/A

Kerry Reilly Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 42	Secretary	Indefinite; Since 12/12/06	Vice President (since January 2008), Counsel (since July, 2007), Assistant Counsel (January 2006 – June 2007) Legal Services, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.); from June 2004 to May 2005, employee of CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.	14	N/A

*	Mr. Callaghan may be deemed to be an “interested person,” as defined by the Investment Company Act, because he is a member of the Board of Directors of Hirtle Callaghan Holdings, Inc., the overall investment adviser to the Trust and Mr. Zion may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with Hirtle Callaghan.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — June 30, 2008 (Unaudited)

Independent Trustees.    The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee**
Ross H. Goodman Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428-2998 Age: 60	Trustee	Indefinite; Since 7/20/95	For more than the past five years, Mr. Goodman has been President and Owner of American Industrial Management & Sales, Northeast, Inc. or its predecessors (manufacturing representative).	14	None

Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428-2998 Age: 65	Trustee	Indefinite; Since 7/20/95	For more than the past five years, Mr. Kling has been associated with CRA Real Estate Securities, L.P., a registered investment adviser and indirect, wholly-owned subsidiary of ING Group.	14	ING Clarion Real Estate; ING Clarion Global Real Estate Income Fund; Old Mutual Advisors Funds

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428-2998 Age: 62	Trustee	Indefinite; Since 7/15/99	Since early 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	14	None

Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway, Suite 1570 Houston, TX 77019-2125 Age: 69	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	14	Oncor Electric Delivery Company

THE HIRTLE CALLAGHAN TRUST

Additional Information (concluded) — June 30, 2008 (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee**
Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428-2998 Age: 69	Trustee	Indefinite; Since 7/1/04	Mr. Magarick is retired. Prior to June 2004 he was a partner in the auditing firm of BDO Seidman, LLP.	14	Atlas Pipeline Holdings, LP

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. To obtain a copy of the SAI, without charge, call 1-800-242-9596.

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle Callaghan & Co., LLC Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square—18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator	Independent Registered Public Accounting Firm
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 41 South High Street Suite 2500 Columbus, Ohio 43215

Distributor	Custodian
Foreside Fund Services LLC Two Portland Square, 1st Flr Portland, Maine 04101	State Street Bank and Trust Company Two World Financial Center 225 Liberty Street New York, New York 10281

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/08

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the board effective July 1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4.	Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2008 and June 30, 2007 the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table below.

	2008 Current Year	2007 Previous Year
Audit Fees (1)	169,000	154,000
Audit-Related Fees	7,000	0
Tax Fees (2)	31,000	23,400
All Other Fees	0	0

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	For the fiscal year ended June 30, 2008, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $31,000. Such tax services included the review of income and excise tax returns for the Registrant. For the fiscal year ended June 30, 2007, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $23,400. Such tax services included the review of income and excise tax returns for the Registrant.

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the Hirtle Callaghan Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) - None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(i)(c) of Regulation S-X.

(f) Not applicable.

(g) - For the fiscal years ended June 30, 2008 and June 30, 2007 the Aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0 respectively.

(h) Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

6(a) Not applicable.

6(b) Not applicable.

  (b) (1) Not applicable.

  (b) (2) Not applicable.

  (b) (3) Not applicable.

  (b) (4) Not applicable.

  (b) (5) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act 17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hirtle Callaghan Trust

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion, Principal Financial Officer
Robert J. Zion, Principal Financial Officer

Date September 8, 2008

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date September 8, 2008

*	Print the name and title of each signing officer under his or her signature.